UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-4676

Harbor Funds
(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: October 31, 2015
Date of reporting period: July 31, 2016

ITEM 1 – SCHEDULE OF INVESTMENTS
The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of
Portfolio Holdings
July 31, 2016
Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
GROWTH FUNDS
Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX	HNACX
Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX	HNMGX
Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX	HNSGX
Harbor Small Cap Growth Opportunities Fund	HASOX	HRSOX	HISOX	HNSOX
VALUE FUNDS
Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX	HNLVX
Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX	HNMVX
Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX	HNVRX

Harbor Capital Appreciation Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 0.0%)
COMMON STOCKS—100.0%
Shares		Value
AEROSPACE & DEFENSE—1.5%
2,991,100	Boeing Co.	$ 399,790
AUTOMOBILES—1.0%
1,136,018	Tesla Motors Inc.*	266,726
BEVERAGES—2.2%
1,195,060	Constellation Brands Inc.	196,743
2,304,298	Monster Beverage Corp.*	370,139
		566,882
BIOTECHNOLOGY—9.1%
2,615,011	Alexion Pharmaceuticals Inc.*	336,290
903,210	Biogen Inc.*	261,868
1,507,973	BioMarin Pharmaceutical Inc.*	149,923
5,483,005	Celgene Corp.*	615,138
860,397	Regeneron Pharmaceuticals Inc.*	365,772
2,703,681	Shire plc ADR[1]	524,839
1,093,845	Vertex Pharmaceuticals Inc.*	106,103
		2,359,933
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—1.5%
1,405,417	Goldman Sachs Group Inc.	$ 223,194
5,690,281	Morgan Stanley	163,482
		386,676
CHEMICALS—0.3%
959,249	Albemarle Corp.	80,740
COMMUNICATIONS EQUIPMENT—0.8%
1,587,747	Palo Alto Networks Inc.*	207,820
DIVERSIFIED FINANCIAL SERVICES—1.4%
2,919,538	S&P Global Inc.	356,768
ENERGY EQUIPMENT & SERVICES—1.4%
5,071,485	Halliburton Co.	221,421
1,665,829	Schlumberger Ltd.	134,133
		355,554
FOOD & STAPLES RETAILING—2.6%
2,497,533	Costco Wholesale Corp.	417,638
7,887,543	Kroger Co.	269,675
		687,313
HOTELS, RESTAURANTS & LEISURE—4.7%
6,434,324	Marriott International Inc.	461,341
2,436,045	McDonald's Corp.	286,601
7,950,978	Starbucks Corp.	461,554
		1,209,496
INDUSTRIAL CONGLOMERATES—0.6%
4,778,169	General Electric Co.	148,792
INTERNET & CATALOG RETAIL—9.6%
2,088,624	Amazon.com Inc.*	1,584,869
4,450,141	Netflix Inc.*	406,075
356,776	Priceline Group Inc.*	481,937
		2,472,881
INTERNET SOFTWARE & SERVICES—14.4%
6,506,156	Alibaba Group Holding Ltd. ADR (CHN)*,1	536,628
810,057	Alphabet Inc. Class A*	641,030
832,116	Alphabet Inc. Class C*	639,722
9,351,031	Facebook Inc.*	1,158,967
30,594,368	Tencent Holdings Ltd. (CHN)	738,950
		3,715,297
IT SERVICES—7.2%
2,028,963	FleetCor Technologies Inc.*	307,753
6,841,357	MasterCard Inc.	651,571
11,536,942	Visa Inc.	900,458
		1,859,782
LIFE SCIENCES TOOLS & SERVICES—0.9%
1,395,228	Illumina Inc.*	232,096
MEDIA—2.5%
3,842,295	Time Warner Inc.	294,512
3,657,674	Walt Disney Co.	350,954
		645,466
OIL, GAS & CONSUMABLE FUELS—1.3%
2,708,463	Concho Resources Inc.*	336,391

1

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—6.2%
2,061,865	Allergan plc*	$ 521,549
8,884,022	Bristol-Myers Squibb Co.	664,613
7,212,304	Novo Nordisk AS ADR (DEN)[1]	410,885
		1,597,047
REAL ESTATE INVESTMENT TRUSTS (REITs)—1.4%
3,066,384	American Tower Corp.	354,995
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.6%
4,955,812	NVIDIA Corp.	282,977
3,545,152	NXP Semiconductors NV (NET)*	298,112
5,589,229	QUALCOMM Inc.	349,774
		930,863
SOFTWARE—10.6%
5,905,690	Adobe Systems Inc.*	577,931
381,042	Atlassian Corp. plc (AUS)*	11,420
10,845,153	Microsoft Corp.	614,703
4,525,028	Red Hat Inc.*	340,689
7,473,987	Salesforce.com Inc.*	611,372
4,357,366	Splunk Inc.*	272,510
3,772,515	Workday Inc.*	314,401
		2,743,026
SPECIALTY RETAIL—7.8%
3,286,903	Home Depot Inc.	454,381
17,779,952	Industria de Diseno Textil SA (SP)	614,897
1,897,539	O'Reilly Automotive Inc.*	551,482
4,835,360	TJX Companies Inc.	395,146
		2,015,906
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.4%
8,461,107	Apple Inc.	$ 881,732
TEXTILES, APPAREL & LUXURY GOODS—4.0%
2,045,860	adidas AG (GER)	336,077
2,627,462	Lululemon Athletica Inc. (CAN)*	204,023
9,036,438	NIKE Inc.	501,522
		1,041,622
TOTAL COMMON STOCKS
(Cost $16,721,318)		25,853,594

SHORT-TERM INVESTMENTS—0.4%
(Cost $92,673)
Principal Amount
REPURCHASE AGREEMENTS
$92,673	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $94,528)	92,673
TOTAL INVESTMENTS—100.4%
(Cost $16,813,991)		25,946,267
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(95,512)
TOTAL NET ASSETS—100.0%		$25,850,755

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$ 399,790	$ —	$—	$ 399,790
Automobiles	266,726	—	—	266,726
Beverages	566,882	—	—	566,882
Biotechnology	2,359,933	—	—	2,359,933
Capital Markets	386,676	—	—	386,676
Chemicals	80,740	—	—	80,740
Communications Equipment	207,820	—	—	207,820
Diversified Financial Services	356,768	—	—	356,768
Energy Equipment & Services	355,554	—	—	355,554
Food & Staples Retailing	687,313	—	—	687,313
Hotels, Restaurants & Leisure	1,209,496	—	—	1,209,496
Industrial Conglomerates	148,792	—	—	148,792
Internet & Catalog Retail	2,472,881	—	—	2,472,881
Internet Software & Services	2,976,347	738,950	—	3,715,297
IT Services	1,859,782	—	—	1,859,782
Life Sciences Tools & Services	232,096	—	—	232,096
Media	645,466	—	—	645,466
Oil, Gas & Consumable Fuels	336,391	—	—	336,391
Pharmaceuticals	1,597,047	—	—	1,597,047
Real Estate Investment Trusts (REITs)	354,995	—	—	354,995
Semiconductors & Semiconductor Equipment	930,863	—	—	930,863
2

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Software	$ 2,743,026	$ —	$—	$ 2,743,026
Specialty Retail	1,401,009	614,897	—	2,015,906
Technology Hardware, Storage & Peripherals	881,732	—	—	881,732
Textiles, Apparel & Luxury Goods	705,545	336,077	—	1,041,622
Short-Term Investments
Repurchase Agreements	—	92,673	—	92,673
Total Investments in Securities	$24,163,670	$1,782,597	$—	$25,946,267
There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
AUS	Australia
CAN	Canada
CHN	China
DEN	Denmark
GER	Germany
NET	Netherlands
SP	Spain
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Mid Cap Growth Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 4.8%)
COMMON STOCKS—95.2%
Shares		Value
BEVERAGES—5.0%
74,360	Molson Coors Brewing Co.	$ 7,596
122,790	Monster Beverage Corp.*	19,724
		27,320
BIOTECHNOLOGY—3.0%
26,634	Alnylam Pharmaceuticals Inc.*	1,813
87,844	Incyte Corp.*	7,925
48,980	Ionis Pharmaceuticals Inc.*	1,430
11,576	Regeneron Pharmaceuticals Inc.*	4,921
		16,089
BUILDING PRODUCTS—1.6%
137,383	Fortune Brands Home & Security Inc.	8,692
CHEMICALS—1.1%
649,193	Platform Specialty Products Corp.*	5,973
COMMUNICATIONS EQUIPMENT—1.5%
110,283	Arista Networks Inc.*	7,860
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED FINANCIAL SERVICES—2.6%
326,045	Double Eagle Acquisition Corp. (CYM )*	$ 3,309
86,870	S&P Global Inc.	10,616
		13,925
FOOD & STAPLES RETAILING—0.9%
216,024	Sprouts Farmers Market Inc.*	4,997
FOOD PRODUCTS—1.0%
618,967	Nomad Foods Ltd. (VG)*	5,478
HEALTH CARE EQUIPMENT & SUPPLIES—10.5%
58,100	Abiomed Inc.*	6,854
105,102	Align Technology Inc.*	9,370
51,416	Becton Dickinson and Co.	9,049
141,026	DexCom Inc.*	13,007
290,412	Hologic Inc.*	11,178
214,713	Insulet Corp.*	7,599
		57,057
HEALTH CARE TECHNOLOGY—5.4%
69,590	Athenahealth Inc.*	8,893
147,921	Cerner Corp.*	9,229
290,522	Veeva Systems Inc.*	11,037
		29,159
HOTELS, RESTAURANTS & LEISURE—7.0%
19,706	Chipotle Mexican Grill Inc.*	8,355
262,540	Hilton Worldwide Holdings Inc.	6,088
48,660	Jack in the Box Inc.	4,301
68,716	Panera Bread Co.*	15,071
60,007	Wyndham Worldwide Corp.	4,262
		38,077
HOUSEHOLD DURABLES—1.7%
109,432	Harman International Industries Inc.	9,043
INTERNET & CATALOG RETAIL—5.9%
157,541	Expedia Inc.	18,377
317,400	Wayfair Inc.*	13,807
		32,184
INTERNET SOFTWARE & SERVICES—4.9%
64,599	CoStar Group Inc.*	13,430
229,100	Godaddy Inc.*	6,855
6,374	Zillow Group Inc. Class A*	251
154,288	Zillow Group Inc. Class C*	6,056
		26,592
MACHINERY—3.2%
90,500	Middleby Corp.	10,894
97,803	Pentair plc (IE)	6,242
		17,136
OIL, GAS & CONSUMABLE FUELS—4.6%
33,258	Concho Resources Inc.*	4,131
46,765	Diamondback Energy Inc.*	4,106
59,237	Energen Corp.*	2,807
112,663	Newfield Exploration Co.*	4,878
36,356	Pioneer Natural Resources Co.	5,910
160,410	Qep Resources Inc.*	2,919
		24,751

4

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—4.3%
29,153	Allergan plc*	$ 7,374
92,100	Eisai Co. Ltd. (JP)	5,385
122,527	Mylan NV (NET)*	5,733
127,000	Ono Pharmaceutical Co. Ltd. (JP)	4,568
		23,060
PROFESSIONAL SERVICES—1.0%
170,319	TransUnion*	5,573
REAL ESTATE INVESTMENT TRUSTS (REITs)—2.1%
30,845	Equinix Inc.	11,501
ROAD & RAIL—1.3%
131,279	Knight Transportation Inc.	3,916
44,687	Landstar System Inc.	3,150
		7,066
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
325,631	Applied Materials Inc.	8,561
SOFTWARE—15.0%
256,980	Atlassian Corp. plc (AUS)*	7,702
127,036	Guidewire Software Inc.*	7,809
299,116	Mobileye NV (NET)*	14,331
167,258	ServiceNow Inc.*	12,531
339,172	SS&C Technologies Holdings Inc.	10,928
51,632	Ultimate Software Group Inc.*	10,796
202,429	Workday Inc.*	16,870
		80,967
SPECIALTY RETAIL—2.5%
34,262	Advance Auto Parts Inc.	5,820
152,144	Dick's Sporting Goods Inc.	7,803
		13,623
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
449,406	Pure Storage Inc.*	5,662
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—4.2%
311,012	Kate Spade & Co.*	$ 6,746
2,713,830	Samsonite International SA (HK)	7,711
86,830	Under Armour Inc. Class A*	3,426
140,708	Under Armour Inc. Class C*	5,023
		22,906
TRADING COMPANIES & DISTRIBUTORS—2.3%
185,150	AerCap Holdings NV (NET)*	6,760
136,627	Fastenal Co.	5,841
		12,601
TOTAL COMMON STOCKS
(Cost $447,484)		515,853

SHORT-TERM INVESTMENTS—3.3%
(Cost $17,804)
Principal Amount
REPURCHASE AGREEMENTS
$17,804	Repurchase Agreement with Bank of America dated July 29, 2016 due August 01, 2016 at 0.320% collateralized by U.S. Treasury Notes (value $18,180)	17,804
TOTAL INVESTMENTS—98.5%
(Cost $465,288)		533,657
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		7,892
TOTAL NET ASSETS—100.0%		$541,549

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $17,804,000 and holdings in the Pharmaceuticals and Textiles, Apparel & Luxury Goods categories valued at $9,953,000 and $7,711,000, respectively, are classified as Level 2. All other holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
AUS	Australia
CYM	Cayman Islands
HK	Hong Kong
IE	Ireland
JP	Japan
NET	Netherlands
VG	Virgin Islands
The accompanying notes are an integral part of the Portfolios of Investments.
5

Harbor Small Cap Growth Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.6%)
COMMON STOCKS—96.4%
Shares		Value
AEROSPACE & DEFENSE—2.5%
118,280	HEICO Corp.	$ 6,821
193,830	Hexcel Corp.	8,368
		15,189
AIRLINES—1.3%
190,590	Spirit Airlines Inc.*	8,148
COMMON STOCKS—Continued
Shares		Value
BANKS—2.8%
97,726	Cullen/Frost Bankers Inc.	$ 6,634
305,400	East West Bancorp Inc.	10,451
		17,085
BIOTECHNOLOGY—7.7%
169,850	Acceleron Pharma Inc.*	5,761
218,148	Acorda Therapeutics Inc.*	5,515
98,180	Alkermes plc (IE)*	4,899
1,131,310	ARIAD Pharmaceuticals Inc.*	10,759
1,104,047	Merrimack Pharmaceuticals Inc.*	6,404
196,595	Neurocrine Biosciences Inc.*	9,875
69,960	Prothena Corp. plc (IE)*	3,851
		47,064
BUILDING PRODUCTS—1.1%
85,705	American Woodmark Corp.*	6,362
CAPITAL MARKETS—1.0%
691,910	BGC Partners Inc.	6,137
CHEMICALS—3.9%
508,010	Chemtura Corp.*	14,270
272,833	PolyOne Corp.	9,568
		23,838
COMMUNICATIONS EQUIPMENT—1.5%
303,810	ARRIS International plc*	8,276
55,090	Ciena Corp.*	1,057
		9,333
CONTAINERS & PACKAGING—1.8%
271,730	Berry Plastics Group Inc.*	11,141
DIVERSIFIED CONSUMER SERVICES—2.2%
202,140	Bright Horizons Family Solutions Inc.*	13,557
DIVERSIFIED FINANCIAL SERVICES—1.0%
37,770	MarketAxess Holdings Inc.	6,106
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
267,750	Orbotech Ltd. (IL)*	7,639
HEALTH CARE EQUIPMENT & SUPPLIES—6.1%
154,910	Integra LifeSciences Holdings Corp.*	13,054
236,842	Masimo Corp.*	12,546
235,870	Tandem Diabetes Care Inc.*	1,564
459,010	Wright Medical Group NV (NET)*	10,066
		37,230
HEALTH CARE PROVIDERS & SERVICES—1.4%
207,114	TeamHealth Holdings Inc.*	8,459
HEALTH CARE TECHNOLOGY—1.1%
173,824	Omnicell Inc.*	6,723
HOTELS, RESTAURANTS & LEISURE—6.0%
210,060	Chuy's Holdings Inc.*	7,083
185,740	Dave & Buster's Entertainment Inc.*	8,266
209,046	Isle of Capri Casinos Inc.*	3,915
101,850	Texas Roadhouse Inc.	4,809
85,410	Vail Resorts Inc.	12,220
		36,293

6

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—2.1%
361,782	Installed Building Products Inc.*	$ 12,963
INTERNET SOFTWARE & SERVICES—2.0%
59,808	CoStar Group Inc.*	12,434
IT SERVICES—1.5%
161,020	Interxion Holding NV (NET)*	6,100
109,730	WNS Holdings Ltd. ADR (IND)*,1	3,080
		9,180
LEISURE PRODUCTS—1.0%
124,524	Brunswick Corp.	6,179
LIFE SCIENCES TOOLS & SERVICES—3.2%
204,220	Bruker Corp.	5,089
188,104	ICON plc (IE)*	14,610
		19,699
MACHINERY—3.7%
203,530	John Bean Technologies Corp.	13,620
737,120	Mueller Water Products Inc.	8,742
		22,362
MARINE—1.3%
215,420	Matson Inc.	8,050
MEDIA—4.7%
56,370	Madison Square Garden Co.*	10,304
197,985	Nexstar Broadcasting Group Inc.	10,008
271,677	Starz*	8,213
		28,525
OIL, GAS & CONSUMABLE FUELS—0.8%
518,866	Navigator Holdings Ltd. (UK)*	5,002
PHARMACEUTICALS—3.2%
1,839,095	Cardiome Pharma Corp. (CAN)*	5,757
361,083	Nektar Therapeutics*	6,243
197,329	Pacira Pharmaceuticals Inc.*	7,153
		19,153
PROFESSIONAL SERVICES—2.7%
114,818	CEB Inc.	6,894
151,439	Huron Consulting Group Inc.*	9,309
		16,203
REAL ESTATE INVESTMENT TRUSTS (REITs)—2.3%
158,940	Community Healthcare Trust Inc.	3,654
310,720	Four Corners Property Trust Inc.	6,746
38,812	National Health Investors Inc.	3,049
37,094	National Storage Affiliates Trust	793
		14,242
ROAD & RAIL—2.2%
155,244	Marten Transport Ltd.	3,361
156,060	Ryder System Inc.	10,284
		13,645
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
10,745	Cirrus Logic Inc.*	$ 522
75,315	Inphi Corp.*	2,650
320,600	Microsemi Corp.*	12,503
146,004	Monolithic Power Systems Inc.	10,617
		26,292
SOFTWARE—11.2%
228,939	BroadSoft Inc.*	10,263
136,761	Commvault Systems Inc.*	7,076
308,647	Fortinet Inc.*	10,707
48,049	Proofpoint Inc.*	3,646
266,370	Qlik Technologies Inc.*	8,044
261,519	Rapid7 Inc.*	3,656
69,330	Ultimate Software Group Inc.*	14,497
348,809	Zendesk Inc.*	10,548
		68,437
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
300,330	Electronics for Imaging Inc.*	13,302
THRIFTS & MORTGAGE FINANCE—1.3%
329,900	Essent Group Ltd. (BM)*	7,904
TRADING COMPANIES & DISTRIBUTORS—4.0%
350,949	Rush Enterprises Inc.*	8,065
92,640	Siteone Landscape Supply Inc.*	3,598
89,175	Watsco Inc.	12,845
		24,508
TOTAL COMMON STOCKS
(Cost $495,278)		588,384

SHORT-TERM INVESTMENTS—4.9%
(Cost $29,789)
Principal Amount
REPURCHASE AGREEMENTS
$29,789	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $30,386)	29,789
TOTAL INVESTMENTS—101.3%
(Cost $525,067)		618,173
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.3)%		(7,972)
TOTAL NET ASSETS—100.0%		$610,201

7

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $29,789,000 are classified as Level 2. All other holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
BM	Bermuda
CAN	Canada
IE	Ireland
IL	Israel
IND	India
NET	Netherlands
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.8%)
COMMON STOCKS—96.2%
Shares		Value
AEROSPACE & DEFENSE—1.4%
53,853	DigitalGlobe Inc.*	$ 1,452
64,513	Mercury Systems Inc.*	1,672
		3,124
AIR FREIGHT & LOGISTICS—0.8%
67,812	Echo Global Logistics Inc.*	1,679
COMMON STOCKS—Continued
Shares		Value
AUTO COMPONENTS—0.6%
63,002	Fox Factory Holding Corp.*	$ 1,209
BANKS—0.6%
57,471	Talmer Bancorp Inc.	1,208
BIOTECHNOLOGY—3.3%
301,387	ARIAD Pharmaceuticals Inc.*	2,866
26,096	BioSpecifics Technologies Corp.*	1,057
183,189	Exact Sciences Corp.*	3,184
		7,107
BUILDING PRODUCTS—1.7%
57,485	Caesarstone Ltd. (IL)	2,155
22,234	Masonite International Corp. (CAN)*	1,553
		3,708
CAPITAL MARKETS—0.9%
71,362	Financial Engines Inc.	1,883
COMMERCIAL SERVICES & SUPPLIES—2.0%
353,086	InnerWorkings Inc.*	3,005
40,520	Mobile Mini Inc.	1,317
		4,322
COMMUNICATIONS EQUIPMENT—1.6%
209,157	Infinera Corp.*	1,832
276,748	Oclaro Inc.*	1,586
		3,418
CONSTRUCTION & ENGINEERING—1.1%
24,972	Dycom Industries Inc.*	2,349
CONSUMER FINANCE—0.7%
65,845	Encore Capital Group Inc.*	1,607
DIVERSIFIED CONSUMER SERVICES—1.0%
396,642	Chegg Inc.*	2,138
DIVERSIFIED FINANCIAL SERVICES—0.5%
210,831	OnDeck Capital Inc.*	1,096
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
204,359	Iridium Communications Inc.*	1,835
ELECTRICAL EQUIPMENT—0.6%
76,664	Power Solutions International Inc.*	1,349
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
18,845	Coherent Inc.	1,999
33,239	Methode Electronics Inc.	1,164
		3,163
HEALTH CARE EQUIPMENT & SUPPLIES—13.6%
322,768	Accuray Inc.*	1,769
501,964	Cerus Corp.*	3,710
97,720	Cryolife Inc.*	1,424
296,983	Endologix Inc.*	4,190
25,662	ICU Medical Inc.*	2,996
148,710	Merit Medical Systems Inc.*	3,486
286,584	Novadaq Technologies Inc. (CAN)*	3,055
33,912	Nuvasive Inc.*	2,109
66,571	Spectranetics Corp.*	1,543

9

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
164,034	Wright Medical Group NV (NET)*	$ 3,597
46,545	Zeltiq Aesthetics Inc.*	1,580
		29,459
HEALTH CARE PROVIDERS & SERVICES—1.0%
131,027	Teladoc Inc.*	2,285
HEALTH CARE TECHNOLOGY—2.5%
94,394	Evolent Health Inc.*	2,222
213,473	Vocera Communications Inc.*	3,157
		5,379
HOTELS, RESTAURANTS & LEISURE—7.2%
110,430	Belmond Ltd. (BM)*	1,269
21,508	Churchill Downs Inc.	2,820
202,159	ClubCorp Holdings Inc.	2,931
39,864	Dave & Buster's Entertainment Inc.*	1,774
86,278	Habit Restaurants Inc.*	1,401
195,169	Penn National Gaming Inc.*	2,932
125,222	Planet Fitness Inc.*	2,567
		15,694
HOUSEHOLD DURABLES—0.9%
109,087	Century Communities Inc.*	1,931
INSURANCE—1.4%
152,594	National General Holdings Corp.	3,148
INTERNET & CATALOG RETAIL—2.2%
423,485	EVINE Live Inc.*	800
61,820	NutriSystem Inc.	1,829
42,644	Shutterfly Inc.*	2,268
		4,897
INTERNET SOFTWARE & SERVICES—7.3%
200,752	Angie's List Inc.*	1,624
259,666	Bankrate Inc.*	2,069
321,493	Gogo Inc.*	2,704
51,229	LogMeIn Inc.	4,401
101,615	Pandora Media Inc.*	1,382
111,430	Quotient Technology Inc.*	1,411
40,346	Shutterstock Inc.*	2,223
		15,814
IT SERVICES—5.6%
101,359	Blackhawk Network Holdings Inc.*	3,526
71,550	Interxion Holding NV (NET)*	2,711
74,991	Perficient Inc.*	1,666
148,385	WNS Holdings Ltd. ADR (IND)*,1	4,165
		12,068
MACHINERY—2.9%
52,368	Barnes Group Inc.*	1,986
29,194	CIRCOR International Inc.	1,662
88,593	NN Inc.	1,495
50,310	Rexnord Corp.*	1,071
		6,214
MEDIA—2.8%
112,078	Global Eagle Entertainment Inc.*	919
244,177	MDC Partners Inc. (CAN)	3,116
134,569	National CineMedia Inc.	2,096
		6,131
COMMON STOCKS—Continued
Shares		Value
MULTILINE RETAIL—1.0%
278,323	Tuesday Morning Corp.*	$ 2,196
OIL, GAS & CONSUMABLE FUELS—0.9%
107,804	Callon Petroleum Co.*	1,228
28,957	SM Energy Co.	786
		2,014
PHARMACEUTICALS—3.8%
303,345	Aralez Pharmaceuticals Inc. (CAN)*	1,062
53,882	Medicines Co.*	2,107
59,591	Pacira Pharmaceuticals Inc.*	2,160
353,267	Teligent Inc.*	2,869
		8,198
PROFESSIONAL SERVICES—4.5%
111,378	Korn/Ferry International	2,563
78,297	On Assignment Inc.*	2,893
69,494	WageWorks Inc.*	4,295
		9,751
ROAD & RAIL—0.5%
57,864	Swift Transportation Corp.*	1,114
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.4%
36,838	Ambarella Inc. (CYM )*	2,136
340,432	Maxlinear Inc.*	7,425
		9,561
SOFTWARE—10.6%
140,638	Callidus Software Inc.*	2,887
51,632	FleetMatics Group plc (IE)*	2,218
40,947	Imperva Inc.*	1,929
142,144	Infoblox Inc.*	2,661
14,232	Proofpoint Inc.*	1,080
16,384	Qlik Technologies Inc.*	495
189,155	Synchronoss Technologies Inc.*	7,063
202,482	TubeMogul Inc.*	2,270
140,307	Vasco Data Security International Inc.*	2,345
		22,948
SPECIALTY RETAIL—1.1%
143,262	Party City Holdco Inc.*	2,295
THRIFTS & MORTGAGE FINANCE—2.0%
82,378	Bofi Holding Inc.*	1,386
29,813	LendingTree Inc.	3,010
		4,396
TRADING COMPANIES & DISTRIBUTORS—0.9%
42,460	Beacon Roofing Supply Inc.*	1,997
TOTAL COMMON STOCKS
(Cost $188,241)		208,685

10

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—3.6%
(Cost $7,809)
Principal Amount		Value
REPURCHASE AGREEMENTS
$7,809	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $7,966)	$ 7,809
TOTAL INVESTMENTS—99.8%
(Cost $196,050)		216,494
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		508
TOTAL NET ASSETS—100.0%		$217,002
FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $7,809,000 are classified as Level 2. All other holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
BM	Bermuda
CAN	Canada
CYM	Cayman Islands
IE	Ireland
IL	Israel
IND	India
NET	Netherlands
The accompanying notes are an integral part of the Portfolios of Investments.
11

Harbor Large Cap Value Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 2.5%)
COMMON STOCKS—97.5%
Shares		Value
AEROSPACE & DEFENSE—2.6%
65,000	General Dynamics Corp.	$ 9,548
BANKS—14.3%
1,020,000	Banco Bilbao Vizcaya SA ADR (SP)[1]	5,957
625,000	Bank of America Corp.	9,056
74,000	BOK Financial Corp.	4,827
72,000	Cullen/Frost Bankers Inc.	4,888
128,000	First Republic Bank	9,174
92,000	JPMorgan Chase & Co.	5,885
58,000	M&T Bank Corp.	6,644
1,207,000	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	6,156
		52,587
BEVERAGES—2.1%
67,000	Diageo plc ADR (UK)[1]	7,808
BIOTECHNOLOGY—5.3%
158,000	AbbVie Inc.	10,464
52,000	Amgen Inc.	8,946
		19,410
CAPITAL MARKETS—2.5%
95,000	Ameriprise Financial Inc.	9,105
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—4.0%
160,000	Dow Chemical Co.	$ 8,587
59,926	PPG Industries Inc.	6,275
		14,862
CONSTRUCTION MATERIALS—3.0%
54,000	Martin Marietta Materials Inc.	10,943
ENERGY EQUIPMENT & SERVICES—1.9%
160,000	Halliburton Co.	6,986
FOOD & STAPLES RETAILING—2.9%
134,000	Walgreens Boots Alliance Inc.	10,619
FOOD PRODUCTS—4.5%
170,000	Archer Daniels Midland Co.	7,664
200,000	Mondelez International Inc.	8,796
		16,460
GAS UTILITIES—1.7%
113,000	National Fuel Gas Co.	6,386
HEALTH CARE EQUIPMENT & SUPPLIES—9.0%
248,000	Baxter International Inc.	11,909
108,000	Danaher Corp.	8,796
140,000	Medtronic plc (IE)	12,268
		32,973
HOUSEHOLD DURABLES—2.7%
214,000	Lennar Corp.	10,015
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.8%
540,000	AES Corp.	6,669
INSURANCE—2.4%
70,000	Chubb Ltd. (SWS)	8,768
IT SERVICES—1.6%
163,000	PayPal Holdings Inc.*	6,070
MACHINERY—6.4%
70,000	Deere & Co.	5,439
77,000	Illinois Tool Works Inc.	8,886
165,000	Oshkosh Corp.	9,090
		23,415
MEDIA—2.8%
134,000	Time Warner Inc.	10,271
OIL, GAS & CONSUMABLE FUELS—4.7%
125,000	Phillips 66	9,508
48,000	Pioneer Natural Resources Co.	7,803
		17,311
PERSONAL PRODUCTS—3.7%
175,000	Coty Inc.	4,702
193,000	Unilever NV (NET)	8,901
		13,603
PHARMACEUTICALS—2.6%
117,100	Novartis AG ADR (SWS)[1]	9,750
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.3%
170,000	Microchip Technology Inc.	9,459
143,000	Texas Instruments Inc.	9,974
		19,433

12

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—6.2%
120,000	Adobe Systems Inc.*	$ 11,743
199,000	Microsoft Corp.	11,279
		23,022
SPECIALTY RETAIL—3.5%
94,000	Home Depot Inc.	12,995
TOTAL COMMON STOCKS
(Cost $290,053)		359,009

SHORT-TERM INVESTMENTS—3.6%
(Cost $13,338)
Principal Amount		Value
REPURCHASE AGREEMENTS
$13,338	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $13,607)	$ 13,338
TOTAL INVESTMENTS—101.1%
(Cost $303,391)		372,347
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.1)%		(3,946)
TOTAL NET ASSETS—100.0%		$368,401

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $13,338,000 are classified as Level 2. All other holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
IE	Ireland
JP	Japan
NET	Netherlands
SP	Spain
SWS	Switzerland
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
13

Harbor Mid Cap Value Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.1%)
COMMON STOCKS—98.9%
Shares		Value
AEROSPACE & DEFENSE—3.3%
91,024	AAR Corp.	$ 2,199
35,500	Huntington Ingalls Industries Inc.	6,127
53,100	Moog Inc.*	2,924
11,800	Raytheon Co.	1,647
161,102	Spirit AeroSystems Holdings Inc.*	6,989
124,900	Textron Inc.	4,871
85,800	Triumph Group Inc.	2,645
3,511	Vectrus Inc.*	109
		27,511
AIR FREIGHT & LOGISTICS—0.4%
74,217	Atlas Air Worldwide Holdings Inc.*	3,208
AIRLINES—1.6%
79,057	Alaska Air Group Inc.	5,314
200,500	JetBlue Airways Corp.*	3,675
94,000	United Continental Holdings Inc.*	4,408
		13,397
AUTO COMPONENTS—2.1%
118,200	American Axle & Manufacturing Holdings Inc.*	2,058
29,600	Cooper-Standard Holding Inc.*	2,606
277,200	Goodyear Tire & Rubber Co.	7,947
40,200	Lear Corp.	4,561
		17,172
AUTOMOBILES—0.6%
91,600	Harley-Davidson Inc.	4,847
BANKS—4.8%
83,600	Banco Latinoamericano de Comercio Exterior SA (PA)	2,284
134,800	CIT Group Inc.	4,659
327,900	Fifth Third Bancorp	6,223
388,700	Huntington Bancshares Inc.	3,693
495,200	KeyCorp	5,794
4,800	PNC Financial Services Group Inc.	397
905,300	Regions Financial Corp.	8,301
198,600	SunTrust Banks Inc.	8,399
		39,750
BIOTECHNOLOGY—0.5%
31,000	United Therapeutics Corp.*	3,751
CAPITAL MARKETS—1.7%
111,000	Ameriprise Financial Inc.	10,638
72,900	Piper Jaffray Cos.*	3,014
		13,652
CHEMICALS—2.6%
54,700	A. Schulman Inc.	1,603
86,000	Cabot Corp.	4,187
55,600	Celanese Corp.	3,526
69,000	CF Industries Holdings Inc.	1,703
95,300	Eastman Chemical Co.	6,217

14

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
289,700	Huntsman Corp.	$ 4,479
1,324	Ingevity Corp.*	51
		21,766
COMMERCIAL SERVICES & SUPPLIES—1.3%
187,400	Pitney Bowes Inc.	3,619
165,700	R.R. Donnelley & Sons Co.	2,969
124,966	TETRA Tech Inc.	4,115
		10,703
COMMUNICATIONS EQUIPMENT—2.0%
438,900	Brocade Communications Systems Inc.	4,082
24,000	Harris Corp.	2,079
171,900	Juniper Networks Inc.	3,900
67,900	NETGEAR Inc.*	3,492
64,600	Plantronics Inc.	3,116
		16,669
CONSTRUCTION & ENGINEERING—1.1%
94,500	Chicago Bridge & Iron Co. NV (NET)	3,195
85,900	Fluor Corp.	4,597
42,500	Tutor Perini Corp.	1,068
		8,860
CONSUMER FINANCE—1.6%
144,400	Discover Financial Services	8,208
163,000	Navient Corp.	2,314
56,500	Nelnet Inc.	2,283
		12,805
CONTAINERS & PACKAGING—2.2%
93,344	Greif Inc.	3,746
94,000	Owens-Illinois Inc.*	1,766
77,241	Packaging Corp. of America	5,769
122,314	Sonoco Products Co.	6,230
7,946	WestRock Co.	341
		17,852
DIVERSIFIED FINANCIAL SERVICES—0.4%
120,200	Voya Financial Inc.	3,081
ELECTRIC UTILITIES—5.4%
115,100	American Electric Power Co. Inc.	7,977
104,700	Edison International	8,102
144,100	Entergy Corp.	11,728
328,500	FirstEnergy Corp.	11,471
143,200	PPL Corp.	5,400
		44,678
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
65,500	Avnet Inc.	2,692
235,500	Corning Inc.	5,233
480,500	Flextronics International Ltd. (SGP)*	6,088
105,900	Ingram Micro Inc.*	3,626
158,400	QLogic Corp.*	2,458
41,800	Tech Data Corp.*	3,257
154,200	Vishay Intertechnology Inc.	2,056
		25,410
ENERGY EQUIPMENT & SERVICES—1.9%
37,800	Atwood Oceanics Inc.*	404
136,960	Bristow Group Inc.	1,480
241,367	Diamond Offshore Drilling Inc.*	5,484
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
100,600	Ensco plc (UK)	$ 922
83,400	National Oilwell Varco Inc.	2,698
129,900	Noble Corp. plc (UK)	959
74,800	Oceaneering International Inc.	2,085
21,633	Paragon Offshore plc (UK)	11
131,800	Rowan Cos. plc (UK)*	2,009
		16,052
FOOD & STAPLES RETAILING—0.9%
62,200	Ingles Markets Inc.	2,415
84,666	Kroger Co.	2,895
516,700	SUPERVALU Inc.*	2,521
		7,831
FOOD PRODUCTS—2.2%
67,500	Archer Daniels Midland Co.	3,043
59,100	Bunge Ltd. (BM)	3,891
21,700	Ingredion Inc.	2,891
111,700	Tyson Foods Inc.	8,221
		18,046
GAS UTILITIES—0.3%
100,021	Questar Corp.	2,518
HEALTH CARE PROVIDERS & SERVICES—4.4%
22,400	Aetna Inc.	2,581
99,700	Cardinal Health Inc.	8,335
42,900	CIGNA Corp.	5,532
92,900	Community Health Systems Inc.	1,186
262,983	Kindred Healthcare Inc.	3,224
96,600	Owens & Minor Inc.	3,449
118,200	Quest Diagnostics Inc.	10,208
23,225	Quorum Health Corp.*	253
97,800	Select Medical Holdings Corp.*	1,125
		35,893
HOTELS, RESTAURANTS & LEISURE—1.7%
171,600	Brinker International Inc.	8,089
87,500	Wyndham Worldwide Corp.	6,214
		14,303
HOUSEHOLD DURABLES—1.9%
60,636	CalAtlantic Group Inc.	2,196
101,478	Ethan Allen Interiors Inc.	3,524
65,200	Meritage Homes Corp.	2,373
37,400	Whirlpool Corp.	7,194
		15,287
HOUSEHOLD PRODUCTS—0.3%
101,707	Central Garden & Pet Co.*	2,318
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.6%
380,400	AES Corp.	4,698
INSURANCE—8.5%
65,100	Aflac Inc.	4,705
38,100	Allstate Corp.	2,603
47,574	American Financial Group Inc.	3,478
83,000	AmTrust Financial Services Inc.	1,981
59,700	Aspen Insurance Holdings Ltd. (BM)	2,744
40,100	Assurant Inc.	3,329
88,400	Assured Guaranty Ltd. (BM)	2,368
51,900	Axis Capital Holdings Ltd. (BM)	2,885

15

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
98,900	Endurance Specialty Holdings Ltd. (BM)	$ 6,689
53,100	Everest Re Group Ltd. (BM)	10,036
150,800	Hartford Financial Services Group Inc.	6,009
105,600	Lincoln National Corp.	4,612
133,300	Maiden Holdings Ltd. (BM)	1,862
46,000	Principal Financial Group Inc.	2,145
134,600	Universal Insurance Holdings Inc.	2,926
139,000	Unum Group	4,644
77,600	Validus Holdings Ltd. (BM)	3,836
89,700	XL Group Ltd. (BM)	3,105
		69,957
INTERNET SOFTWARE & SERVICES—0.2%
190,700	DHI Group Inc.*	1,390
IT SERVICES—2.6%
43,000	Amdocs Ltd.	2,509
110,756	Convergys Corp.	2,952
135,957	Teradata Corp.*	3,858
228,100	Western Union Co.	4,562
759,600	Xerox Corp.	7,824
		21,705
LEISURE PRODUCTS—0.7%
184,500	Smith & Wesson Holding Corp.*	5,434
MACHINERY—3.8%
42,500	AGCO Corp.	2,047
170,200	Briggs & Stratton Corp.	3,868
62,200	Cummins Inc.	7,636
89,800	Hillenbrand Inc.	2,905
161,900	Meritor Inc.*	1,357
86,200	Oshkosh Corp.	4,749
55,300	Timken Co.	1,850
111,200	Trinity Industries Inc.	2,581
327,400	Wabash National Corp.*	4,741
		31,734
MEDIA—0.9%
26,450	Gannett Co. Inc.	338
98,500	TEGNA Inc.	2,157
108,800	Viacom Inc.	4,947
		7,442
METALS & MINING—0.7%
78,500	Reliance Steel & Aluminum Co.	6,158
MULTILINE RETAIL—1.4%
33,600	Dillard's Inc.	2,274
124,800	Kohl's Corp.	5,191
102,800	Macy's Inc.	3,683
		11,148
MULTI-UTILITIES—2.9%
102,200	Ameren Corp.	5,359
103,000	CenterPoint Energy Inc.	2,464
302,600	Public Service Enterprise Group Inc.	13,923
29,500	SCANA Corp.	2,211
		23,957
OIL, GAS & CONSUMABLE FUELS—3.5%
53,500	Energy XXI Ltd. (BM)*	2
119,000	HollyFrontier Corp.	3,025
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
133,900	Marathon Petroleum Corp.	$ 5,274
163,700	PBF Energy Inc.	3,657
196,600	Ship Finance International Ltd. (BM)	2,969
106,100	Tesoro Corp.	8,079
117,000	Valero Energy Corp.	6,117
		29,123
PAPER & FOREST PRODUCTS—0.8%
44,800	Clearwater Paper Corp.*	2,818
98,600	Domtar Corp.	3,882
		6,700
PHARMACEUTICALS—0.7%
44,200	Lannett Co. Inc.*	1,380
98,100	Mylan NV (NET)*	4,590
		5,970
REAL ESTATE INVESTMENT TRUSTS (REITs)—12.3%
624,000	Annaly Capital Management Inc.	6,852
181,700	Brandywine Realty Trust	3,065
202,800	Capstead Mortgage Corp.	2,018
286,300	CBL & Associates Properties Inc.	3,519
92,400	Corrections Corp. of America	2,961
383,200	Cousins Properties Inc.	4,077
507,836	Franklin Street Properties Corp.[m]	6,510
134,000	Government Properties Income Trust	3,197
188,700	Hersha Hospitality Trust	3,566
229,600	Hospitality Properties Trust	7,327
733,500	Lexington Realty Trust	7,973
243,500	Mack-Cali Realty Corp.	6,867
263,000	Medical Properties Trust Inc.	4,129
298,300	MFA Financial Inc.	2,243
120,300	OMEGA Healthcare Investors Inc.	4,150
144,800	PennyMac Mortgage Investment Trust	2,350
320,900	Piedmont Office Realty Trust Inc.	7,041
209,812	Select Income REIT	5,824
411,114	Senior Housing Properties Trust	9,131
334,600	Summit Hotel Properties Inc.	4,745
209,823	Sunstone Hotel Investors Inc.	2,791
121,000	Two Harbors Investment Corp.	1,059
		101,395
ROAD & RAIL—0.2%
74,200	ArcBest Corp.	1,388
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
647,500	Amkor Technology Inc.*	4,073
213,100	Applied Materials Inc.	5,602
34,200	LAM Research Corp.	3,070
179,800	Teradyne Inc.	3,551
		16,296
SOFTWARE—1.0%
76,300	CA Inc.	2,644
183,400	Mentor Graphics Corp.	3,917
101,000	Symantec Corp.	2,064
		8,625
SPECIALTY RETAIL—3.3%
72,700	Bed Bath & Beyond Inc.	3,268
68,800	Dick's Sporting Goods Inc.	3,529
123,900	Finish Line Inc.	2,692
53,600	Foot Locker Inc.	3,196

16

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
89,100	GameStop Corp.	$ 2,758
138,900	Gap Inc.	3,582
40,300	Group 1 Automotive Inc.	2,511
61,063	Murphy USA Inc.*	4,680
23,700	Outerwall Inc.	1,248
		27,464
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.3%
32,500	Lexmark International Inc.	1,192
197,600	NCR Corp.*	6,515
112,600	NetApp Inc.	2,967
170,700	Seagate Technology plc (IE)	5,467
65,200	Western Digital Corp.	3,098
		19,239
TEXTILES, APPAREL & LUXURY GOODS—0.3%
37,300	Deckers Outdoor Corp.*	2,462
THRIFTS & MORTGAGE FINANCE—0.9%
249,400	MGIC Investment Corp.*	1,793
185,900	Radian Group Inc.	2,398
116,000	Washington Federal Inc.	2,900
		7,091
TOBACCO—0.4%
58,751	Universal Corp.	3,485
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.6%
113,600	Aircastle Ltd. (BM)	$ 2,524
133,800	H&E Equipment Services Inc.	2,492
		5,016
TOTAL COMMON STOCKS
(Cost $787,467)		815,237

SHORT-TERM INVESTMENTS—0.7%
(Cost $6,156)
Principal Amount
REPURCHASE AGREEMENTS
$6,156	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $6,283)	6,156
TOTAL INVESTMENTS—99.6%
(Cost $793,623)		821,393
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		3,201
TOTAL NET ASSETS—100.0%		$824,594

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $6,156,000 are classified as Level 2. All other holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
m	Security has been deemed illiquid at July 31, 2016.
BM	Bermuda
IE	Ireland
NET	Netherlands
PA	Panama
SGP	Singapore
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
17

Harbor Small Cap Value Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.9%)
COMMON STOCKS—96.1%
Shares		Value
AEROSPACE & DEFENSE—6.2%
630,759	Hexcel Corp.	$ 27,230
210,439	Moog Inc.*	11,589
155,618	Teledyne Technologies Inc.*	16,340
		55,159
BANKS—3.5%
423,071	Trustmark Corp.	11,042
293,539	United Bankshares Inc.	11,243
303,210	WesBanco Inc.	9,375
		31,660
CAPITAL MARKETS—4.3%
280,963	Eaton Vance Corp.	10,623
318,323	Raymond James Financial Inc.	17,476
296,382	Stifel Financial Corp.*	10,477
		38,576
CHEMICALS—6.3%
194,406	Cabot Corp.	9,466
243,112	Scotts Miracle-Gro Co.	17,929
266,580	Valspar Corp.	28,383
		55,778
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—1.9%
397,093	Cash America International Inc.	$ 17,015
DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
131,295	SBA Communications Corp.*	15,099
ELECTRICAL EQUIPMENT—2.4%
339,307	EnerSys	21,156
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—9.3%
195,888	Coherent Inc.	20,774
452,053	FLIR Systems Inc.	14,728
160,041	Littelfuse Inc.	20,008
251,883	OSI Systems Inc.*	14,980
482,555	Sanmina Corp.*	12,228
		82,718
ENERGY EQUIPMENT & SERVICES—1.4%
108,138	Core Laboratories NV	12,632
FOOD & STAPLES RETAILING—1.3%
240,301	United Natural Foods Inc.*	12,010
GAS UTILITIES—4.2%
492,004	South Jersey Industries Inc.	15,685
306,006	WGL Holdings Inc.	21,662
		37,347
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
199,252	Cantel Medical Corp.	13,340
HEALTH CARE PROVIDERS & SERVICES—6.8%
286,010	Centene Corp.*	20,178
312,449	MEDNAX Inc.*	21,531
330,109	Molina Healthcare Inc.*	18,753
		60,462
HOTELS, RESTAURANTS & LEISURE—1.5%
739,149	Bloomin' Brands Inc.	13,290
HOUSEHOLD DURABLES—1.2%
300,661	Meritage Homes Corp.	10,941
INSURANCE—6.8%
598,863	American Equity Investment Life Holding Co.	9,540
335,126	Horace Mann Educators Corp.	11,454
194,297	Reinsurance Group of America Inc.	19,284
194,682	State Auto Financial Corp.	4,396
372,254	United Fire Group Inc.	15,635
		60,309
IT SERVICES—5.2%
419,077	Global Payments Inc.	31,288
380,074	ManTech International Corp.	15,017
		46,305
MACHINERY—11.5%
268,017	Albany International Corp.	11,345
404,638	Altra Industrial Motion Corp.	11,492
558,299	Franklin Electric Co. Inc.	21,617
1,603,653	Mueller Water Products Inc.	19,019
167,645	Snap-on Inc.	26,349
384,056	Timken Co.	12,847
		102,669

18

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—2.9%
378,984	Gulfport Energy Corp.*	$ 11,025
109,178	ONEOK Inc.	4,890
189,474	PDC Energy Inc.*	10,377
		26,292
REAL ESTATE INVESTMENT TRUSTS (REITs)—2.7%
824,637	First Potomac Realty Trust	8,337
975,673	Medical Properties Trust Inc.	15,318
		23,655
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.5%
470,423	Advanced Energy Industries Inc.*	19,156
327,489	Cabot Microelectronics Corp.	17,232
1,437,232	Entegris Inc.*	24,562
323,797	Monolithic Power Systems Inc.	23,547
		84,497
SOFTWARE—0.4%
236,722	Epiq Systems Inc.	3,868
THRIFTS & MORTGAGE FINANCE—2.1%
507,483	Astoria Financial Corp.	7,445
628,900	EverBank Financial Corp.	11,295
		18,740
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.5%
304,671	GATX Corp.	$ 13,628
TOTAL COMMON STOCKS
(Cost $566,871)		857,146

SHORT-TERM INVESTMENTS—3.8%
(Cost $34,288)
Principal Amount
REPURCHASE AGREEMENTS
$34,288	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $34,976)	34,288
TOTAL INVESTMENTS—99.9%
(Cost $601,159)		891,434
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		1,009
TOTAL NET ASSETS—100.0%		$892,443

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $34,288,000 are classified as Level 2. All other holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.
19

Harbor Domestic Equity Funds
Notes to Portfolios of Investments— July 31, 2016 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds may offer up to four classes of shares, designated as Institutional Class, Administrative Class, Investor Class, and Retirement Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost to the extent amortized cost represents fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
20

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
21

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Capital Appreciation Fund and Harbor Mid Cap Growth Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
22

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor Capital Appreciation Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Prime Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. This collateral is recognized as the gross liability for securities loaned in the statement of assets and liabilities. During the term of the loan, the Funds will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Funds may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Net securities lending income is disclosed as such in the statements of operations. Securities loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the fair value of the unreturned loaned securities. As of July 31, 2016, Harbor Capital Appreciation Fund had no securities out on loan.
New Accounting Pronouncement
The Funds have adopted Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which requires expanded disclosures related to financial assets pledged in secured financing transactions, such as securities lending, and the related contractual maturity terms of these secured transactions. The adoption of ASU 2014-11 had no impact on each Fund’s net assets or results of operations.
23

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 3—TAX Information
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2016 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
GROWTH FUNDS
Harbor Capital Appreciation Fund	$16,813,991	$9,408,803	$(276,527)	$9,132,276
Harbor Mid Cap Growth Fund	465,288	82,812	(14,443)	68,369
Harbor Small Cap Growth Fund	525,067	119,142	(26,036)	93,106
Harbor Small Cap Growth Opportunities Fund	196,050	34,188	(13,744)	20,444
VALUE FUNDS
Harbor Large Cap Value Fund	$ 303,391	$ 72,864	$ (3,908)	$ 68,956
Harbor Mid Cap Value Fund	793,623	94,073	(66,303)	27,770
Harbor Small Cap Value Fund	601,159	306,760	(16,485)	290,275
24

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.DE.0716

Quarterly Schedule of
Portfolio Holdings
July 31, 2016
International & Global  Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
Harbor International Fund	HAINX	HRINX	HIINX	HNINX
Harbor Diversified International All Cap Fund	HAIDX	HRIDX	HIIDX	HNIDX
Harbor International Small Cap Fund	HAISX	HRISX	HIISX	HNISX
Harbor International Growth Fund	HAIGX	HRIGX	HIIGX	HNGFX
Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX	HNGIX
Harbor Emerging Markets Equity Fund	HAEMX	HREMX	HIEEX	HNEMX

Harbor International Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 1.9%)
COMMON STOCKS—98.1%
Shares		Value
AEROSPACE & DEFENSE—2.3%
87,748,317	Rolls-Royce Holdings plc (UK)*	$ 918,163
AUTO COMPONENTS—1.9%
7,340,008	Cie Generale des Etablissements Michelin (FR)	750,206
AUTOMOBILES—0.8%
4,552,223	Daimler AG (GER)	309,479
BANKS—7.4%
95,246,445	Banco Bilbao Vizcaya Argentaria SA (SP)	556,044
13,262,775	Bancolombia SA ADR (COL)[1]	453,056
18,187,803	Erste Group Bank AG (AUT)*	482,004
9,677,533	Grupo Aval Acciones y Valores SA ADR (COL)[1]	74,614
931,609,406	Lloyds Banking Group plc (UK)	655,246
92,015,299	Standard Chartered plc (UK)	735,765
		2,956,729
BEVERAGES—9.3%
9,366,600	AmBev SA (BR)	54,309
9,366,608	AmBev SA ADR (BR)[1]	54,139
7,267,164	Anheuser-Busch InBev NV (BEL)	938,861
29,921,527	Diageo plc (UK)	857,451
10,159,324	Heineken NV (NET)[2]	958,791
7,238,087	Pernod Ricard SA (FR)[2]	827,032
		3,690,583
BIOTECHNOLOGY—3.1%
19,156,536	Shire plc (UK)	1,237,559
CAPITAL MARKETS—1.6%
47,437,309	UBS Group AG (SWS)	652,126
CHEMICALS—1.6%
4,544,456	Linde AG (GER)	653,105
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—2.2%
79,338,778	Cementos Argos SA (COL)	$ 297,198
17,363,939	Grupo Argos SA (COL)	104,636
9,530,510	LafargeHolcim Ltd. (SWS)*	453,184
		855,018
DIVERSIFIED FINANCIAL SERVICES—1.6%
14,804,449	Grupo de Inversiones Suramericana SA (COL)	184,790
12,923,271	Investor AB (SW)	445,102
		629,892
ELECTRICAL EQUIPMENT—1.5%
8,983,756	Schneider Electric SE (FR)	586,129
ENERGY EQUIPMENT & SERVICES—2.9%
14,496,174	Schlumberger Ltd. (US)	1,167,232
FOOD PRODUCTS—2.4%
12,001,403	Nestlé SA (SWS)	961,703
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
8,352,074	Essilor International SA (FR)[2]	1,069,796
9,840,000	Hoya Corp. (JP)	349,131
		1,418,927
HEALTH CARE PROVIDERS & SERVICES—2.4%
4,133,110	Fresenius Medical Care AG & Co. KGaA (GER)	377,508
7,936,655	Fresenius SE & Co. KGaA (GER)	592,850
		970,358
HOTELS, RESTAURANTS & LEISURE—8.3%
37,019,100	Genting Bhd (MAL)	74,812
38,052,130	Las Vegas Sands Corp. (US)	1,927,340
11,304,800	MGM China Holdings Ltd. (CHN)	16,437
12,952,145	Wynn Resorts Ltd. (US)	1,268,663
		3,287,252
HOUSEHOLD PRODUCTS—1.9%
7,921,848	Reckitt Benckiser Group plc (UK)	768,103
INSURANCE—5.2%
4,129,662	Allianz SE (GER)	591,717
28,721,007	AXA SA (FR)	584,540
23,284,400	Tokio Marine Holdings Inc. (JP)	901,275
		2,077,532
INTERNET SOFTWARE & SERVICES—2.6%
12,515,952	Alibaba Group Holding Ltd. ADR (CHN)*,1	1,032,316
MACHINERY—4.7%
26,232,347	Atlas Copco AB (SW)	736,385
3,628,300	FANUC Corp. (JP)	606,681
1,212,900	SMC Corp. (JP)	317,148
9,661,511	Weir Group plc (UK)	187,199
		1,847,413
MEDIA—4.6%
9,747,600	Dentsu Inc. (JP)	465,688
7,888,495	JCDecaux SA (FR)	269,626
6,538,661	Liberty Global plc Class A (UK)*	207,341
5,882,062	Liberty Global plc Class C (UK)*	182,050
620,456	Liberty Global plc LiLAC Class A (UK)*	21,313

1

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
733,898	Liberty Global plc LiLAC Class C (UK)*	$ 25,686
34,072,580	Vivendi SA (FR)	669,039
		1,840,743
METALS & MINING—1.4%
10,499,010	Barrick Gold Corp. (CAN)	229,508
23,890,709	Freeport-McMoRan Inc. (US)	309,624
		539,132
PERSONAL PRODUCTS—2.0%
4,208,053	L'Oreal SA (FR)	799,549
PHARMACEUTICALS—11.7%
4,901,369	Bayer AG (GER)	526,886
47,081,848	Indivior plc (UK)	184,699
13,547,670	Novartis AG (SWS)	1,123,686
27,288,784	Novo Nordisk AS (DEN)	1,551,812
4,911,537	Roche Holding AG (SWS)	1,253,758
		4,640,841
REAL ESTATE INVESTMENT TRUSTS (REITs)—4.0%
26,221,660	British Land Co. plc (UK)	232,714
13,006,336	Great Portland Estates plc (UK)	117,582
16,809,958	Land Securities Group plc (UK)	243,348
3,611,228	Unibail-Rodamco SE (FR)	994,973
		1,588,617
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
5,599,524	ASML Holding NV (NET)	614,831
SOFTWARE—1.8%
7,984,408	SAP SE (GER)	698,822
TEXTILES, APPAREL & LUXURY GOODS—2.2%
8,641,950	Cie Financiere Richemont SA (SWS)	525,361
158,276	Hermes International SA (FR)	68,117
1,057,982	Swatch Group AG (SWS)	277,026
		870,504
TOBACCO—1.5%
15,328,900	Japan Tobacco Inc. (JP)	597,823
TOTAL COMMON STOCKS
(Cost $32,093,723)		38,960,687

PREFERRED STOCKS—0.0%
Shares		Value
(Cost $19,322)
DIVERSIFIED FINANCIAL SERVICES—0.0%
1,382,217	Grupo de Inversiones Suramericana SA (COL)	$ 16,893

SHORT-TERM INVESTMENTS—3.1%
Principal Amount
COMMERCIAL PAPER—1.6%
	Exxon Mobil Corp.
$300,000	0.330%—08/01/2016-08/03/2016	300,000
100,000	0.340%—08/08/2016	100,000
		400,000
	General Electric Co.
100,000	0.330%—08/04/2016	100,000
	Toyota Motor Credit
100,000	0.310%—08/05/2016	100,000
50,000	0.350%—08/02/2016	50,000
		150,000
		650,000
REPURCHASE AGREEMENTS—0.1%
21,361	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $21,789)	21,361
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—1.4%
565,332,155	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 0.48%)[3]	565,332
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,236,693)		1,236,693
TOTAL INVESTMENTS—101.2%
(Cost $33,349,738)		40,214,273
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.2)%		(480,770)
TOTAL NET ASSETS—100.0%		$39,733,503

RIGHTS/WARRANTS OPEN AT JULY 31, 2016
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Genting Bhd[m]	30,633,782	MYR$ 7.96	12/18/2018	$ 14,434	$12,418
2

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Europe	$ 436,390	$28,037,877	$—	$28,474,267
Latin America	1,222,742	—	—	1,222,742
North America	4,902,367	—	—	4,902,367
Pacific Basin	1,032,316	3,328,995	—	4,361,311
Preferred Stocks
Latin America	16,893	—	—	16,893
Short-Term Investments
Commercial Paper	—	650,000	—	650,000
Repurchase Agreements	—	21,361	—	21,361
Investment Company-Securities Lending Investment Fund	565,332	—	—	565,332
Total Investments in Securities	$8,176,040	$32,038,233	$—	$40,214,273
Financial Derivative Instruments - Assets
Rights/Warrants	$ 12,418	$ —	$—	$ 12,418
Total Investments	$8,188,458	$32,038,233	$—	$40,226,691
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2016.
Valuation Description	Balance Beginning at 11/01/2015 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2016 (000s)
Preferred Stocks	$12,896	$—	$(12,897)	$—	$—	$1	$—	$—	$—
There were no transfers between Levels 1 and 2 during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$12,418	$—

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	A portion or all of this security was out on loan as of July 31, 2016.
3	Represents the investment of collateral received from securities lending activities.
m	Security has been deemed illiquid at July 31, 2016.
MYR$	Malaysian Ringgit
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Diversified International All Cap Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings by Country (% of net assets)
(Excludes net cash of 0.5%)
COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—1.7%
7,390	Airbus Group SE (FR)	$ 436
76,663	BAE Systems plc (UK)	541
45,269	Rolls-Royce Holdings plc (UK)*	474
2,658	Thales SA (FR)	242
16,202	Zodiac Aerospace SA (FR)	365
		2,058
AIR FREIGHT & LOGISTICS—0.6%
4,089	Oesterreichische Post AG (AUT)*	143
24,200	Yamato Holdings Co. Ltd. (JP)	595
		738
AIRLINES—0.3%
41,378	Air France-KLM (FR)*	240
6,850	EasyJet plc (UK)	94
		334
AUTO COMPONENTS—0.4%
4,203	Nokian Renkaat OYJ (FIN)	156
13,200	Sumitomo Electric Industries Ltd. (JP)	182
3,300	Toyota Industries Corp. (JP)	148
		486
AUTOMOBILES—1.9%
6,043	Bayerische Motoren Werke AG (GER)	521
2,834	Hyundai Motor Co. (S. KOR)	334
142,990	Piaggio & C. SpA (IT)	262
20,300	Toyota Motor Corp. (JP)	1,138
		2,255
BANKS—7.9%
15,569	Alpha Bank AE (GRC)*	31
13,859	Axis Bank Ltd. (IND)	113
7,675	Banco Santander SA (SP)	33
5,862	Bancolombia SA ADR (COL)[1]	200
60,100	Bangkok Bank PCL (THA)	295
26,568	Bank of Baroda (IND)*	60
1,913,469	Bank of Ireland (IE)*	396
958	Bank Pekao SA (POL)	30
208,725	Barclays plc (UK)	426
3,910	BGEO Group plc (UK)	142
10,562	BNP Paribas SA (FR)	524
26,000	Chiba Bank Ltd. (JP)	124
30,600	Concordia Financial Group Ltd. (JP)*	130
3,010	Danske Bank AS (DEN)	82
7,523	DBS Group Holdings Ltd. (SGP)	87
14,419	DNB ASA (NOR)	159
11,472	Hana Financial Group Inc. (S. KOR)	282
55,366	HSBC Holdings plc (UK)	362
36,709	Intesa Sanpaolo SpA (IT)	81
22,300	Kasikornbank PCL (THA)	127
3,307	KB Financial Group Inc. (S. KOR)	105
1,836	Komercni Banka AS (CZ)	72
690,563	Lloyds Banking Group plc (UK)	486
31,100	Mitsubishi UFJ Financial Group Inc. (JP)	157
408,600	Mizuho Financial Group Inc. (JP)	656
20,770	Nordea Bank AB (SW)	185
122,300	Resona Holdings Inc. (JP)	488
24,426	Sberbank of Russia PJSC ADR (RUS)[1]	216
13,811	Shinhan Financial Group Co. Ltd. (S. KOR)	494
22,095	Standard Bank Group Ltd. (S. AFR)	221
31,230	Standard Chartered plc (UK)	250
22,400	Sumitomo Mitsui Financial Group Inc. (JP)	710
85,000	Sumitomo Mitsui Trust Holdings Inc. (JP)	283
53,917	Svenska Handelsbanken AB (SW)	648

4

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
35,400	Thanachart Capital PCL (THA)	$ 41
108,982	Turkiye Garanti Bankasi AS (TUR)	268
111,860	UniCredit SpA (IT)	274
6,000	United Overseas Bank Ltd. (SGP)	82
		9,320
BEVERAGES—4.5%
7,501	Anheuser-Busch InBev NV (BEL)	969
4,103	Carlsberg AS (DEN)	407
86,000	China Resources Beer Holdings Co. Ltd. (HK)	167
22,318	Cia Cervecerias Unidas SA (CL)	255
49,045	Coca-Cola Amatil Ltd. (AUS)	343
8,929	Davide Campari-Milano SpA (IT)	92
25,307	Diageo plc (UK)	725
9,204	Heineken NV (NET)	869
4,024	Hite Jinro Co. Ltd. (S. KOR)	81
72,300	Kirin Holdings Co. Ltd. (JP)	1,241
34,000	Tsingtao Brewery Co. Ltd. (CHN)	120
		5,269
BUILDING PRODUCTS—2.2%
53,308	ASSA Abloy AB (SW)	1,170
2,519	Geberit AG (SWS)	971
22,600	LIXIL Group Corp. (JP)	420
		2,561
CAPITAL MARKETS—2.3%
63,921	3i Group plc (UK)	522
8,260	Brookfield Asset Management Inc. (CAN)	285
24,500	BTG Pactual Group (BR)	128
4,113	Close Brothers Group plc (UK)	69
54,536	ICAP plc (UK)	320
29,034	IG Group Holdings plc (UK)	340
29,626	Jupiter Fund Management plc (UK)	166
89,500	Nomura Holdings Inc. (JP)	403
32,774	UBS Group AG (SWS)	451
		2,684
CHEMICALS—2.2%
7,985	Akzo Nobel NV (NET)	516
8,610	BASF SE (GER)	676
18,524	DuluxGroup Ltd. (AUS)	94
687	Enaex SA (CL)	7
18,406	Orica Ltd. (AUS)	199
716	Sociedad Quimica y Minera de Chile SA ADR (CL)[1]	18
59,000	Sumitomo Chemical Co. Ltd. (JP)	261
3,464	Symrise AG (GER)	244
32,770	Tikkurila Oyj (FIN)	631
		2,646
COMMERCIAL SERVICES & SUPPLIES—2.3%
11,734	Berendsen plc (UK)	198
270,400	Cleanaway Waste Management Ltd. (AUS)	176
11,540	Edenred (FR)	262
2,851	Elis SA (FR)	51
158,718	G4S plc (UK)	391
59,396	HomeServe plc (UK)	439
2,903	ISS AS (DEN)	112
799	S-1 Corp. (S. KOR)	73
8,200	Secom Co. Ltd. (JP)	618
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
228,454	Serco Group plc (UK)*	$ 362
96,932	Spotless Group Holdings Ltd. (AUS)	88
		2,770
COMMUNICATIONS EQUIPMENT—0.2%
35,162	Telefonaktiebolaget LM Ericsson (SW)	262
CONSTRUCTION & ENGINEERING—1.4%
9,411	Boskalis Westminster NV (NET)	346
89,400	Obayashi Corp. (JP)	978
35,000	Shimizu Corp. (JP)	356
		1,680
CONSTRUCTION MATERIALS—0.4%
2,218	CRH plc (IE)	67
743	Imerys SA (FR)	53
1,581	Vicat SA (FR)	94
13,279	Wienerberger AG (AUT)	205
		419
CONSUMER FINANCE—0.7%
56,627	International Personal Finance plc (UK)	201
68,720	Non-Standard Finance plc (UK)*,2	57
16,927	Provident Financial plc (UK)	607
		865
CONTAINERS & PACKAGING—0.6%
7,817	Amcor Ltd. (AUS)	89
16,945	Orora Ltd. (AUS)	37
29,600	Toyo Seikan Group Holdings Ltd. (JP)	577
		703
DISTRIBUTORS—0.1%
9,090	Inchcape plc (UK)	81
DIVERSIFIED FINANCIAL SERVICES—0.2%
274,000	First Pacific Co. Ltd. (BM)	213
DIVERSIFIED TELECOMMUNICATION SERVICES—2.9%
36,600	Deutsche Telekom AG (GER)	623
139,453	Koninklijke KPN NV (NET)	459
10,894	LG Uplus Corp. (S. KOR)	106
40,000	Nippon Telegraph & Telephone Corp. (JP)	1,901
83,354	Spark New Zealand Ltd. (NZ)	238
10,153	Telkom SA SOC Ltd. (S. AFR)	47
		3,374
ELECTRIC UTILITIES—0.9%
27,576	CESC Ltd. (IND)	253
53,103	EDP - Energias do Brasil SA (BR)	235
40,600	Tohoku Electric Power Co. Inc. (JP)	522
		1,010
ELECTRICAL EQUIPMENT—2.0%
14,483	Legrand SA (FR)	799
303,850	TECO Electric And Machinery Co. Ltd. (TW)	269
18,667	Vestas Wind Systems AS (DEN)	1,305
		2,373
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
7,600	Azbil Corp. (JP)	229
50,000	Chroma ATE Inc. (TW)	126
36,735	Delta Electronics Inc. (TW)	194

5

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
186,000	Hitachi Ltd. (JP)	$ 850
9,749	Spectris plc (UK)	242
		1,641
ENERGY EQUIPMENT & SERVICES—0.6%
18,675	Amec Foster Wheeler plc (UK)	111
4,136	Petrofac Ltd. (UK)	41
946,705	Saipem SpA (IT)*	415
1,202	Technip SA (FR)	67
11,010	Vallourec SA (FR)*	40
		674
FOOD & STAPLES RETAILING—1.7%
19,532	Almacenes Exito SA (COL)	89
10,100	Dairy Farm International Holdings Ltd. (BM)	67
20,764	Koninklijke Ahold Delhaize NV (NET)	496
77,857	Metcash Ltd. (AUS)*	128
41,334	O'Key Group SA GDR (LUX)[3]	83
24,400	Seven & I Holdings Co. Ltd. (JP)	1,013
82,151	Tesco plc (UK)*	169
		2,045
FOOD PRODUCTS—1.7%
147,000	China Mengniu Dairy Co. Ltd. (CHN)	246
37,818	Devro plc (UK)	142
18,358	Industrias Bachoco SAB de CV (MEX)	80
7,000	NH Foods Ltd. (JP)	170
39,300	Nippon Suisan Kaisha Ltd. (JP)	195
2,543	PGG Wrightson Ltd. (NZ)	1
121,200	Super Group Ltd. (SGP)	73
152,255	Tingyi Cayman Islands Holding Corp. (CHN)	132
8,700	Toyo Suisan Kaisha Ltd. (JP)	386
6,601	Viscofan SA (SP)	353
386,000	Want Want China Holdings Ltd. (CHN)	237
		2,015
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
13,244	Coloplast AS (DEN)	1,038
23,918	GN Store Nord AS (DEN)	452
5,616	Smith & Nephew plc (UK)	92
1,994	Sonova Holding AG (SWS)	273
21,700	Top Glove Corp. Bhd (MAL)	23
24,353	William Demant Holding AS (DEN)*	497
		2,375
HEALTH CARE PROVIDERS & SERVICES—1.7%
33,600	Alfresa Holdings Corp. (JP)	737
12,505	Fresenius Medical Care AG & Co. KGaA (GER)	1,142
19,330	McCarthy & Stone plc (UK)	44
87,862	Sigma Pharmaceuticals Ltd. (AUS)	86
		2,009
HOTELS, RESTAURANTS & LEISURE—4.1%
231,000	Ajisen China Holdings Ltd. (CHN)	100
8,545	Carnival plc (UK)	411
59,312	Compass Group plc (UK)	1,127
121,200	GL Ltd. (BM)	73
24,402	GVC Holdings plc (IM)	204
112,000	Hongkong & Shanghai Hotels Ltd. (HK)	120
100,540	Merlin Entertainments plc (UK)	629
8,281	Millennium & Copthorne Hotels plc (UK)	50
5,716	OPAP SA (GRC)	46
8,004	Paddy Power Betfair plc (IE)	934
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
92,430	SSP Group plc (UK)	$ 392
317,415	Thomas Cook Group plc (UK)*	273
40,821	TUI AG (GER)	532
		4,891
HOUSEHOLD DURABLES—0.4%
14,123	Barratt Developments plc (UK)	82
11,203	GUD Holdings Ltd. (AUS)	85
66,700	MRV Engenharia E Participacoes SA (BR)	279
2,900	Sumitomo Forestry Co. Ltd. (JP)	41
		487
HOUSEHOLD PRODUCTS—1.0%
12,673	Reckitt Benckiser Group plc (UK)	1,229
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.2%
1,343,000	Energy Development Corp. (PHIL)	168
445,200	Lopez Holdings Corp. (PHIL)	72
		240
INDUSTRIAL CONGLOMERATES—2.1%
54,500	CK Hutchison Holdings Ltd. (HK)	639
5,859	DCC plc (IE)	523
10,100	Jardine Matheson Holdings Ltd. (HK)	601
15,198	Koninklijke Philips NV (NET)	404
1,569	LG Corp. (S. KOR)	89
141,237	Quinenco SA (CL)	277
		2,533
INSURANCE—4.9%
16,870	Admiral Group plc (UK)	483
14,713	AXA SA (FR)	299
30,243	Cover-More Group Ltd. (AUS)	32
64,000	Dai-ichi Life Insurance Co. Ltd. (JP)	827
22,600	Great Eastern Holdings Ltd. (SGP)	370
780	Hannover Rueck SE (GER)	80
142	Helvetia Holding AG (SWS)	71
49,900	Japan Post Holdings Co. Ltd. (JP)	659
33,000	MS&AD Insurance Group Holdings Inc. (JP)	951
55,643	Old Mutual plc (UK)	155
11,203	Porto Seguro SA (BR)	97
25,857	Sampo OYJ (FIN)	1,071
108	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	26
12,200	Sompo Japan Nipponkoa Holdings Inc. (JP)	394
17,830	St. James's Place plc (UK)	218
3,765	Topdanmark AS (DEN)*	93
		5,826
INTERNET & CATALOG RETAIL—0.1%
19,500	B2W Cia Digital (BR)*	78
242	CJ O Shopping Co. Ltd. (S. KOR)	35
257	GS Home Shopping Inc. (S. KOR)	39
		152
INTERNET SOFTWARE & SERVICES—2.0%
10,076	Auto Trader Group plc (UK)	49
1,796	Baidu Inc. ADR (CHN)*,1	287
29,624	Just Eat plc (UK)*	210
62,985	Moneysupermarket.com Group plc (UK)	249
21,274	Rightmove plc (UK)	1,141
18,154	Yandex NV (RUS)*	393
		2,329

6

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—1.0%
35,000	Fujitsu Ltd. (JP)	$ 146
2,130	Genpact Ltd. (US)*	57
18,600	NTT Data Corp. (JP)	923
47,000	TravelSky Technology Ltd. (CHN)	90
		1,216
LEISURE PRODUCTS—0.9%
5,137	Amer Sports OYJ (FIN)	146
28,600	Bandai Namco Holdings Inc. (JP)	758
155,000	Goodbaby International Holdings Ltd. (CHN)	71
5,345	Technogym SpA (IT)*,2	23
		998
LIFE SCIENCES TOOLS & SERVICES—0.4%
1,103	Eurofins Scientific SE (LUX)	414
1,011	Gerresheimer AG (GER)	87
		501
MACHINERY—2.1%
2,080	Andritz AG (AUT)	106
76,862	CNH Industrial NV (IT)	549
2,032	GEA Group AG (GER)	108
3,135	IMI plc (UK)	44
4,417	Metso OYJ (FIN)	123
111,000	Mitsubishi Heavy Industries Ltd. (JP)	472
18,213	Rotork plc (UK)	52
34,861	Sandvik AB (SW)	374
4,092	Stabilus SA (LUX)*	214
3,793	Wartsila OYJ Abp (FIN)	165
175,000	Yungtay Engineering Co. Ltd. (TW)	245
		2,452
MARINE—0.2%
1,566,035	Cia Sud Americana de Vapores SA (CL)*	29
62,961	Grindrod Ltd. (S. AFR)	52
32,261	Irish Continental Group plc (IE)	170
		251
MEDIA—4.3%
5,759	Axel Springer SE (GER)	316
6,414	CTS Eventim AG & Co. KGaA (GER)	223
34,348	Daily Mail & General Trust plc (UK)	326
252,280	Fairfax Media Ltd. (AUS)	201
31,100	Fuji Media Holdings Inc. (JP)	371
27,140	Informa plc (UK)	256
265,444	ITV plc (UK)	688
3,706	JCDecaux SA (FR)	127
17,812	Mediaset Espana Comunicacion SA (SP)	205
6,102	Modern Times Group Mortgage AB (SW)	159
22,220	Nippon Television Holdings Inc. (JP)	373
37,642	RELX plc (UK)	715
5,191	Schibsted ASA Class A (NOR)	164
5,191	Schibsted ASA Class B (NOR)	153
12,342	Sky plc (UK)	150
38,200	Television Broadcasts Ltd. (HK)	130
21,363	WPP plc (UK)	479
		5,036
METALS & MINING—2.9%
23,092	Acerinox SA (SP)	309
255,915	Alumina Ltd. (AUS)	259
995	Anglo American Platinum Ltd. (S. AFR)*	32
24,530	Anglo American plc (UK)	272
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
6,965	Antofagasta plc (UK)	$ 46
32,737	ArcelorMittal SA (LUX)*	212
8,123	BHP Billiton Ltd. (AUS)	120
17,388	BHP Billiton plc (UK)	219
65,135	BlueScope Steel Ltd. (AUS)	420
11,439	Cia de Minas Buenaventura SAA ADR (PER)*,1	167
118,899	Glencore plc (UK)*	293
26,188	Iluka Resources Ltd. (AUS)	141
30,200	JFE Holdings Inc. (JP)	394
15,906	Newcrest Mining Ltd. (AUS)*	310
8,527	Rio Tinto plc (UK)	277
		3,471
MULTILINE RETAIL—0.5%
23,400	Isetan Mitsukoshi Holdings Ltd. (JP)	230
1,294	Lotte Shopping Co. Ltd. (S. KOR)	223
10,400	Marui Group Co. Ltd. (JP)	150
		603
MULTI-UTILITIES—0.2%
11,181	Centrica plc (UK)	36
14,880	National Grid plc (UK)	213
		249
OIL, GAS & CONSUMABLE FUELS—2.6%
159,906	BP plc (UK)	905
20,447	Canadian Natural Resources Ltd. (CAN)	619
148,300	CNOOC Ltd. (CHN)	179
3,783	Lukoil PJSC ADR (RUS)[1]	164
591	PrairieSky Royalty Ltd. (CAN)	11
27,782	Royal Dutch Shell plc (UK)	731
16,018	Santos Ltd. (AUS)	55
15,545	Statoil ASA (NOR)	247
3,445	Total SA (FR)	166
		3,077
PERSONAL PRODUCTS—2.1%
54,833	Asaleo Care Ltd. (AUS)	57
14,300	Kao Corp. (JP)	770
34,868	Natura Cosmeticos SA (BR)	358
857	Oriflame Holding AG (SWS)*	22
12,800	Shiseido Co. Ltd. (JP)	359
20,652	Unilever plc (UK)	966
		2,532
PHARMACEUTICALS—3.6%
2,881	GlaxoSmithKline plc (UK)	64
6,300	Haw Par Corp. Ltd. (SGP)	43
10,923	Novartis AG (SWS)	906
14,581	Novo Nordisk AS (DEN)	829
10,400	Otsuka Holdings Co. Ltd. (JP)	495
3,825	Roche Holding AG (SWS)	977
2,222	Sanofi AS (FR)	189
37,800	Sumitomo Dainippon Pharma Co. Ltd. (JP)	707
154	Virbac SA (FR)*	30
		4,240
PROFESSIONAL SERVICES—3.0%
9,320	Adecco Group AG (SWS)	512
42,633	ALS Ltd. (AUS)	166
53,587	Capita plc (UK)	680
627	DKSH Holding AG (SWS)	44
29,215	Experian plc (UK)	571

7

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
217,142	Hays plc (UK)	$ 342
23,027	Intertek Group plc (UK)	1,105
13,822	Pagegroup plc (UK)	62
1,513	Randstad Holding NV (NET)	65
		3,547
REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
19,266	Grivalia Properties REIC AE (GRC)	150
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
5,000	Cheung Kong Property Holdings Ltd. (HK)	36
41,400	LPS Brasil Consultoria de Imoveis SA (BR)*	60
27,000	Mitsubishi Estate Co. Ltd. (JP)	502
17,375	New World Development Co. Ltd. (HK)	20
32,700	NTT Urban Development Corp. (JP)	349
17,089	United Industrial Corp. Ltd. (SGP)	35
		1,002
ROAD & RAIL—1.9%
10,000	East Japan Railway Co. (JP)	917
6,748	Globaltrans Investment plc GDR (CY)[3]	27
13,955	National Express Group plc (UK)	62
8,730	Northgate plc (UK)	44
67,785	Stagecoach Group plc (UK)	182
17,000	West Japan Railway Co. (JP)	1,052
		2,284
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
1,061	ASML Holding NV (NET)	117
7,722	SK Hynix Inc. (S. KOR)	238
112,000	Taiwan Semiconductor Manufacturing Co. Ltd. (TW)	605
6,300	Tokyo Electron Ltd. (JP)	541
		1,501
SOFTWARE—0.5%
1,600	Nintendo Co. Ltd. (JP)	332
20,900	TOTVS SA (BR)	212
		544
SPECIALTY RETAIL—1.3%
584,000	Esprit Holdings Ltd. (BM)*	469
1,622	Fielmann AG (GER)	125
6,750	Fourlis Holdings SA (GRC)*	26
3,512	JUMBO SA (GRC)	42
52,533	Pets at Home Group plc (UK)	169
1,712	Premier Investments Ltd. (AUS)	21
19,893	WH Smith plc (UK)	403
59,900	Yamada Denki Co. Ltd. (JP)	316
		1,571
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.7%
36,200	FUJIFILM Holdings Corp. (JP)	1,299
17,771	Logitech International SA (SWS)	355
194,000	NEC Corp. (JP)	530
4,995	Neopost SA (FR)	138
588	Samsung Electronics Co. Ltd. (S. KOR)	809
		3,131
TEXTILES, APPAREL & LUXURY GOODS—2.3%
3,786	adidas AG (GER)	622
8,695	Cie Financiere Richemont SA (SWS)	529
20,139	Cie Financiere Richemont SA SADR (SWS)[3]	123
138,000	Daphne International Holdings Ltd. (CHN)*	18
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
376,000	Li Ning Co. Ltd. (CHN)*	$ 197
16,427	Luxottica Group SpA (IT)	798
28,000	Onward Holdings Co. Ltd. (JP)	193
64,954	Ruentex Industries Ltd. (TW)	104
10,000	Shenzhou International Group Holdings Ltd. (CHN)	53
35,246	Stella International Holdings Ltd. (CHN)	60
22,000	Texwinca Holdings Ltd. (BM)	17
		2,714
TOBACCO—0.5%
963	British American Tobacco plc (UK)	62
8,800	Japan Tobacco Inc. (JP)	343
4,658	Swedish Match AB (SW)	170
		575
TRADING COMPANIES & DISTRIBUTORS—1.4%
7,049	Brenntag AG (GER)	350
32,038	Bunzl plc (UK)	1,002
16,600	Mitsubishi Corp. (JP)	286
		1,638
TRANSPORTATION INFRASTRUCTURE—0.6%
14,552	China Merchants Holdings International Co. Ltd. (HK)	43
39,871	Global Ports Investments plc GDR (CY)*,3	104
28,265	Groupe Eurotunnel SE (FR)	294
21,000	Mitsubishi Logistics Corp. (JP)	292
		733
WIRELESS TELECOMMUNICATION SERVICES—1.5%
6,780	America Movil SAB de CV ADR (MEX)[1]	78
24,339	Bharti Airtel Ltd. (IND)	132
2,362	Millicom International Cellular SA SDR (LUX)[3]	126
15,384	MTN Group Ltd. (S. AFR)	156
11,161	Rogers Communications Inc. (CAN)	493
34,248	SmarTone Telecommunications Holdings Ltd. (BM)	61
5,800	SoftBank Group Corp. (JP)	319
45,477	TIM Participacoes SA (BR)	117
74,115	Vodafone Group plc (UK)	225
227,275	XL Axiata Tbk (IDR)*	64
		1,771
TOTAL COMMON STOCKS
(Cost $109,911)		116,334

PREFERRED STOCKS—1.1%
AUTOMOBILES—0.4%
3,287	Volkswagen AG (GER)	463
BANKS—0.3%
9,280	Banco Bradesco SA (BR)*	81
83,032	Itausa - Investimentos Itau SA (BR)	214
		295
FOOD & STAPLES RETAILING—0.1%
5,444	Cia Brasileira de Distribuicao (BR)	82

8

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

PREFERRED STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—0.3%
116,354	Alpargatas SA (BR)	$ 413
TOTAL PREFERRED STOCKS
(Cost $903)		1,253
TOTAL INVESTMENTS—99.5%
(Cost $110,814)		117,587
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		622
TOTAL NET ASSETS—100.0%		$118,209
RIGHTS/WARRANTS OPEN AT JULY 31, 2016
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
China Resources Beer Holdings Co. Ltd. Rights	48,666	HKD$ 11.73	8/9/2016	$ —	$20

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$ —	$ 508	$—	$ 508
Europe	987	65,444	—	66,431
Latin America	2,764	745	—	2,764
Middle East/Central Asia	—	558	—	558
North America	1,465	—	—	1,465
Pacific Basin	328	44,280	—	44,608
Preferred Stocks
Europe	—	463	—	463
Latin America	790	—	—	790
Total Investments in Securities	6,334	$111,253	$—	$117,587
Financial Derivative Instruments - Assets
Rights/Warrants	$ 20	$ —	$—	$ 20
Total Investments	$6,354	$111,253	$—	$117,607
There were no Level 3 holdings at November 2, 2015 (commencement of operations) or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$20	$—
9

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2016, the aggregate value of these securities was $80,000 or less than 1% of net assets.
3	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depositary Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
HKD$	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor International Small Cap Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 3.9%)
COMMON STOCKS—96.1%
Shares		Value
AUTO COMPONENTS—3.5%
105,000	Nexteer Automotive Group Ltd. (US)	$ 104
4,400	Nifco Inc. (JP)	247
5,122	Plastic Omnium SA (FR)	163
21,750	Xinyi Automobile Glass Hong Kong Enterprises Ltd. (HK)*	4
174,000	Xinyi Glass Holdings Ltd. (CHN)*	133
		651
BANKS—1.8%
8,500	Suruga Bank Ltd. (JP)	194
39,461	Virgin Money Holdings UK plc (UK)	137
		331
BEVERAGES—2.5%
60,000	China Resources Beer Holdings Co. Ltd. (HK)*	116
11,080	Refresco Gerber NV (NET)	173
3,518	Royal Unibrew AS (DEN)	162
		451
BUILDING PRODUCTS—0.6%
3,645	Tarkett SA (FR)	117
CAPITAL MARKETS—2.9%
6,322	Banca Generali SpA (IT)	131
22,991	Intermediate Capital Group plc (UK)	174
3,600	Nihon M&A Center Inc. (JP)	221
		526
CHEMICALS—2.9%
14,900	Daicel Corp. (JP)	167
10,700	Kansai Paint Co. Ltd. (JP)	224
6,100	W-Scope Corp. (JP)	139
		530
COMMERCIAL SERVICES & SUPPLIES—3.1%
25,051	HomeServe plc (UK)	185
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
5,094	Intrum Justitia AB (SW)	$ 164
9,300	Sato Holdings Corp. (JP)	213
		562
CONSTRUCTION & ENGINEERING—1.7%
9,714	Keller Group plc (UK)	131
9,272	SPIE SA (FR)	176
		307
CONSTRUCTION MATERIALS—0.8%
39,651	Marshalls plc (UK)	143
CONSUMER FINANCE—0.7%
43,184	Arrow Global Group plc (UK)	126
CONTAINERS & PACKAGING—4.0%
23,870	DS Smith plc (UK)	124
4,418	Huhtamaki OYJ (FIN)	194
93,088	Orora Ltd. (AUS)	204
18,498	RPC Group plc (UK)	211
		733
ELECTRICAL EQUIPMENT—1.0%
4,000	Mabuchi Motor Co. Ltd. (JP)	181
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
31,144	e2v Technologies plc (UK)	97
3,500	Iriso Electronics Co. Ltd. (JP)	204
52,000	Sunny Optical Technology Group Co. Ltd. (CHN)	208
		509
FOOD & STAPLES RETAILING—2.0%
3,900	Daikokutenbussan Co. Ltd. (JP)	170
9,060	MARR SpA (IT)	190
		360
FOOD PRODUCTS—4.7%
2,539	AAK AB (SW)	188
3,200	Ezaki Glico Co. Ltd. (JP)	192
38,418	Greencore Group plc (IE)	166
20,557	Tate & Lyle plc (UK)	197
150,000	Uni-President China Holdings Ltd. (CHN)	115
		858
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
4,949	Carl Zeiss Meditec AG (GER)	185
HEALTH CARE PROVIDERS & SERVICES—3.7%
17,487	Attendo AB (SW)	173
37,927	Estia Health Ltd. (AUS)	148
2,235	Orpea SA (FR)	198
20,361	UDG Healthcare plc (IE)	157
		676
HOTELS RESTAURANTS & LEISURE—1.5%
21,449	Dalata Hotel Group plc (IE)*	93
8,003	Elior Group SA (FR)	174
		267
HOTELS, RESTAURANTS & LEISURE—3.9%
3,455	Domino's Pizza Enterprises Ltd. (AUS)	198
5,000	HIS Co. Ltd. (JP)	133

11

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
15,700	Skylark Co. Ltd. (JP)	$ 209
42,933	SSP Group plc (UK)	182
		722
HOUSEHOLD DURABLES—1.6%
10,298	Bovis Homes Group plc (UK)	111
1,371	SEB SA (FR)	183
		294
HOUSEHOLD PRODUCTS—1.9%
82,094	McBride plc (UK)*	177
7,100	Pigeon Corp. (JP)	177
		354
INTERNET & CATALOG RETAIL—2.0%
3,600	Start Today Co. Ltd. (JP)	172
8,000	Takkt AG (GER)	192
		364
IT SERVICES—3.0%
35,340	NCC Group plc (UK)	152
5,400	SCSK Corp. (JP)	225
6,062	Worldline SA (FR)*	182
		559
LEISURE PRODUCTS—2.7%
5,479	Amer Sports OYJ (FIN)	156
12,340	Thule Group AB (SW)	198
2,420	Trigano SA (FR)	143
		497
LIFE SCIENCES TOOLS & SERVICES—1.1%
2,303	Gerresheimer AG (GER)	198
MACHINERY—8.0%
4,638	Cargotec OYJ (FIN)	208
9,600	Daifuku Co. Ltd. (JP)	202
18,000	Fujitec Co. Ltd. (JP)	173
1,900	Hoshizaki Corp. (JP)	172
26,200	Minebea Co. Ltd. (JP)	208
6,800	Nabtesco Corp. (JP)	183
7,600	OSG Corp. (JP)	126
14,665	Valmet OYJ (FIN)	191
		1,463
MEDIA—3.7%
23,200	IMAX China Holding Inc. (CHN)*	120
3,082	Kinepolis Group NV (BEL)	138
7,000	Next Co. Ltd. (JP)	67
34,713	oOh! Media Ltd. (AUS)	146
4,294	REA Group Ltd. (AUS)	213
		684
METALS & MINING—0.8%
13,400	Hitachi Metals Ltd. (JP)	149
MULTI-UTILITIES—1.0%
62,386	Hera SpA (IT)	177
PERSONAL PRODUCTS—2.1%
5,402	Ontex Group NV (BEL)	195
2,000	Pola Orbis Holdings Inc. (JP)	197
		392
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—2.1%
128,000	China Medical System Holdings Ltd. (CHN)	$ 189
2,600	Sawai Pharmaceutical Co. Ltd. (JP)	206
		395
PROFESSIONAL SERVICES—4.2%
20,742	Applus Services SA (SP)	220
2,123	DKSH Holding AG (SWS)	150
5,900	TechnoPro Holdings Inc. (JP)	202
2,051	Teleperformance (FR)	191
		763
REAL ESTATE MANAGEMENT & DEVELOPMENT—4.2%
19,600	Hulic Co. Ltd. (JP)	203
3,159	Nexity SA (FR)*	168
1,300	Relo Group Inc. (JP)	203
22,952	UNITE Group plc (UK)	193
		767
ROAD & RAIL—1.0%
33,989	Nobina AB (SW)	187
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
4,392	ASM International NV (NET)	171
SOFTWARE—4.1%
9,544	Micro Focus International plc (UK)	245
51,605	MYOB Group Ltd. (AUS)	148
54,247	Sophos Group plc (UK)	178
2,943	Temenos Group AG (SWS)*	182
		753
SPECIALTY RETAIL—1.8%
2,200	Hikari Tsushin Inc. (JP)	183
497,000	Pou Sheng International Holdings Ltd. (CHN)*	142
		325
TEXTILES, APPAREL & LUXURY GOODS—2.3%
7,886	Moncler SpA (IT)	138
23,955	OVS SpA (IT)	141
49,500	Samsonite International SA (HK)	141
		420
THRIFTS & MORTGAGE FINANCE—0.9%
4,815	Aareal Bank AG (GER)	158
TRADING COMPANIES & DISTRIBUTORS—1.6%
18,233	Howden Joinery Group plc (UK)	104
4,558	IMCD Group NV (NET)	194
		298
TOTAL COMMON STOCKS
(Cost $16,096)		17,603

12

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—3.5%
(Cost $636)
Principal Amount		Value
REPURCHASE AGREEMENTS
$636	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $653)	$ 636
TOTAL INVESTMENTS—99.6%
(Cost $16,732)		18,239
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		76
TOTAL NET ASSETS—100.0%		$18,315
RIGHTS/WARRANTS OPEN AT JULY 31, 2016
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
China Resources Beer Holdings Co. Ltd. Rights	20,000	HKD$ 11.73	8/9/2016	$ —	$8
13

Harbor International Small Cap Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Europe	$—	$ 9,732	$—	$ 9,732
North America	—	104	—	104
Pacific Basin	4	7,763	—	7,767
Short-Term Investments
Repurchase Agreements	—	636	—	636
Total Investments in Securities	$ 4	$18,235	$—	$18,239
Financial Derivative Instruments - Assets
Rights/Warrants	$ 8	$ —	$—	$ 8
Total Investments	$ 12	$18,235	$—	$18,247
There were no Level 3 holdings at February 1, 2016 (commencement of operations) or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$8	$—

*	Non-income producing security
HKD$	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.
14

Harbor International Growth Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash and short-term investments of 1.5%)
COMMON STOCKS—98.5%
Shares		Value
AUTO COMPONENTS—0.8%
60,600	Denso Corp. (JP)	$ 2,346
AUTOMOBILES—1.5%
211,173	Mahindra & Mahindra Ltd. GDR (IND)[1]	4,681
BANKS—5.5%
168,083	Itau Unibanco Holding SA ADR (BR)[2]	1,756
463,200	Public Bank BHD (MAL)	2,221
152,400	Suruga Bank Ltd. (JP)	3,475
435,673	Svenska Handelsbanken AB (SW)	5,238
307,674	United Overseas Bank Ltd. (SGP)	4,222
		16,912
BEVERAGES—5.5%
118,100	Asahi Group Holdings Ltd. (JP)	4,009
51,270	Carlsberg AS (DEN)	5,092
3,776,500	Thai Beverage PCL (THA)	2,919
379,326	Treasury Wine Estates Ltd. (AUS)	2,786
600,000	Tsingtao Brewery Co. Ltd. (CHN)	2,120
		16,926
BIOTECHNOLOGY—0.1%
297,339	Mesoblast Ltd. (AUS)*	253
299,773	Protalix BioTherapeutics Inc. (IL)*	195
		448
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—2.7%
335,011	Hargreaves Lansdown plc (UK)	$ 5,758
446,730	Jupiter Fund Management plc (UK)	2,498
		8,256
CHEMICALS—2.4%
113,513	Johnson Matthey plc (UK)	4,919
47,902	Novozymes AS (DEN)[3]	2,351
		7,270
COMMERCIAL SERVICES & SUPPLIES—1.1%
337,000	Brambles Ltd. (AUS)	3,447
DIVERSIFIED FINANCIAL SERVICES—4.3%
95,327	Investor AB (SW)	3,283
294,300	Japan Exchange Group Inc. (JP)	4,148
221,956	Kinnevik AB (SW)	5,661
		13,092
ELECTRICAL EQUIPMENT—0.9%
48,178	Legrand SA (FR)	2,658
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.4%
651,000	Delta Electronics Inc. (TW)	3,434
446,266	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	2,490
1,765,000	PAX Global Technology Ltd. (CHN)	1,463
		7,387
ENERGY EQUIPMENT & SERVICES—0.6%
226,379	John Wood Group plc (UK)	1,981
FOOD & STAPLES RETAILING—5.2%
370,959	Clicks Group Ltd. (S. AFR)	3,322
533,716	Distribuidora Internacional de Alimentacion SA (SP)[3]	3,329
224,797	Jeronimo Martins SGPS SA (PT)	3,765
1,709,500	Puregold Price Club Inc. (PHIL)	1,742
36,400	Sugi Holdings Co. Ltd. (JP)	1,824
878,800	Wal-Mart de Mexico SAB de CV (MEX)	2,006
		15,988
FOOD PRODUCTS—1.6%
61,196	Nestlé SA (SWS)	4,904
HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
89,781	Cochlear Ltd. (AUS)	9,071
116,700	Olympus Corp. (JP)	4,027
		13,098
HOTELS, RESTAURANTS & LEISURE—0.7%
660,000	Cafe de Coral Holdings Ltd. (HK)	2,221
HOUSEHOLD PRODUCTS—1.4%
165,800	Pigeon Corp. (JP)	4,147
INDUSTRIAL CONGLOMERATES—1.7%
66,700	Jardine Matheson Holdings Ltd. (HK)	3,967
43,000	Jardine Strategic Holdings Ltd. (HK)	1,318
		5,285
INSURANCE—3.6%
225,700	MS&AD Insurance Group Holdings Inc. (JP)	6,503
19,465	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	4,638
		11,141

15

Harbor International Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INTERNET & CATALOG RETAIL—5.9%
109,276	ASOS plc (UK)*	$ 6,524
32,190	Ctrip.com International Ltd. ADR (CHN)*,2	1,406
96,744	JD.com Inc. ADR (CHN)*,2	2,094
379,800	Rakuten Inc. (JP)	4,298
95,207	Zalando SE (GER)*	3,610
		17,932
INTERNET SOFTWARE & SERVICES—6.6%
40,448	Alibaba Group Holding Ltd. ADR (CHN)*,2	3,336
722,173	Auto Trader Group plc (UK)	3,544
30,440	Baidu Inc. ADR (CHN)*,2	4,858
177,100	Kakaku.com Inc. (JP)	3,674
90,212	Rightmove plc (UK)	4,837
		20,249
LEISURE PRODUCTS—2.3%
44,900	Shimano Inc. (JP)	7,022
LIFE SCIENCES TOOLS & SERVICES—1.8%
13,464	Mettler-Toledo International Inc. (SWS)*	5,537
MACHINERY—6.9%
217,969	Atlas Copco AB (SW)	5,676
79,336	Kone OYJ (FIN)	4,020
19,798	Schindler Holding AG (SWS)	3,796
10,300	SMC Corp. (JP)	2,693
178,500	THK Co. Ltd. (JP)	3,527
69,461	Weir Group plc (UK)	1,346
		21,058
MEDIA—2.3%
44,242	Naspers Ltd. (S. AFR)	6,943
PERSONAL PRODUCTS—5.6%
116,500	Kao Corp. (JP)	6,274
200,000	Shiseido Co. Ltd. (JP)	5,603
116,135	Unilever plc (UK)	5,433
		17,310
PHARMACEUTICALS—4.2%
148,098	Novo Nordisk AS (DEN)	8,422
17,660	Roche Holding AG (SWS)	4,508
		12,930
PROFESSIONAL SERVICES—3.2%
234,407	Capita plc (UK)	2,976
69,904	Intertek Group plc (UK)	3,354
284,619	SEEK Ltd. (AUS)	3,622
		9,952
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.9%
429,200	ARM Holdings plc (UK)	$ 9,554
627,415	Imagination Technologies Group plc (UK)*,3	1,689
242,585	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[2]	6,739
		17,982
SPECIALTY RETAIL—1.6%
140,557	Industria de Diseno Textil SA (SP)	4,861
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
3,629	Samsung Electronics Co. Ltd. (S. KOR)	4,993
TEXTILES, APPAREL & LUXURY GOODS—4.3%
39,173	adidas AG (GER)	6,435
151,839	Burberry Group plc (UK)	2,649
34,634	Cie Financiere Richemont SA (SWS)	2,105
7,705	Swatch Group AG (SWS)	2,018
		13,207
TOTAL COMMON STOCKS
(Cost $289,138)		302,164

SHORT-TERM INVESTMENTS—2.4%
Principal Amount
REPURCHASE AGREEMENTS—1.2%
$3,851	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $3,932)	3,851
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—1.2%
3,556,851	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 0.480%)[4]	3,557
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,408)		7,408
TOTAL INVESTMENTS—100.9%
(Cost $296,546)		309,572
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.9)%		(2,910)
TOTAL NET ASSETS—100.0%		$306,662

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 10,265	$—	$ 10,265
Europe	5,537	138,794	—	144,331
16

Harbor International Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Latin America	$ 3,762	$ —	$—	$ 3,762
Middle East/Central Asia	195	4,681	—	4,876
Pacific Basin	18,433	120,497	—	138,930
Short-Term Investments
Repurchase Agreements	—	3,851	—	3,851
Investment Company-Securities Lending Investment Fund	3,557	—	—	3,557
Total Investments in Securities	$31,484	$278,088	$—	$309,572
There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depositary Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
2	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
3	A portion or all of this security was out on loan as of July 31, 2016.
4	Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Portfolios of Investments.
17

Harbor Global Growth Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 6.2%)
COMMON STOCKS—93.8%
Shares		Value
AIRLINES—2.3%
15,019	Ryanair Holdings plc ADR (IE)[1]	$ 1,063
BEVERAGES—4.0%
9,165	Anheuser-Busch InBev NV (BEL)	1,184
11,580	SABMiller plc (UK)	677
		1,861
BIOTECHNOLOGY—3.3%
5,909	Amgen Inc. (US)	1,016
4,715	Celgene Corp. (US)*	529
		1,545
CHEMICALS—2.7%
4,271	Sherwin-Williams Co. (US)	1,280
HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
2,048	Intuitive Surgical Inc. (US)*	1,425
HEALTH CARE PROVIDERS & SERVICES—3.0%
9,907	UnitedHealth Group Inc. (US)	1,419
HOTELS, RESTAURANTS & LEISURE—12.5%
3,462	Chipotle Mexican Grill Inc. (US)*	1,468
28,637	Domino's Pizza Enterprises Ltd. (AUS)	1,640
282,315	Domino's Pizza Group plc (UK)	1,483
803,600	Wynn Macau Ltd. (HK)	1,310
		5,901
HOUSEHOLD PRODUCTS—3.8%
18,261	Reckitt Benckiser Group plc (UK)	1,771
INTERNET & CATALOG RETAIL—6.5%
1,952	Amazon.com Inc. (US)*	1,481
35,753	Ctrip.com International Ltd. ADR (CHN)*,1	1,562
		3,043
INTERNET SOFTWARE & SERVICES—18.8%
22,801	Alibaba Group Holding Ltd. ADR (CHN)*,1	1,881
1,976	Alphabet Inc. Class A (US)*	1,564
48,574	Auto Trader Group plc (UK)	238
COMMON STOCKS—Continued
Shares		Value
INTERNET SOFTWARE & SERVICES—Continued
20,094	Facebook Inc. (US)*	$ 2,490
110,900	Tencent Holdings Ltd. (CHN)	2,679
		8,852
IT SERVICES—5.0%
8,048	Accenture plc (IE)	908
18,784	Visa Inc. (US)	1,466
		2,374
MULTILINE RETAIL—6.9%
16,428	Dollar Tree Inc. (US)*	1,582
22,837	Dollarama Inc. (CAN)	1,688
		3,270
PHARMACEUTICALS—2.6%
21,858	Novo Nordisk AS (DEN)	1,243
PROFESSIONAL SERVICES—2.5%
21,916	Nielsen Holdings plc (UK)	1,180
SOFTWARE—5.7%
15,420	Electronic Arts Inc. (US)*	1,177
18,232	Salesforce.com Inc. (US)*	1,491
		2,668
SPECIALTY RETAIL—6.2%
11,058	Home Depot Inc. (US)	1,529
4,752	O'Reilly Automotive Inc. (US)*	1,381
		2,910
TEXTILES, APPAREL & LUXURY GOODS—5.0%
2,233	Hermes International SA (FR)	961
25,501	NIKE Inc. (US)	1,415
		2,376
TOTAL COMMON STOCKS
(Cost $36,552)		44,181

SHORT-TERM INVESTMENTS—4.9%
(Cost $2,306)
Principal Amount
REPURCHASE AGREEMENTS
$2,306	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $2,356)	2,306
TOTAL INVESTMENTS—98.7%
(Cost $38,858)		46,487
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		621
TOTAL NET ASSETS—100.0%		$47,108

18

Harbor Global Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$ 3,151	$ 7,557	$—	$10,708
North America	24,401	—	—	24,401
Pacific Basin	3,443	5,629	—	9,072
Short-Term Investments
Repurchase Agreements	—	2,306	—	2,306
Total Investments in Securities	$30,995	$15,492	$—	$46,487
There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
19

Harbor Emerging Markets Equity Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 1.7%)
COMMON STOCKS—92.5%
Shares		Value
AUTOMOBILES—3.0%
456,000	Brilliance China Automotive Holdings Ltd. (CHN)	$ 508
5,459	Hyundai Motor Co. (S. KOR)	644
		1,152
BANKS—22.1%
110,620	Alpha Bank AE (GRC)*	223
14,390	Axis Bank Ltd. (IND)	118
928,700	Bank Rakyat Indonesia Persero Tbk PT (IDR)	820
793,000	China Construction Bank Corp. (CHN)	533
468,600	E.Sun Financial Holding Co. Ltd. (TW)	262
118,137	Grupo Financiero Banorte SAB de CV (MEX)	647
22,423	Hana Financial Group Inc. (S. KOR)	552
100,423	ICICI Bank Ltd. ADR (IND)[1]	761
1,570,000	Industrial & Commercial Bank of China Ltd. (CHN)	896
121,498	Itau Unibanco Holding SA ADR (BR)[1]	1,270
121,800	Kasikornbank PCL NVDR (THA)[2]	693
602,767	Mega Financial Holding Co. Ltd. (TW)	473
81,392	Sberbank of Russia PJSC ADR (RUS)[1]	709
142,539	Turkiye Halk Bankasi AS (TUR)	376
123,500	United Bank Ltd. (PAK)	218
		8,551
BEVERAGES—2.2%
108,141	AmBev SA ADR (BR)[1]	625
2,368	Fomento Economico Mexicano SAB de CV ADR (MEX)[1]	212
		837
CAPITAL MARKETS—0.8%
1,004,100	China Cinda Asset Management Co. Ltd. (CHN)	327
CHEMICALS—1.6%
28,579	PhosAgro OJSC GDR (RUS)[2]	395
2,684,000	Tianhe Chemicals Group Ltd. (CHN)*,3,m	242 [x]
		637
COMMERCIAL SERVICES & SUPPLIES—1.0%
352,900	China Everbright International Ltd. (CHN)	382
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—0.3%
5,163	Larsen & Toubro Ltd. (IND)	$ 120
CONSTRUCTION MATERIALS—3.9%
152,500	Anhui Conch Cement Co. Ltd. (CHN)	401
97,449	Cemex SAB de CV ADR (MEX)*,1	745
6,538	UltraTech Cement Ltd. (IND)	364
		1,510
DIVERSIFIED FINANCIAL SERVICES—1.1%
119,323	FirstRand Ltd. (S. AFR)	418
DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
31,585	Telefonica Brasil SA ADR (BR)[1]	478
ELECTRIC UTILITIES—0.2%
9,494	Energisa SA (BR)	61
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
116,406	Delta Electronics Inc. (TW)	614
HOTELS, RESTAURANTS & LEISURE—2.2%
218,418	Sands China Ltd. (CHN)	836
HOUSEHOLD DURABLES—0.8%
192,989	Haier Electronics Group Co. Ltd. (CHN)	324
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.1%
536,000	China Longyuan Power Group Corp. Ltd. (CHN)	431
INDUSTRIAL CONGLOMERATES—0.6%
7,433	Industries Qatar QSC (QA)	218
INSURANCE—3.7%
171,000	China Life Insurance Co. Ltd. (CHN)	388
193,400	China Pacific Insurance Group Co. Ltd. (CHN)	687
4,241	Samsung Life Insurance Co. Ltd. (S. KOR)	369
		1,444
INTERNET & CATALOG RETAIL—0.3%
33,904	B2W Cia Digital (BR)*	136
INTERNET SOFTWARE & SERVICES—5.4%
10,916	Alibaba Group Holding Ltd. ADR (CHN)*,1	900
49,400	Tencent Holdings Ltd. (CHN)	1,193
		2,093
IT SERVICES—1.6%
15,451	Tata Consultancy Services Ltd. (IND)	607
MEDIA—2.0%
4,873	Naspers Ltd. (S. AFR)	765
METALS & MINING—6.6%
27,430	AngloGold Ashanti Ltd. ADR (S. AFR)*,1	601
194,993	Gerdau SA ADR (BR)[1]	460
190,700	Grupo Mexico SAB de CV (MEX)	460
1,750	POSCO (S. KOR)	355
146,128	Vale SA ADR (BR)[1]	674
		2,550
OIL, GAS & CONSUMABLE FUELS—6.1%
205,500	China Shenhua Energy Co. Ltd. (CHN)	395
2,869	CNOOC Ltd. ADR (CHN)[1]	345
16,454	Lukoil PJSC ADR (RUS)[1]	708
500,000	PetroChina Co. Ltd. (CHN)	343

20

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
14,720	Reliance Industries Ltd. (IND)	$ 224
13,121	Sasol Ltd. (S. AFR)	349
		2,364
PERSONAL PRODUCTS—0.2%
6,525	Natura Cosmeticos SA (BR)	67
PHARMACEUTICALS—1.0%
32,006	Aurobindo Pharma Ltd. (IND)	379
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.3%
264,000	China Overseas Land & Investment Ltd. (CHN)	871
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.5%
1,662,000	GCL-Poly Energy Holdings Ltd. (CHN)	229
24,885	SK Hynix Inc. (S. KOR)	766
64,727	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	1,798
57,721	Trina Solar Ltd. ADR (CHN)*,1	476
		3,269
SPECIALTY RETAIL—1.2%
4,171	Dufry AG (SWS)*	480
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.1%
310,000	Lenovo Group Ltd. (CHN)	201
1,846	Samsung Electronics Co. Ltd. (S. KOR)	2,540
		2,741
TRADING COMPANIES & DISTRIBUTORS—0.4%
35,297	BOC Aviation Ltd. (CHN)*,3	168
WIRELESS TELECOMMUNICATION SERVICES—2.4%
23,294	Bharti Airtel Ltd. (IND)	126
64,800	China Mobile Ltd. (CHN)	802
		928
TOTAL COMMON STOCKS
(Cost $35,793)		35,758

PARTICIPATION (EQUITY LINKED) NOTES—5.8%
Principal Amount
	Axis Bank Ltd. (IND)
$50,402	$0.01—11/25/2019	411
	Bharti Airtel Ltd. (IND)
4,820	$0.01—02/08/2017	26
76,767	$0.01—07/11/2019	415
		441
	Larsen & Toubro Ltd. (IND)
18,393	$0.01—03/27/2020	428
	Reliance Industries Ltd. (IND)
51,903	$0.01—02/07/2017-07/08/2019	786
	United Bank Ltd. (PAK)
103,945	$0.01—06/17/2019	184
TOTAL PARTICIPATION (EQUITY LINKED) NOTES
(Cost $2,349)		2,250

SHORT-TERM INVESTMENTS—1.5%
(Cost $568)
Principal Amount		Value
REPURCHASE AGREEMENTS
$568	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $581)	$ 568
TOTAL INVESTMENTS—99.8%
(Cost $38,710)		38,576
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		77
TOTAL NET ASSETS—100.0%		$38,653

21

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ 601	$ 1,532	$ —	$ 2,133
Europe	—	2,891	—	2,891
Latin America	5,835	—	—	5,835
Middle East/Central Asia	761	2,374	—	3,135
Pacific Basin	3,687	17,835	242	21,764
Participation (Equity Linked) Notes
Middle East/Central Asia	—	2,250	—	2,250
Short-Term Investments
Repurchase Agreements	—	568	—	568
Total Investments in Securities	$10,884	$27,450	$242	$38,576
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2016.
Valuation Description	Balance Beginning at 11/01/2015 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2016 (000s)
Common Stocks	$242	$—	$—	$—	$—	$—	$—	$—	$242
Of the Level 1 investments presented above, certain Common Stocks valued at $136,000 were categorized in Level 2 at October 31, 2015. Transfers from Level 2 to Level 1 were the result of exchange traded securities where quoted prices from an active market were unavailable (Level 2), and have become available (Level 1).
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2016 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (CHN)*,3,m	$242	Market Approach	Liquidity Discount	HKD$ 0.70
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depositary Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2016, the aggregate value of these securities was $1,022,000 or 3% of net assets.
m	Security has been deemed illiquid at July 31, 2016.
x	Fair Valued in accordance with Harbor Funds Valuation Procedures using a liquidity discount, which is a Level 3 input.
HKD$	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.
22

Harbor International & Global Funds
Notes to Portfolios of Investments— July 31, 2016 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Small Cap Fund, Harbor International Growth Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds may offer up to four classes of shares, designated as Institutional Class, Administrative Class, Investor Class, and Retirement Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Participation notes are valued at the last sale price of the underlying local shares on the national exchange on which they trade. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost to the extent amortized cost represents fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
23

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
24

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that
25

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Small Cap Fund, Harbor International Growth Fund, and Harbor Emerging Markets Equity Fund purchased option contracts to manage their exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
Participation Notes
Participation notes are equity-linked securities which can be used to gain exposure to emerging markets. These instruments represent interests in securities listed on certain foreign exchanges and thus present similar risks to investing directly in such equity securities. These instruments are issued by a broker-dealer evidencing ownership of shares listed on a foreign stock exchange. Accordingly, the participation notes also expose investors to counterparty risk which is the risk that the entity issuing the note may not be able to honor its financial commitments. A Fund’s participation notes are not subject to any master netting agreements. Participation notes may be more volatile and less liquid than holding the underlying security directly. A Participation note is intended to reflect the performance of the underlying equity securities on a one-to-one basis. During the period, Harbor Emerging Markets Equity Fund invested in participation notes to gain exposure to certain foreign markets. The Fund is entitled to receive dividends or other distributions paid on the underlying securities from the broker-dealer. The Fund however is not entitled to the same rights as an owner of the underlying securities, such as voting rights.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
26

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor International Fund and Harbor International Growth Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Prime Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. This collateral is recognized as the gross liability for securities loaned in the statement of assets and liabilities. During the term of the loan, the Funds will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Funds may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Net securities lending income is disclosed as such in the statements of operations. Securities loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the fair value of the unreturned loaned securities. The value at July 31, 2016 of equity securities loaned and related cash collateral for Harbor International Fund was $545,615,000 and $565,332,000, respectively.  The value at July 31, 2016 of equity securities loaned and related cash collateral for Harbor International Growth Fund was $3,397,000 and $3,557,000, respectively. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
New Accounting Pronouncement
The Funds have adopted Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which requires expanded disclosures related to financial assets pledged in secured financing transactions, such as securities lending, and the related contractual maturity terms of these secured transactions. The adoption of ASU 2014-11 had no impact on each Fund’s net assets or results of operations.
27

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

NOTE 5—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2016 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor International Fund	$33,349,738	$9,594,057	$(2,729,522)	$6,864,535
Harbor Diversified International All Cap Fund	110,814	10,158	(3,385)	6,773
Harbor International Small Cap Fund	16,732	2,008	(501)	1,507
Harbor International Growth Fund*	296,546	36,266	(23,240)	13,026
Harbor Global Growth Fund	38,858	8,100	(471)	7,629
Harbor Emerging Markets Equity Fund*	38,710	3,172	(3,306)	(134)

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
28

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.IG.0716

Quarterly Schedule of
Portfolio Holdings
July 31, 2016
Strategic Markets  Funds

	Institutional Class	Administrative Class
Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX

Portfolio of Investments
Harbor Commodity Real Return Strategy Fund	1
Notes to Portfolio of Investments	13

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, Notional, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -25.2%)
ASSET-BACKED SECURITIES—8.7%
Principal Amount		Value
	Bear Stearns Asset Backed Securities Trust
	Series 2006-2 Cl. M1
$431	0.910%—07/25/2036[1]	$ 427
	Citigroup Mortgage Loan Trust Inc.
	Series 2006-NC1 Cl. A1
401	0.620%—08/25/2036[1,2]	368
	Series 2005-HE3 Cl. M2
1,000	1.210%—09/25/2035[1]	959
		1,327
	Commercial Industrial Finance Corp.
	Series 2007-1A Cl. A1L
284	0.890%—05/10/2021[1,2]	283
	Countrywide Asset-Backed Certificates
	Series 2005-15 Cl. 1AF6
59	5.530%—04/25/2036[3]	60
	First Franklin Mortgage Loan Trust
	Series 2005-FF11 Cl. A2D
346	1.170%—11/25/2035[1]	346
	Series 2005-FFH1 Cl. M2
900	1.270%—06/25/2036[1]	671
		1,017
	Hillmark Funding Ltd.
	Series 2006-1A Cl. A1
412	0.900%—05/21/2021[1,2]	407
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A2
210	0.730%—06/25/2036[1]	117
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
112	0.560%—10/25/2036[1]	62
	Series 2006-HE8 Cl. A1
359	0.620%—10/25/2036[1]	284
		346
	People's Choice Home Loan Securities Trust
	Series 2005-1 Cl. M4
600	1.804%—01/25/2035[1]	533
	SLM Student Loan Trust
	Series 2003-2 Cl. A5
€559	0.000%—12/15/2023[1]	600
	Small Business Administration Participation Certificates
	Series 2007-20K Cl. 1
$271	5.510%—11/01/2027	305
	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
200	0.770%—05/25/2036[1]	164
	Stone Tower Capital LLC
	Series 2007-6A Cl. A1
132	0.910%—04/17/2021[1,2]	131
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Structured Asset Investment Loan Trust
	Series 2006-BNC2 Cl. A5
$766	0.650%—05/25/2036[1]	$ 688
	Venture CLO Ltd.[4]
	Series 2006-7A Cl. A1A
389	0.930%—01/20/2022[1,2]	383
TOTAL ASSET-BACKED SECURITIES
(Cost $6,502)		6,788

COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
	Eurosail-UK plc
	Series 2007-3X Cl. A3A
£57	1.520%—06/13/2045[1]	69
	Marche Mutui Srl
	Series 4 Cl. A
€43	0.180%—02/25/2055[1]	48
	Series 6 Cl. A1
58	1.950%—01/27/2064[1]	66
		114
	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR Cl. 6A1
$202	2.580%—06/25/2036[3]	197
	Thornburg Mortgage Securities Trust
	Series 2006-4 Cl. A2B
91	3.310%—07/25/2036[1]	88
	Wachovia Mortgage Loan Trust LLC
	Series 2005-B Cl. 2A4
498	2.827%—10/20/2035[3]	454
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $863)		922

CORPORATE BONDS & NOTES—16.0%
	Aetna Inc.
100	1.310%—12/08/2017[1]	100
	Ally Financial Inc.
400	5.500%—02/15/2017	408
	AT&T Inc.
100	1.560%—06/30/2020[1]	100
	Banca Carige SpA MTN[5]
€100	3.750%—11/25/2016	113
	Banca Monte dei Paschi di Siena SpA MTN[5]
100	4.875%—09/15/2054	112
	Banco Popular Espanol SA MTN[5]
100	11.500%—10/10/2018[3,6]	118
	Barclays Bank plc
$200	7.750%—04/10/2023[3]	213
	Barclays plc
€200	8.000%—12/15/2020[3,6]	225
	BG Energy Capital plc
£100	6.500%—11/30/2072[3]	141
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
$2,100	1.070%—04/28/2017[1]	2,101
	Credit Suisse Group Funding Guernsey Ltd.
250	3.800%—09/15/2022	255
	Goldman Sachs Group Inc.
400	1.850%—09/15/2020[1]	401
	Hewlett Packard Enterprise Co.
150	2.450%—10/05/2017[2]	152

1

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

Value, Cost, Notional, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
		JP Morgan Chase & Co. MTN[5]
	$1,900	1.265%—04/25/2018[1]	$ 1,904
		National Bank of Greece SA
	€100	3.875%—10/07/2016	112
		Navient Corp. MTN[5]
	$300	1.530%—11/01/2016[3,7]	297
		Nykredit Realkredit AS
DKK$	800	1.000%—04/01/2017	121
	2,100	2.000%—04/01/2017-07/01/2017	321
			442
		Petrobras Global Finance BV
	$200	4.375%—05/20/2023	172
		Realkredit Danmark AS
DKK$	8,000	1.000%—01/01/2017-04/01/2017	1,213
	4,200	2.000%—01/01/2017-04/01/2017	641
			1,854
		Royal Bank of Scotland Group plc
	$200	8.000%—09/30/2025[3,6]	199
		Royal Bank of Scotland plc MTN[5]
	€200	6.930%—04/09/2018	244
		SSE plc
	200	5.630%—10/1/2017[3,6]	236
		Telefonica Emisiones SAU
	$1,400	1.290%—06/23/2017[1]	1,398
		UBS Group Funding Jersey Ltd.
	1,000	2.450%—04/14/2021[1,2]	1,013
		Unibail-Rodamco SE MTN[5]
	200	1.450%—04/16/2019[1]	199
TOTAL CORPORATE BONDS & NOTES
(Cost $12,586)			12,509

FOREIGN GOVERNMENT OBLIGATIONS—10.3%
		Athens Urban Transportation Organization
	€100	4.851%—09/19/2016	111
		Autonomous Community of Catalonia
	100	4.950%—02/11/2020	117
		Brazil Letras Do Tesouro Nacional
R$	15,100	0.000%—10/01/2016-04/01/2017[8]	4,455
		France Government Bond OAT
	€214	1.850%—07/25/2027[7]	316
		Hellenic Railways Organization SA
	200	4.030%—03/17/2017	216
		Mexican Bonos
MEX$	4,253	4.750%—06/14/2018	225
		Mexican Bonos de Proteccion Al Ahorro
	1,900	4.330%—06/29/2017[m,1,7]	102
		Mexican Udibonos
	3,430	4.000%—11/15/2040-11/08/2046[7]	211
		New Zealand Government Bond
NZD$	1,200	2.000%—09/20/2025[7]	944
		U.K. Gilt Inflation Linked[7]
	£799	0.130%—03/22/2024-03/22/2058	1,340
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $7,803)			8,037

MORTGAGE PASS-THROUGH—3.1%
		Federal National Mortgage Association
	$314	4.000%—02/01/2041	337
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Federal National Mortgage Association TBA[9]
$2,000	3.500%—09/1/2041	$ 2,110
TOTAL MORTGAGE PASS-THROUGH
(Cost $2,412)		2,447

U.S. GOVERNMENT OBLIGATIONS—85.9%
	U.S. Treasury Bonds
1,540	2.500%—02/15/2046	1,644
	U.S. Treasury Inflation Indexed Bonds[7]
25,581	0.130%—04/15/2018-07/15/2024	25,859
101	0.250%—01/15/2025	103
1,535	0.380%—07/15/2023-07/15/2025	1,587
7,323	0.630%—07/15/2021	7,684
2,059	0.630%—01/15/2024[10]	2,159
213	1.000%—02/15/2046[10]	238
5,420	1.250%—07/15/2020[10]	5,796
3,947	1.380%—07/15/2018-02/15/2044	4,359
7,200	1.880%—07/15/2019	7,739
1,988	2.375%—01/15/2025	2,377
226	2.380%—01/15/2027[10]	279
940	2.500%—01/15/2029[10]	1,200
1,796	2.630%—07/15/2017	1,853
351	3.880%—04/15/2029[10]	508
		61,741
	U.S. Treasury Notes
1,200	0.500%—09/30/2016	1,200
2,500	1.630%—05/15/2026	2,539
		3,739
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $66,592)		67,124

SHORT-TERM INVESTMENTS—26.1%
REPURCHASE AGREEMENTS
1,100	Repurchase Agreement with Bank of Nova Scotia dated July 29, 2016 due August 01, 2016 at 0.550% collateralized by U.S. Treasury Notes (value $1,119)	1,100
6,000	Repurchase Agreement with Citigroup dated July 29, 2016 due August 01, 2016 at 0.550% collateralized by U.S. Treasury Notes (value $6,122)	6,000
6,000	Repurchase Agreement with J P Morgan dated July 29, 2016 due August 01, 2016 at 0.540% collateralized by U.S. Treasury Notes (value $6,105)	6,000

2

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

Value, Cost, Notional, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—Continued
Principal Amount		Value
REPURCHASE AGREEMENTS—Continued
$1,279	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $1,306)	$ 1,279
6,000	Repurchase Agreement with Toronto Dominion dated July 29, 2016 due August 01, 2016 at 0.540% collateralized by U.S. Treasury Bonds (value $6,214)	6,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,379)		20,379
TOTAL INVESTMENTS—151.3%
(Cost $117,137)		118,206
CASH AND OTHER ASSETS, LESS LIABILITIES—(51.3)%		(40,068)
TOTAL NET ASSETS—100.0%		$ 78,138
FUTURES CONTRACTS OPEN AT JULY 31, 2016
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-BTP Futures (Sell)	6	€ 600	09/08/2016	$ (28)
Euro-Bund Futures (Sell)	1	100	09/08/2016	(3)
Euro-OAT Futures (Sell)	2	200	09/08/2016	(10)
Rapeseed Futures (Buy)	5	—	10/31/2016	—
Brent Crude Oil Futures (Buy)	4	$ 4	01/31/2017	(16)
Brent Crude Oil Futures (Buy)	11	11	10/31/2017	(21)
Brent Crude Oil Futures (Sell)	1	1	04/28/2017	6
Brent Crude Oil Futures (Sell)	8	8	07/31/2017	(21)
Brent Crude Oil Futures (Sell)	1	1	01/31/2018	(8)
Brent Crude Oil Futures (Sell)	3	3	04/30/2018	(12)
Brent Crude Oil Futures (Sell)	1	1	10/31/2018	—
Chicago Ethanol Swap Futures (Buy)	1	42	12/30/2016	(1)
Cocoa Futures (Buy)	3	—	03/16/2017	(11)
Cocoa Futures (Sell)	3	—	12/14/2016	5
Corn Futures (Buy)	9	45	12/14/2016	(4)
Corn Futures (Buy)	2	10	03/14/2017	(6)
Corn Futures (Buy)	5	25	12/14/2017	(1)
Corn Futures (Sell)	13	65	09/14/2016	45
Cotton Futures (Sell)	1	50	12/07/2016	(4)
Eurodollar Futures-CME 90 day (Buy)	58	14,500	12/19/2016	(15)
Eurodollar Futures-CME 90 day (Sell)	58	14,500	12/18/2017	6
Gasoil Futures (Buy)	4	—	12/12/2017	(8)
Gasoil Futures (Sell)	2	—	06/12/2017	5
Gasoil Futures (Sell)	2	—	06/12/2018	4
Gasoline Futures (Buy)	2	84	09/30/2016	(9)
Gasoline Futures (Buy)	1	42	03/31/2017	1
Gasoline Futures (Sell)	2	84	10/31/2016	10
Gasoline Futures (Sell)	1	42	05/31/2017	—
Gold Futures (Buy)	4	—	10/27/2016	10
Gold Futures (Sell)	7	1	12/28/2016	(15)
Light Sweet Crude Oil Futures (Buy)	1	1	09/20/2016	—
Light Sweet Crude Oil Futures (Buy)	2	2	10/20/2016	(7)
Light Sweet Crude Oil Futures (Buy)	2	2	02/21/2017	(7)
Light Sweet Crude Oil Futures (Buy)	3	3	08/21/2017	(11)
Light Sweet Crude Oil Futures (Buy)	12	12	08/22/2017	59
Light Sweet Crude Oil Futures (Buy)	6	6	02/20/2018	5
Light Sweet Crude Oil Futures (Sell)	4	4	12/20/2016	14
Light Sweet Crude Oil Futures (Sell)	4	4	02/17/2017	16
Light Sweet Crude Oil Futures (Sell)	5	5	05/22/2017	23
3

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FUTURES CONTRACTS—Continued
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Light Sweet Crude Oil Futures (Sell)	11	$ 11	11/20/2017	$ (9)
Light Sweet Crude Oil Futures (Sell)	2	2	05/22/2018	3
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	08/31/2016	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	09/30/2016	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	10/31/2016	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	11/30/2016	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	12/30/2016	—
Natural Gas Futures (Buy)	2	20	08/29/2016	3
Natural Gas Futures (Buy)	1	10	09/28/2016	2
Natural Gas Futures (Buy)	5	50	03/29/2017	22
Natural Gas Futures (Buy)	3	30	04/26/2017	6
Natural Gas Futures (Buy)	2	20	03/27/2018	5
Natural Gas Futures (Sell)	3	30	10/27/2016	(5)
Natural Gas Futures (Sell)	6	60	12/28/2016	(15)
Natural Gas Futures (Sell)	2	20	02/24/2017	(12)
Natural Gas Futures (Sell)	1	10	09/27/2017	(6)
Natural Gas Futures (Sell)	1	10	02/26/2018	(2)
Natural Gas Swap Futures (Buy)	16	40	03/29/2017	18
Natural Gas Swap Futures (Buy)	4	10	03/27/2018	2
Natural Gas Swap Futures (Sell)	16	40	02/24/2017	(23)
Natural Gas Swap Futures (Sell)	4	10	09/27/2017	(4)
NY Harbor ULSD Futures (Buy)	1	42	08/31/2016	(4)
NY Harbor ULSD Futures (Sell)	1	42	10/31/2016	4
Platinum Futures (Buy)	6	—	10/27/2016	52
Soybean Futures (Buy)	1	5	01/13/2017	(1)
Soybean Futures (Buy)	2	10	03/14/2017	(7)
Soybean Futures (Buy)	2	10	05/12/2017	—
Soybean Futures (Sell)	1	5	09/14/2016	1
Soybean Futures (Sell)	6	30	11/14/2016	31
Soybean Futures (Sell)	2	10	11/14/2017	1
Sugar Futures (Buy)	5	560	02/28/2017	(5)
Sugar Futures (Sell)	6	672	09/30/2016	7
U.S. Treasury Bond Futures 30 year (Sell)	14	1,400	09/21/2016	(121)
U.S. Treasury Note Futures 5 year (Buy)	78	7,800	09/30/2016	161
U.S. Treasury Note Futures 10 year (Buy)	7	700	09/21/2016	7
Wheat Futures (Buy)	1	5	09/14/2016	(1)
Wheat Futures (Buy)	2	10	12/14/2016	(5)
Wheat Futures (Sell)	1	5	09/14/2016	—
Wheat Futures (Sell)	2	10	12/14/2016	—
White Sugar Futures (Buy)	1	—	09/15/2016	(1)
Total Futures Contracts				$ 95

PURCHASED OPTIONS OPEN AT JULY 31, 2016
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty	Number of Contracts/ Notional	Strike Price	Expiration Date	Premiums Paid (000s)	Value (000s)
Commodity - Crude Oil Futures (Call)	ICE Group	1	$ 60.00	11/25/2016	$ 2	$ 1
Commodity - Crude Oil Futures (Call)	ICE Group	1	61.00	11/25/2016	2	—
U.K. LIBOR Future 90 day (Put)	ICE Group	24	£ 98.50	06/21/2017	2	—
U.K. LIBOR Future 90 day (Put)	ICE Group	108	98.50	12/21/2016	13	—
Total Purchased Options that Require Periodic Settlement of Variation Margin					$19	$ 1
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Number of Contracts/ Notional	Strike Rate/Price	Expiration Date	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 1 year[m] (Put)	Goldman Sachs Bank USA	14,200,000	1.100%	01/09/2017	$ 7	$ 6
Interest Rate Swap Option 1 year[m] (Put)	Goldman Sachs Bank USA	14,800,000	1.250	12/27/2016	13	2
Interest Rate Swap Option 1 year[m] (Put)	Morgan Stanley Capital Services LLC	15,200,000	1.100	01/23/2017	7	7
Interest Rate Swap Option 1 year[m] (Put)	Morgan Stanley Capital Services LLC	11,300,000	1.250	02/21/2017	6	4
4

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

PURCHASED OPTIONS—Continued
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued
Description	Counterparty	Number of Contracts/ Notional	Strike Rate/Price	Expiration Date	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 1 year[m] (Put)	Royal Bank of Scotland plc	14,000,000	1.000%	08/08/2016	$ 5	$ —
Interest Rate Swap Option 2 year 2 year[m] (Call)	Goldman Sachs Bank USA	3,100,000	1.100	09/28/2016	11	7
Interest Rate Swap Option 5 year[m] (Put)	Credit Suisse International	1,900,000	3.400	12/05/2016	14	—
Interest Rate Swap Option 5 year[m] (Call)	Morgan Stanley Capital Services LLC	1,000,000	1.000	12/13/2016	8	6
Interest Rate Swap Option 5 year[m] (Call)	Morgan Stanley Capital Services LLC	1,300,000	1.000	12/21/2016	11	8
Interest Rate Swap Option 10 year[m] (Put)	JP Morgan Chase Bank NA	100,000,000	0.300	11/14/2016	4	3
Interest Rate Swap Option 10 year[m] (Put)	Morgan Stanley Capital Services LLC	1,500,000	2.720	07/16/2018	17	14
Interest Rate Swap Option 10 year[m] (Put)	Morgan Stanley Capital Services LLC	2,000,000	2.770	07/16/2018	23	17
Interest Rate Swap Option 30 year[m] (Call)	Deutsche Bank AG	500,000	2.150	06/15/2018	50	70
Interest Rate Swap Option 30 year[m] (Put)	Deutsche Bank AG	500,000	2.150	06/15/2018	50	33
Interest Rate Swap Option 30 year[m] (Put)	Deutsche Bank AG	600,000	2.860	10/23/2018	41	17
Interest Rate Swap Option 30 year[m] (Put)	Morgan Stanley Capital Services LLC	100,000	2.590	12/10/2018	10	4
Interest Rate Swap Option 30 year[m] (Put)	Morgan Stanley Capital Services LLC	900,000	2.600	03/29/2019	86	44
Interest Rate Swap Option 30 year[m] (Put)	Morgan Stanley Capital Services LLC	400,000	2.610	10/17/2018	37	14
Interest Rate Swap Option 30 year[m] (Put)	Morgan Stanley Capital Services LLC	100,000	2.610	11/15/2018	10	4
U.S. Treasury Bonds Future 30 year (Call)	CME Group	12	$ 225.00	08/26/2016	—	—
U.S. Treasury Notes Future 5 year (Put)	CME Group	99	112.25	08/26/2016	1	—
Total Purchased Options Not Settled Through Variation Margin					$411	$260
Total Purchased Options					$430	$261

WRITTEN OPTIONS OPEN AT JULY 31, 2016
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty	Number of Contracts/ Notional	Strike Price	Expiration Date	Premiums Received (000s)	Value (000s)
Euro-Bund Future (Call)	Eurex	2	€ 170.00	08/26/2016	$ 1	$—
U.K. LIBOR Future 90 day (Put)	ICE Group	24	£ 98.00	06/21/2017	—	—
U.K. LIBOR Future 90 day (Put)	ICE Group	108	98.00	12/21/2016	2	—
Total Written Options that Require Periodic Settlement of Variation Margin					$ 3	$—
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Number of Contracts/ Notional	Strike Index/Rate/ Price	Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,600,000	234.810 [j]	03/24/2020	$ 18	$ (15)
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	200,000	244.170 [j]	05/16/2024	1	—
Inflation-Linked Swap Option 20 year (Call)	Goldman Sachs Bank USA	400,000	120.720 [j]	06/22/2035	18	(2)
Variance Option S&P GSCI Copper Official Close Index ER (Call)	Goldman Sachs International	170,000	0.700 [v]	09/16/2016	1	—
Variance Option S&P GSCI Copper Official Close Index ER (Call)	Goldman Sachs International	1,080,000	0.730 [v]	08/04/2016	4	—
Variance Option S&P GSCI Copper Official Close Index ERm (Call)	Goldman Sachs International	300,000	0.760 [v]	08/18/2016	1	—
Variance Option S&P GSCI Energy Official Close Index ERm (Call)	Goldman Sachs International	300,000	1.500 [v]	08/18/2016	1	—
Variance Option S&P GSCI Natural Gas Official Close Index ERm (Call)	Goldman Sachs International	200,000	1.680 [v]	08/18/2016	—	—
Variance Option S&P GSCI Natural Gas Official Close Index ER (Call)	Goldman Sachs International	180,000	1.740 [v]	08/04/2016	—	—
Credit Default Option 5 year (Call)	Barclays Bank plc	200,000	1.000%	09/21/2016	—	—
Credit Default Option 5 year (Put)	JP Morgan Chase Bank NA	400,000	1.000	09/21/2016	1	—
Credit Default Option 5 year (Put)	Barclays Bank plc	200,000	1.000	09/21/2016	—	—
Credit Default Option 5 year (Put)	BNP Paribas SA	400,000	1.000	09/21/2016	1	—
Interest Rate Swap Option 2 year (Call)	Morgan Stanley Capital Services LLC	2,000,000	0.770	12/13/2016	9	(5)
Interest Rate Swap Option 2 year (Call)	Morgan Stanley Capital Services LLC	2,600,000	0.770	12/21/2016	11	(7)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	3,000,000	2.500	10/23/2018	43	(16)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	1,900,000	2.250	10/17/2018	38	(14)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	500,000	2.250	11/15/2018	11	(4)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	500,000	2.250	12/10/2018	11	(4)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	4,300,000	2.300	03/29/2019	86	(41)
Interest Rate Swap Option 5 year 5 year (Call)	Credit Suisse International	1,900,000	2.400	12/05/2016	15	(64)
Interest Rate Swap Option 2 year 2 year (Call)	Goldman Sachs Bank USA	6,200,000	0.890	09/28/2016	11	(5)
Commodity - Natural Gas Futures (Put)	New York Mercantile Exchange	4	$ 2.35	11/25/2016	5	(1)
Commodity - Gasoline Futures (Call)	New York Mercantile Exchange	2	165.00	11/25/2016	6	(1)
Commodity - Natural Gas Futures (Call)	New York Mercantile Exchange	1	3.00	08/26/2016	—	(1)
Commodity - Crude Oil Futures (Call)	New York Mercantile Exchange	4	47.00	09/15/2016	4	(3)
5

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued
Description	Counterparty	Number of Contracts/ Notional	Strike Index/Rate/ Price	Expiration Date	Premiums Received (000s)	Value (000s)
Commodity - Natural Gas Futures (Put)	New York Mercantile Exchange	1	2.35	08/26/2016	$ 1	$ —
Currency Option Euro Dollar vs. U.S. Dollar (Call)	JP Morgan Chase Bank NA	430,000	€ 1.17	09/15/2016	4	—
Currency Option U.S. Dollar vs. Japanese Yen (Call)	Credit Suisse International	220,000	105.00	09/08/2016	2	(1)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	BNP Paribas SA	510,000	$ 101.20	09/15/2016	5	(7)
Currency Option U.S. Dollar vs. Japanese Yen (Call)	Deutsche Bank AG	240,000	110.00	09/22/2016	2	—
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Credit Suisse International	220,000	96.00	09/08/2016	1	(1)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	JP Morgan Chase Bank NA	330,000	19.00	08/11/2016	4	(2)
Currency Option U.S. Dollar vs. Mexican Peso (Put)	Goldman Sachs Bank USA	383,000	17.80	10/14/2016	4	(1)
Currency Option U.S. Dollar vs. Mexican Peso (Put)	JP Morgan Chase Bank NA	47,000	17.80	10/14/2016	1	—
U.S. Treasury Notes 10 year Future (Call)	CME Group	8	135.50	08/26/2016	4	(1)
U.S. Treasury Notes 10 year Future (Put)	CME Group	8	132.00	08/26/2016	3	(2)
Total Written Options Not Settled Through Variation Margin					$327	$(198)
Total Written Options					$330	$(198)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2016
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Australia and New Zealand Banking Group Inc.	$ 112	$ 108	08/12/2016	$ (4)
Brazilian Real (Buy)	BNP Paribas SA	59	56	08/02/2016	3
Brazilian Real (Buy)	BNP Paribas SA	242	242	10/04/2016	—
Brazilian Real (Buy)	Deutsche Bank AG	60	60	08/02/2016	—
Brazilian Real (Buy)	Deutsche Bank AG	59	58	09/02/2016	1
Brazilian Real (Sell)	Bank of America NA	302	254	10/04/2016	(48)
Brazilian Real (Sell)	BNP Paribas SA	60	60	08/02/2016	—
Brazilian Real (Sell)	BNP Paribas SA	151	120	10/04/2016	(31)
Brazilian Real (Sell)	BNP Paribas SA	323	253	01/04/2017	(70)
Brazilian Real (Sell)	BNP Paribas SA	230	230	04/04/2017	—
Brazilian Real (Sell)	Deutsche Bank AG	60	58	08/02/2016	(2)
Brazilian Real (Sell)	Deutsche Bank AG	411	324	01/04/2017	(87)
Brazilian Real (Sell)	Goldman Sachs Bank USA	851	678	01/04/2017	(173)
Brazilian Real (Sell)	JP Morgan Chase Bank	1,601	1,417	10/04/2016	(184)
Brazilian Real (Sell)	JP Morgan Chase Bank	852	682	01/04/2017	(170)
British Pound Sterling (Buy)	HSBC Bank USA	1,898	1,895	08/02/2016	3
British Pound Sterling (Buy)	JP Morgan Chase Bank NA	148	148	08/02/2016	—
British Pound Sterling (Sell)	Australia and New Zealand Banking Group Inc.	36	36	09/02/2016	—
British Pound Sterling (Sell)	Bank of America NA	1,929	1,940	08/02/2016	11
British Pound Sterling (Sell)	Goldman Sachs Bank USA	69	70	08/02/2016	1
British Pound Sterling (Sell)	HSBC Bank USA	1,899	1,896	09/02/2016	(3)
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	48	48	08/02/2016	—
Chinese Yuan (Buy)	UBS AG	337	334	08/19/2016	3
Chinese Yuan (Sell)	Bank of America NA	3	3	01/06/2017	—
Chinese Yuan (Sell)	Deutsche Bank AG	208	201	01/06/2017	(7)
Chinese Yuan (Sell)	JP Morgan Chase Bank	349	355	10/24/2016	6
Chinese Yuan (Sell)	JP Morgan Chase Bank	242	237	01/06/2017	(5)
Chinese Yuan (Sell)	UBS AG	325	329	08/19/2016	4
Colombian Peso (Sell)	BNP Paribas SA	40	40	01/24/2017	—
Danish Krone (Sell)	Bank of America NA	154	153	10/03/2016	(1)
Danish Krone (Sell)	Bank of America NA	322	319	04/03/2017	(3)
Danish Krone (Sell)	BNP Paribas SA	249	250	04/03/2017	1
Danish Krone (Sell)	Deutsche Bank AG	652	637	04/03/2017	(15)
Danish Krone (Sell)	JP Morgan Chase Bank NA	536	531	10/03/2016	(5)
Danish Krone (Sell)	Société Générale	92	93	01/03/2017	1
Danish Krone (Sell)	UBS AG	310	313	01/03/2017	3
Euro Currency (Buy)	Bank of America NA	3,655	3,596	08/02/2016	59
Euro Currency (Buy)	Bank of America NA	96	98	08/12/2016	(2)
Euro Currency (Buy)	Goldman Sachs Bank USA	80	80	08/12/2016	—
Euro Currency (Buy)	JP Morgan Chase Bank NA	59	59	08/12/2016	—
Euro Currency (Sell)	Bank of America NA	2,211	2,181	08/02/2016	(30)
Euro Currency (Sell)	Bank of America NA	3,659	3,600	09/02/2016	(59)
Euro Currency (Sell)	Barclays Bank plc	945	936	08/02/2016	(9)
Euro Currency (Sell)	BNP Paribas SA	117	116	08/02/2016	(1)
Euro Currency (Sell)	Goldman Sachs Bank USA	19	19	08/02/2016	—
6

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Sell)	Goldman Sachs Bank USA	$ 59	$ 58	08/12/2016	$ (1)
Euro Currency (Sell)	JP Morgan Chase Bank NA	109	109	08/02/2016	—
Euro Currency (Sell)	Société Générale	47	47	08/12/2016	—
Euro Currency (Sell)	UBS AG	255	253	08/02/2016	(2)
Euro Currency (Sell)	UBS AG	28	28	08/12/2016	—
Hungarian Forint (Sell)	UBS AG	4	4	08/10/2016	—
Indian Rupee (Buy)	Barclays Capital	148	148	08/18/2016	—
Indian Rupee (Buy)	JP Morgan Chase Bank	241	241	08/18/2016	—
Japanese Yen (Sell)	BNP Paribas SA	51	51	08/02/2016	—
Japanese Yen (Sell)	JP Morgan Chase Bank NA	459	466	08/02/2016	7
Mexican Peso (Buy)	BNP Paribas SA	322	324	08/25/2016	(2)
Mexican Peso (Buy)	JP Morgan Chase Bank NA	227	231	08/25/2016	(4)
Mexican Peso (Sell)	JP Morgan Chase Bank NA	679	705	08/25/2016	26
New Zealand Dollar (Sell)	Goldman Sachs Bank USA	873	822	08/12/2016	(51)
Taiwan Dollar (Buy)	UBS AG	335	334	08/18/2016	1
Taiwan Dollar (Sell)	UBS AG	335	334	08/18/2016	(1)
Taiwan Dollar (Sell)	UBS AG	336	334	11/10/2016	(2)
Total Forward Currency Contracts					$(842)

SWAP AGREEMENTS OPEN AT JULY 31, 2016
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	0.900%	04/17/2018	CAD$ 1,700	$ (1)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	09/21/2026	£ 1,390	(132)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.750	03/15/2047	160	(39)
CME Group	British Bankers' Association LIBOR JPY 6-Month	Pay	1.500	12/21/2045	¥ 30,000	(32)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	0.680	09/14/2016	$ 1,200	(3)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.000	04/05/2018	1,300	(1)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	800	(15)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/16/2022	4,500	284
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.230	09/16/2025	400	(35)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.350	10/02/2025	600	(58)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.800	10/28/2025	3,500	(178)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	02/22/2026	5,000	(199)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.400	03/16/2026	11,500	(340)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	04/21/2026	1,400	(33)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	04/27/2026	1,800	(46)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.850	07/20/2026	2,100	(8)
CME Group	Federal Funds Effective Rate US	Pay	0.560	06/21/2017	16,300	(3)
CME Group	Federal Funds Effective Rate US	Pay	1.000	06/21/2017	16,300	(4)
Interest Rate Swaps						$(843)
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Dow Jones CDX North America Investment Grade Index Series 25	Buy	1.000%	06/20/2021	72.053%	$(15)	$(13)	$ 1,000	$ (2)
ICE Group	Dow Jones CDX North America Investment Grade Index Series 25	Buy	5.000	06/20/2021	395.310	(125)	(59)	2,500	(66)
Credit Default Swaps									$(68)
7

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.550%	10/15/2017	€ 100	$ (1)
Credit Suisse International	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.620	09/15/2018	100	(1)
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.580	10/15/2017	100	(1)
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.830	05/15/2018	1,100	1
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.610	09/15/2018	200	(2)
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.650	10/15/2018	200	(2)
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	05/15/2021	800	(4)
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	1.178	05/15/2026	200	3
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.650	09/15/2018	100	(1)
JP Morgan Chase Bank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.580	10/15/2017	300	(3)
Société Générale Paris	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.680	10/15/2018	100	(1)
UBS AG Stamford	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.530	10/15/2017	400	(3)
UBS AG Stamford	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.610	09/15/2018	200	(2)
Bank of America NA	UK Retail Prices Index All Items NSA	Receive	3.430	06/15/2030	£ 600	94
Bank of America NA	UK Retail Prices Index All Items NSA	Receive	3.350	08/15/2030	600	84
BNP Paribas SA	UK Retail Prices Index All Items NSA	Receive	3.400	06/15/2030	300	43
BNP Paribas SA	UK Retail Prices Index All Items NSA	Receive	3.300	12/15/2030	200	20
Credit Suisse International	UK Retail Prices Index All Items NSA	Receive	3.550	11/15/2044	100	55
Deutsche Bank AG	UK Retail Prices Index All Items NSA[m]	Receive	3.100	06/15/2031	200	6
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Receive	3.330	08/15/2030	900	112
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	1.000	05/15/2046	250	(43)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	1.000	06/15/2046	100	(13)
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Receive	3.320	05/15/2030	300	39
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.750	12/21/2026	$ 1,500	(16)
Bank of America NA	US Consumer Price Index Urban Consumers NSA	Pay	1.730	08/26/2025	300	(4)
Bank of America NA	US Consumer Price Index Urban Consumers NSA	Pay	1.720	04/15/2017	1,200	3
Bank of America NA	US Consumer Price Index Urban Consumers NSA	Pay	1.000	05/23/2018	2,900	(5)
Bank of America NA	US Consumer Price Index Urban Consumers NSA	Pay	1.000	06/07/2018	100	—
Bank of America NA	US Consumer Price Index Urban Consumers NSA[m]	Pay	1.000	06/30/2021	500	2
Barclays Bank plc	US Consumer Price Index Urban Consumers NSA	Pay	2.090	10/11/2017	2,800	(113)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Pay	2.250	07/15/2017	5,600	(333)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Pay	2.173	11/01/2018	900	(46)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Pay	1.730	03/04/2019	175	(3)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Pay	2.420	02/12/2017	1,400	(73)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Pay	2.210	10/11/2018	1,700	(90)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Pay	1.000	07/26/2021	200	—
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	1.730	07/26/2021	200	—
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA[m]	Receive	1.810	07/19/2026	400	3
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA[m]	Receive	1.000	07/20/2026	200	1
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Pay	1.930	10/31/2016	6,500	(172)
Interest Rate Swaps						$(466)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
TOTAL RETURN SWAPS ON INDICES
Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	$ 618	6	$ (1)
Citibank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	620	6	—
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	811	1	(15)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	570	5	1
Bank of America NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	52	—	(1)
BNP Paribas SA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	1,647	7	(46)
Citibank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	10,972	121	(303)
Credit Suisse International	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	3,074	18	(86)
Goldman Sachs Bank USA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	11,199	48	(315)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	4,617	14	(150)
Morgan Stanley Capital Services LLC	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	46,225	242	(1,285)
Société Générale Paris	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2016	2,647	15	(74)
8

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
TOTAL RETURN SWAPS ON INDICES—Continued
Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	JP Morgan FNJ Commodity Index	08/15/2016	$ 3,984	39	$ 23
BNP Paribas SA	U.S. Treasury Bills	Pay	S&P GSC Industrial Metals Excess Return Index	08/15/2016	22	—	—
Goldman Sachs Bank USA	U.S. Treasury Bills	Pay	S&P GSC Industrial Metals Excess Return Index	08/15/2016	72	72	—
Total Return Swaps on Indices							$(2,252)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
TOTAL RETURN SWAPS ON COMMODITIES
Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	$ 5.850	12/31/2017	1,200	$ (2)
Goldman Sachs International	Calendar Swap on Singapore Exchange Iron Ore Fourth Quarter	Receive	35.500	12/31/2016	900	11
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.800	12/31/2017	1,200	(1)
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.780	12/31/2017	1,200	(1)
Société Générale Paris	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	4.580	12/31/2016	6,000	(5)
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	1,365.100	07/05/2017	100	—
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.060	04/16/2020	250,000	3
Goldman Sachs International	London Metal Exchange Platinum Fixing USD[m]	Receive	1,106.500	07/05/2017	100	5
Goldman Sachs International	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Pay	0.040	09/07/2016	38,000	—
Goldman Sachs International	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Pay	0.050	10/05/2016	19,000	—
Goldman Sachs International	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil[m]	Pay	0.050	12/07/2016	24,000	—
BNP Paribas SA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	6.400	09/30/2016	2,000	3
BNP Paribas SA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil		6.400	12/31/2016	1,500	(3)
JP Morgan Chase Bank NA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	7.690	09/30/2016	10,000	(30)
JP Morgan Chase Bank NA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil		6.500	12/31/2016	500	(1)
Total Return Swaps on Commodities						$(21)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
VARIANCE SWAPS ON COMMODITIES
Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.080%	03/24/2020	$ 179	$ 5
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.080	04/22/2020	531	16
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.090	04/27/2020	341	12
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.090	04/28/2020	169	6
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.070	07/29/2020	377	11
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.110	04/29/2020	152	9
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.110	05/07/2020	150	9
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.090	07/24/2020	167	6
Variance Swaps on Commodities						$74
9

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	Volkswagen International Finance 5.380% due 05/22/2018	Sell	1.000%	12/20/2016	0.380%	$—	$—	€ 20	$ —
Morgan Stanley Capital Services LLC	Canadian Natural Resources Ltd. 5.700% due 05/15/2017	Buy	1.000	03/20/2018	1.038	—	5	$ 100	(5)
Deutsche Bank AG	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2021	0.000	(8)	(8)	100	—
JP Morgan Chase Bank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2021	0.000	(6)	(6)	100	—
Deutsche Bank AG	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2021	0.000	(5)	(6)	200	1
Credit Default Swaps									$ (4)
Total Swaps									$(3,580)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 6,788	$—	$ 6,788
Collateralized Mortgage Obligations	—	922	—	922
Corporate Bonds & Notes	—	12,509	—	12,509
Foreign Government Obligations	—	8,037	—	8,037
Mortgage Pass-Through	—	2,447	—	2,447
U.S. Government Obligations	—	67,124	—	67,124
Short-Term Investments
Repurchase Agreements	—	20,379	—	20,379
Total Investments in Securities	$ —	$118,206	$—	$118,206
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 130	$—	$ 130
Futures Contracts	534	—	—	534
Purchased Options	1	260	—	261
Swap Agreements	—	871	—	871
Total Financial Derivative Instruments - Assets	$ 535	$ 1,261	$—	$ 1,796
Liability Category
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (972)	$—	$ (972)
Futures Contracts	(439)	—	—	(439)
Swap Agreements	—	(4,451)	—	(4,451)
Written Options	(9)	(189)	—	(198)
Total Financial Derivative Instruments-Liabilities	$(448)	$ (5,612)	$—	$ (6,060)
Total Investments	$ 87	$113,855	$—	$113,942
There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
10

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$ 481	$(2,587)
Credit Contracts	1	(73)
Foreign Exchange Contracts	130	(984)
Interest Rate Contracts	1,184	(2,416)
Total	$1,796	$(6,060)
11

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2016.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2016, the aggregate value of these securities was $2,737,000 or 4% of net assets.
3	Variable rate security, the stated rate represents the rate in effect at July 31, 2016.
4	CLO after the name of a security stands for Collateralized Loan Obligation.
5	MTN after the name of a security stands for Medium Term Note.
6	Perpetuity bond, the maturity date represents the next callable date.
7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
8	Zero coupon bond.
9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2016. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
10	At July 31, 2016, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $1,072,000 or 1% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.
j	Amount represents Index Value.
m	Security has been deemed illiquid at July 31, 2016.
v	Amount represents the initial strike value or variance of the price of the underlying commodity or index.
R$	Brazilian Real
£	British Pound
CAD$	Canadian Dollar
DKK$	Denmark Krone
€	Euro
¥	Japanese Yen
MEX$	Mexican Peso
NZD$	New Zealand Dollar
The accompanying notes are an integral part of the Portfolio of Investments.
12

Harbor Strategic Markets Funds
Notes to Portfolio of Investments— July 31, 2016 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolio covered by this report includes: the Harbor Commodity Real Return Strategy Fund (referred to as the “Fund”).  Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Fund.
The Fund may offer up to two classes of shares, designated as Institutional Class and Administrative Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
The Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by the Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by the Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
13

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or the Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, the Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
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Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of the Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Fund’s own assumptions.
Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of the Fund’s Portfolio of Investments schedule.
The Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, the Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
Mortgage-Related and Other Asset-Backed Securities
Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, the Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
U.S. Government Securities
During the period, the Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each
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Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Forward Commitments and When-Issued Securities
During the period, the Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of the Fund’s other assets. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. The Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. The Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.
The Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions. When the Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.
Repurchase Agreements
In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, the Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to the Fund’s purchase of securities such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The
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Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
securities are regularly monitored to ensure that the collateral is adequate. The Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Sale-Buybacks
A “sale-buyback” financing transaction consists of a sale of a portfolio security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, the Fund entered into such financing transactions referred to as sale-buybacks.
The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the statement of assets and liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the statement of operations.  Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the statement of operations. To cover its obligations under sale-buyback transactions, the Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Sale-buyback transactions involve the risk that the fair value of the securities sold by the Fund may decline below the repurchase price of the securities and, if the proceeds from the sale-buyback transaction are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.
The average amount of borrowings outstanding during the period ended July 31, 2016 was $43,117,000 at a weighted average interest rate of 0.555% for the Fund.
Short Sales
During the period, the Fund engaged in short-selling, which obligates the Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, subject to pre-arranged exposure levels, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, the Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
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Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by the Fund as unrealized gains or losses. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, the Fund purchased and wrote (sold) option contracts to manage its exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase the Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease the Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.
When the Fund purchases an option, it pays a premium. If a purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by the Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by the Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. The Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
When the Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.
The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
Options on exchange-traded futures contracts are an option contract in which the underlying instrument is a single futures contract. The Fund may write or purchase options on exchange-traded futures contracts in which The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by the Fund as unrealized gains or losses. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
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Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.
The Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to the Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, the Fund used interest rate swap agreements to manage its exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the year, the Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; the Fund used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2016 for the Fund was $422,000.
Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, the Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.
Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
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Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, the Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.
When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, the Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, the Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, the Fund used forward currency contracts to manage its exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.
The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, the Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, the Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Master Netting Arrangements
As described in further detail below, the Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master
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Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Netting Arrangements are specific to the unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.
For the period ended July 31, 2016, the Fund entered into the following Master Netting Arrangements:
Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties.
Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern OTC market traded financial derivative transactions entered into by the Fund and select counterparties.
Basis for Consolidation
Harbor Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, the Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As such, the Fund has consolidated its investment in the Subsidiary into its financial statements and eliminated all intercompany accounts and transactions. As of July 31, 2016, the Subsidiary represented approximately $24,864,000 or approximately 18% of the total assets of the Fund.
Treatment of Income from Offshore Subsidiary
Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. The Fund seeks to gain exposure to commodity markets indirectly by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund’s taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect the Fund.
New Accounting Pronouncement
The Fund has adopted Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which requires expanded disclosures related to financial assets pledged in secured financing transactions, such as sale-buyback transactions, and the related contractual maturity terms of these secured transactions. The adoption of ASU 2014-11 had no impact on the Fund’s net assets or results of operations.
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Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

NOTE 5—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by the Fund and its respective gross unrealized appreciation and depreciation at July 31, 2016 is as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Commodity Real Return Strategy Fund (Consolidated)*	$117,137	$1,822	$(753)	$1,069

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
22

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.SM.0716

Quarterly Schedule of
Portfolio Holdings
July 31, 2016
Fixed Income  Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX	HNCVX
Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX	HNHYX
Harbor Bond Fund	HABDX	HRBDX	–	–
Harbor Real Return Fund	HARRX	HRRRX	–	–
Harbor Money Market Fund	HARXX	HRMXX	–	–

Harbor Convertible Securities Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 1.5%)
CONVERTIBLE BONDS—98.5%
Principal Amount		Value
AIR FREIGHT & LOGISTICS—0.6%
	Echo Global Logistics Inc.
$2,069	2.500%—05/01/2020	$ 2,047
AUTOMOBILES—1.4%
	Tesla Motors Inc.
952	0.250%—03/01/2019	881
4,290	1.250%—03/01/2021	3,789
		4,670
BIOTECHNOLOGY—3.8%
	BioMarin Pharmaceutical Inc.
3,426	0.750%—10/15/2018	4,373
2,483	1.500%—10/15/2020	3,296
		7,669
	Cepheid Inc.
5,663	1.250%—02/01/2021	5,217
		12,886
CONVERTIBLE BONDS—Continued
Principal Amount		Value
CAPITAL MARKETS—2.3%
	Ares Capital Corp.
$7,424	4.375%—01/15/2019	$ 7,767
COMMUNICATIONS EQUIPMENT—3.3%
	Brocade Communications Systems Inc.
2,630	1.375%—01/01/2020	2,602
	InterDigital Inc.
6,357	1.500%—03/01/2020	6,858
	Palo Alto Networks Inc.
1,135	0.000%—07/01/2019[1]	1,514
		10,974
CONSTRUCTION & ENGINEERING—1.3%
	Dycom Industries Inc.
2,820	0.750%—09/15/2021[2]	3,333
	Tutor Perini Corp.
830	2.875%—06/15/2021[2]	913
		4,246
ENERGY EQUIPMENT & SERVICES—0.5%
	Weatherford International Ltd.
1,403	5.875%—07/01/2021	1,562
HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
	Hologic Inc.
2,051	0.000%—12/15/2043[3]	2,531
2,506	2.000%—03/01/2042[3]	3,411
		5,942
	Integra LifeSciences Holdings Corp.
2,919	1.625%—12/15/2016	4,687
	Wright Medical Group Inc.
4,956	2.000%—02/15/2020	5,033
	Wright Medical Group NV
515	2.250%—11/15/2021[2]	627
		16,289
HEALTH CARE PROVIDERS & SERVICES—6.0%
	Brookdale Senior Living Inc.
5,305	2.750%—06/15/2018	5,341
	Jazz Investments I Ltd.
4,860	1.875%—08/15/2021	5,334
	Molina Healthcare Inc.
3,742	1.625%—08/15/2044	4,373
	NuVasive Inc.
4,250	2.250%—03/15/2021[2]	5,212
		20,260
HEALTH CARE TECHNOLOGY—4.3%
	Allscripts Healthcare Solutions Inc.
5,656	1.250%—07/01/2020	5,995
	Medidata Solutions Inc.
6,514	1.000%—08/01/2018	7,626
	QIAGEN NV
800	0.375%—03/19/2019	838
		14,459
HOUSEHOLD DURABLES—3.9%
	CalAtlantic Group Inc.
4,996	0.250%—06/01/2019	4,712
1,287	1.625%—05/15/2018	1,634
		6,346

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
HOUSEHOLD DURABLES—Continued
	Toll Brothers Finance Corp.
$6,913	0.500%—09/15/2032	$ 6,753
		13,099
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.6%
	NRG Yield Inc.
1,883	3.500%—02/01/2019[2]	1,895
INDUSTRIAL CONGLOMERATES—1.1%
	Siemens Financieringsmaatschappij NV
3,250	1.650%—08/16/2019	3,642
INTERNET & CATALOG RETAIL—7.0%
	Ctrip.com International Ltd.
4,682	1.000%—07/01/2020	5,097
1,658	1.990%—07/01/2025	1,878
		6,975
	Priceline Group Inc.
1,954	0.350%—06/15/2020	2,379
5,275	0.900%—09/15/2021	5,469
		7,848
	Shutterfly Inc.
3,795	0.250%—05/15/2018	3,971
	Vipshop Holdings Ltd.
4,603	1.500%—03/15/2019	4,793
		23,587
INTERNET SOFTWARE & SERVICES—7.5%
	Akamai Technologies Inc.
7,236	0.000%—02/15/2019[1]	7,055
	Envestnet Inc.
1,958	1.750%—12/15/2019	1,847
	Twitter Inc.
7,759	1.000%—09/15/2021	7,007
	Web.com Group Inc.
5,435	1.000%—08/15/2018	5,126
	WebMD Health Corp.
1,690	2.625%—06/15/2023[2]	1,715
	Yahoo! Inc.
2,492	0.000%—12/01/2018[1]	2,491
		25,241
IT SERVICES—5.9%
	Blackhawk Network Holdings Inc.
3,350	1.500%—01/15/2022[2]	3,434
	Cardtronics Inc.
5,100	1.000%—12/01/2020	5,457
	Euronet Worldwide Inc.
1,385	1.500%—10/01/2044	1,701
	Red Hat Inc.
2,588	0.250%—10/01/2019	3,188
	Verint Systems Inc.
6,424	1.500%—06/01/2021	6,062
		19,842
LIFE SCIENCES TOOLS & SERVICES—1.7%
	Illumina Inc.
3,439	0.000%—06/15/2019[1]	3,516
2,018	0.500%—06/15/2021	2,139
		5,655
CONVERTIBLE BONDS—Continued
Principal Amount		Value
MACHINERY—0.9%
	Chart Industries Inc.
$2,376	2.000%—08/01/2018	$ 2,314
	Meritor Inc.
730	7.875%—03/01/2026	866
		3,180
MEDIA—2.1%
	Liberty Media Corp.
1,655	1.375%—10/15/2023	1,765
	Live Nation Entertainment Inc.
5,103	2.500%—05/15/2019	5,444
		7,209
METALS & MINING—2.3%
	Royal Gold Inc.
2,971	2.875%—06/15/2019	3,400
	RTI International Metals Inc.
3,805	1.625%—10/15/2019	4,219
		7,619
OIL, GAS & CONSUMABLE FUELS—0.9%
	Total SA MTN[4]
1,400	0.500%—12/02/2022	1,433
	Whiting Petroleum Corp.
2,135	1.250%—04/01/2020	1,664
		3,097
PHARMACEUTICALS—2.6%
	Impax Laboratories Inc.
6,940	2.000%—06/15/2022	6,407
	Teva Pharmaceutical Finance Co. LLC
1,854	0.250%—02/01/2026	2,468
		8,875
PROFESSIONAL SERVICES—1.4%
	Huron Consulting Group Inc.
4,613	1.250%—10/01/2019	4,740
REAL ESTATE INVESTMENT TRUSTS (REITs)—8.6%
	Colony Starwood Homes
2,435	3.000%—07/01/2019	2,825
	Empire State Realty OP LP
1,600	2.625%—08/15/2019[2]	1,869
	Extra Space Storage LP
5,820	3.125%—10/01/2035[2]	6,417
	National Health Investors Inc.
3,889	3.250%—04/01/2021	4,460
	Spirit Realty Capital Inc.
4,690	2.875%—05/15/2019	5,267
	Starwood Property Trust Inc.
7,673	4.550%—03/01/2018	8,215
		29,053
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.3%
	Integrated Device Technology Inc.
2,593	0.875%—11/15/2022[2]	2,625
	Intel Corp.
3,925	2.950%—12/15/2035	5,164
	Lam Research Corp.
2,840	1.250%—05/15/2018	4,345
	Microchip Technology Inc.
4,077	1.625%—02/15/2025	4,880

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
	NXP Semiconductors NV
$5,115	1.000%—12/01/2019	$ 5,710
	ON Semiconductor Corp.
5,475	1.000%—12/01/2020	5,167
	STMicroelectronics NV
3,600	0.000%—07/03/2019[1]	3,513
		31,404
SOFTWARE—10.1%
	Citrix Systems Inc.
5,067	0.500%—04/15/2019	5,963
	FireEye Inc.
3,206	1.625%—06/01/2035	2,944
	Nuance Communications Inc.
2,900	1.000%—12/15/2035[2]	2,619
	Proofpoint Inc.
6,760	0.750%—06/15/2020	7,981
	Salesforce.com Inc.
2,670	0.250%—04/01/2018	3,516
	ServiceNow Inc.
2,962	0.000%—11/01/2018[1]	3,508
	Synchronoss Technologies Inc.
2,650	0.750%—08/15/2019	2,761
	Workday Inc.
3,879	0.750%—07/15/2018	4,594
		33,886
CONVERTIBLE BONDS—Continued
Principal Amount		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
	Electronics For Imaging Inc.
$6,801	0.750%—09/01/2019	$ 7,324
TRANSPORTATION INFRASTRUCTURE—2.1%
	Macquarie Infrastructure Corp.
5,980	2.875%—07/15/2019	6,948
TOTAL CONVERTIBLE BONDS
(Cost $318,714)		331,456

SHORT-TERM INVESTMENTS—1.4%
(Cost $4,734)
REPURCHASE AGREEMENTS
4,734	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $4,830)	4,734
TOTAL INVESTMENTS—99.9%
(Cost $323,448)		336,190
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		376
TOTAL NET ASSETS—100.0%		$336,566

FAIR VALUE MEASUREMENTS
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Zero coupon bond.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2016, the aggregate value of these securities was $30,659,000 or 9% of net assets.
3	Step coupon security, the stated rate represents the rate in effect at July 31, 2016.
4	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 4.6%)
BANK LOAN OBLIGATIONS—3.3%
Principal Amount		Value
CHEMICALS—0.6%
	Solenis International LP
	Second-Lien Term Loan
$5,000	7.750%—07/31/2022[1]	$ 4,798
	Tronox Pigments Holland BV
	Term Loan
5,479	4.500%—03/19/2020[1]	5,390
		10,188
COMMERCIAL SERVICES & SUPPLIES—0.7%
	Advanced Disposal Services Inc.
	Term Loan B2
3,000	3.750%—10/09/2019[1]	3,002
	Brand Energy & Infrastructure Services Inc.
	Term Loan
6,094	4.750%—11/26/2020[1]	6,037
	Granite Acquisition Inc.
	Term Loan B
3,815	5.000%—12/17/2021[1]	3,743
	Term Loan C
170	5.000%—12/17/2021[1]	167
		3,910
		12,949
CONTAINERS & PACKAGING—0.2%
	Mauser U.S. Holdings Inc.
	Second-Lien Term Loan
4,675	8.750%—07/31/2022[m,1]	4,568
FOOD & STAPLES RETAILING—0.0%
	BJ's Wholesale Club Inc.
	Second-Lien Term Loan
791	8.500%—03/31/2020[1]	792
HOTELS, RESTAURANTS & LEISURE—0.2%
	Amaya Holdings BV
	First-Lien Term Loan B
2,721	5.000%—08/01/2021[1]	2,698
	Second-Lien Term Loan B
1,307	8.000%—08/01/2022[1]	1,302
		4,000
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.2%
	Dynegy Inc.
	Term Loan C
3,165	5.000%—06/27/2023[1]	3,172
MEDIA—0.8%
	William Morris Endeavor Entertainment LLC
	Term Loan B
15,464	5.250%—05/06/2021[1]	15,493
METALS & MINING—0.1%
	Zekelman Industries Inc.
	Term Loan
1,540	6.000%—06/14/2021[1]	1,552

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
PHARMACEUTICALS—0.3%
	Concordia International Corp.
	Term Loan
$5,407	5.250%—10/21/2021[1]	$ 5,307
SPECIALTY RETAIL—0.2%
	Ascena Retail Group Inc.
	Term Loan B
3,242	5.250%—08/21/2022[1]	3,163
TOTAL BANK LOAN OBLIGATIONS
(Cost $60,380)		61,184

CORPORATE BONDS & NOTES—92.1%
AEROSPACE & DEFENSE—2.3%
	Bombardier Inc.
3,500	6.000%—10/15/2022[2]	3,106
5,850	6.125%—01/15/2023[2]	5,109
		8,215
	DigitalGlobe Inc.
5,000	5.250%—02/01/2021[2]	4,862
	KLX Inc.
225	5.875%—12/01/2022[2]	229
	Kratos Defense & Security Solutions Inc.
2,509	7.000%—05/15/2019[m]	2,145
	Moog Inc.
10,000	5.250%—12/01/2022[2]	10,350
	Orbital ATK Inc.
4,200	5.500%—10/01/2023	4,473
	TransDigm Inc.
1,000	6.375%—06/15/2026[2]	1,033
11,500	6.500%—07/15/2024-05/15/2025	12,020
		13,053
		43,327
AIR FREIGHT & LOGISTICS—0.3%
	XPO Logistics Inc.
6,250	6.500%—06/15/2022[2]	6,219
AUTO COMPONENTS—1.4%
	American Axle & Manufacturing Inc.
5,000	6.625%—10/15/2022	5,313
	American Tire Distributors Inc.
7,650	10.250%—03/01/2022[2]	7,067
	Dana Financing Luxembourg SARL
5,900	6.500%—06/01/2026[2]	6,062
	ZF North America Capital Inc.
6,450	4.750%—04/29/2025[2]	6,764
		25,206
BANKS—0.4%
	CIT Group Inc.
750	5.000%—08/15/2022	791
6,250	5.500%—02/15/2019[2]	6,641
		7,432
BUILDING PRODUCTS—3.3%
	Griffon Corp.
15,325	5.250%—03/01/2022	15,402
	HD Supply Inc.
8,000	5.750%—04/15/2024[2]	8,539
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BUILDING PRODUCTS—Continued
	Masonite International Corp.
$3,000	5.625%—03/15/2023[2]	$ 3,176
	Nortek Inc.
6,575	8.500%—04/15/2021	6,905
	RSI Home Products Inc.
6,500	6.500%—03/15/2023[2]	6,841
	Standard Industries Inc.
10,500	5.500%—02/15/2023[2]	10,999
	Summit Materials LLC
9,000	6.125%—07/15/2023	9,113
		60,975
CAPITAL MARKETS—0.2%
	Neuberger Berman Group LLC
4,000	5.875%—03/15/2022[2]	4,150
CHEMICALS—2.0%
	A Schulman Inc.
5,000	6.875%—06/01/2023[2]	5,100
	Huntsman International LLC
5,000	4.875%—11/15/2020	5,100
	INEOS Group Holdings SA
3,000	5.625%—08/01/2024[2]	2,970
	NOVA Chemicals Corp.
6,000	5.250%—08/01/2023[2]	6,210
	PQ Corp.
4,500	6.750%—11/15/2022[2]	4,745
	Trinseo Materials Operation SCA
1,500	6.750%—05/01/2022[2]	1,571
	Tronox Finance LLC
3,825	7.500%—03/15/2022[2]	3,055
	Univar USA Inc.
7,250	6.750%—07/15/2023[2]	7,486
		36,237
COMMERCIAL SERVICES & SUPPLIES—3.0%
	Advanced Disposal Services Inc.
1,361	8.250%—10/01/2020	1,415
	Brand Energy & Infrastructure Services Inc.
5,000	8.500%—12/01/2021[m,2]	5,000
	Casella Waste Systems Inc.
4,924	7.750%—02/15/2019[m]	5,026
	Clean Harbors Inc.
11,500	5.125%—06/01/2021	11,773
	Covanta Holding Corp.
2,525	5.875%—03/01/2024	2,512
6,900	6.375%—10/01/2022	7,159
1,000	7.250%—12/01/2020	1,037
		10,708
	Garda World Security Corp.
5,000	7.250%—11/15/2021[m,2]	4,325
	NuStar Logistics LP
2,000	6.750%—02/01/2021[m]	2,095
	RR Donnelley & Sons Co.
5,000	6.000%—04/01/2024	4,725
	West Corp.
11,000	5.375%—07/15/2022[2]	10,326
		55,393

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—0.9%
	Hughes Satellite Systems Corp.
$1,500	6.625%—08/01/2026[2]	$ 1,493
14,000	7.625%—06/15/2021	15,032
		16,525
CONSTRUCTION & ENGINEERING—0.3%
	AECOM
5,000	5.750%—10/15/2022	5,287
1,000	5.875%—10/15/2024	1,078
		6,365
CONSUMER FINANCE—0.3%
	Ally Financial Inc.
3,000	3.250%—11/05/2018	3,041
	Navient Corp.
2,500	6.625%—07/26/2021	2,536
		5,577
CONTAINERS & PACKAGING—4.1%
	Ardagh Packaging Finance plc
3,000	4.625%—05/15/2023[2]	3,034
9,774	6.250%—01/31/2019[2]	10,043
6,000	7.250%—05/15/2024[2]	6,360
		19,437
	Berry Plastics Corp.
8,250	5.125%—07/15/2023	8,570
4,000	5.500%—05/15/2022	4,205
		12,775
	Reynolds Group Issuer Inc.
21,000	5.750%—10/15/2020	21,735
7,000	7.000%—07/15/2024[2]	7,411
		29,146
	Signode Industrial Group Lux SA
13,500	6.375%—05/01/2022[2]	13,475
	Silgan Holdings Inc.
1,500	5.500%—02/01/2022	1,552
		76,385
DISTRIBUTORS—0.1%
	LKQ Corp.
2,000	4.750%—05/15/2023	2,015
DIVERSIFIED TELECOMMUNICATION SERVICES—4.4%
	Altice Financing SA
3,000	6.625%—02/15/2023[2]	3,017
2,100	7.500%—05/15/2026[2]	2,126
		5,143
	Altice Luxembourg SA
1,900	7.625%—02/15/2025[2]	1,876
3,000	7.750%—05/15/2022[2]	3,055
		4,931
	Altice US Finance I Corp.
3,300	5.500%—05/15/2026[2]	3,424
	CenturyLink Inc.
3,700	5.625%—04/01/2020	3,927
2,150	5.800%—03/15/2022	2,206
1,675	7.500%—04/01/2024	1,792
		7,925
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Frontier Communications Corp.
$7,000	7.125%—03/15/2019-01/15/2023	$ 6,812
3,000	10.500%—09/15/2022	3,244
		10,056
	GCI Inc.
7,000	6.750%—06/01/2021	7,245
2,460	6.875%—04/15/2025	2,565
		9,810
	Inmarsat Finance plc
18,000	4.875%—05/15/2022[2]	16,826
	Level 3 Communications Inc.
1,800	5.750%—12/01/2022	1,886
	Level 3 Financing Inc.
825	5.125%—05/01/2023	853
5,250	5.375%—01/15/2024	5,519
1,100	6.125%—01/15/2021	1,148
		7,520
	Zayo Group LLC
12,000	6.000%—04/01/2023	12,540
1,700	6.375%—05/15/2025	1,785
		14,325
		81,846
ELECTRICAL EQUIPMENT—0.1%
	Sensata Technologies BV
1,500	5.000%—10/01/2025[2]	1,545
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
	Anixter Inc.
9,000	5.125%—10/01/2021	9,540
750	5.500%—03/01/2023	790
		10,330
	Belden Inc.
5,000	5.500%—09/01/2022[2]	5,200
	CDW LLC
4,250	6.000%—08/15/2022	4,553
		20,083
ENERGY EQUIPMENT & SERVICES—1.2%
	Archrock Partners LP
3,000	6.000%—04/01/2021-10/01/2022[m]	2,738
	Hornbeck Offshore Services Inc.
4,000	5.000%—03/01/2021	2,530
1,700	5.875%—04/01/2020	1,126
		3,656
	Precision Drilling Corp.
2,350	6.625%—11/15/2020	2,185
	SESI LLC
1,750	6.375%—05/01/2019	1,697
700	7.125%—12/15/2021	683
		2,380
	Unit Corp.
5,440	6.625%—05/15/2021[m]	4,243
	Weatherford International Ltd.
7,450	7.750%—06/15/2021	7,066
1,000	8.250%—06/15/2023	935
		8,001
		23,203

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD & STAPLES RETAILING—1.1%
	Albertsons Cos. LLC
$2,000	6.625%—06/15/2024[2]	$ 2,130
	NBTY Inc.
8,500	7.625%—05/15/2021[2]	8,691
	Rite Aid Corp.
4,650	6.125%—04/01/2023[2]	4,952
	US Foods Inc.
4,700	5.875%—06/15/2024[2]	4,935
		20,708
FOOD PRODUCTS—1.6%
	Darling Ingredients Inc.
3,210	5.375%—01/15/2022	3,338
	Dole Food Co. Inc.
7,000	7.250%—05/01/2019[2]	7,070
	Pinnacle Foods Finance LLC
1,450	5.875%—01/15/2024[2]	1,548
	Post Holdings Inc.
5,000	5.000%—08/15/2026[2]	4,997
12,500	6.000%—12/15/2022[2]	13,234
		18,231
		30,187
GAS UTILITIES—1.1%
	Amerigas Partners LP
1,400	5.625%—05/20/2024	1,451
3,000	5.875%—08/20/2026	3,146
		4,597
	Ferrellgas LP
4,350	6.500%—05/01/2021	3,980
6,000	6.750%—06/15/2023	5,295
		9,275
	Suburban Propane Partners LP
6,542	7.375%—08/01/2021	6,808
		20,680
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
	Alere Inc.
5,500	6.375%—07/01/2023[2]	5,534
	Capsugel SA
8,500	7.000%—05/15/2019[2]	8,606
	Hologic Inc.
4,650	5.250%—07/15/2022[2]	4,947
	JLL/Delta Dutch Pledgeco BV
5,500	8.750%—05/01/2020[2]	5,610
		24,697
HEALTH CARE PROVIDERS & SERVICES—5.6%
	Acadia Healthcare Co. Inc.
1,000	5.125%—07/01/2022	990
1,750	5.625%—02/15/2023	1,746
6,000	6.500%—03/01/2024	6,214
		8,950
	Air Medical Merger Sub Corp.
5,000	6.375%—05/15/2023[2]	4,850
	Centene Corp.
7,000	5.625%—02/15/2021	7,411
	DaVita HealthCare Partners Inc.
7,000	5.000%—05/01/2025	7,096
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
$825	5.125%—07/15/2024	$ 853
3,300	5.750%—08/15/2022	3,498
		11,447
	Envision Healthcare Corp.
7,650	5.125%—07/01/2022[2]	7,822
	HCA Holdings Inc.
2,500	6.250%—02/15/2021	2,716
	HCA Inc.
3,700	4.750%—05/01/2023	3,866
10,450	5.875%—05/01/2023-02/15/2026	11,208
		15,074
	MEDNAX Inc.
5,000	5.250%—12/01/2023[2]	5,225
	Molina Healthcare Inc.
5,000	5.375%—11/15/2022[2]	5,125
	MPH Acquisition Holdings LLC
15,950	7.125%—06/01/2024[2]	17,067
	RegionalCare Hospital Partners Holdings Inc.
2,000	8.250%—05/01/2023[2]	2,085
	Sterigenics-Nordion Holdings LLC
1,903	6.500%—05/15/2023[2]	1,974
	Surgical Care Affiliates Inc.
5,000	6.000%—04/01/2023[2]	5,225
	Team Health Inc.
6,500	7.250%—12/15/2023[2]	7,101
	Tenet Healthcare Corp.
1,350	4.153%—06/15/2020[1]	1,347
		103,419
HOTELS, RESTAURANTS & LEISURE—2.8%
	Boyd Gaming Corp.
3,100	6.375%—04/01/2026[2]	3,321
	Burger King Worldwide Inc.
10,000	6.000%—04/01/2022[2]	10,513
	Churchill Downs Inc.
3,750	5.375%—12/15/2021[2]	3,862
	ESH Hospitality Inc.
13,750	5.250%—05/01/2025[2]	13,784
	MGM Growth Properties Operating Partnership LP
3,000	5.625%—05/01/2024[2]	3,221
	Pinnacle Entertainment Inc.
1,750	5.625%—05/01/2024[2]	1,790
	Scientific Games International Inc.
2,150	6.250%—09/01/2020[m]	1,473
2,500	6.625%—05/15/2021[m]	1,700
		3,173
	Station Casinos LLC
3,450	7.500%—03/01/2021	3,654
	Viking Cruises Ltd.
9,250	8.500%—10/15/2022[2]	8,209
		51,527
HOUSEHOLD DURABLES—1.0%
	Energizer Holdings Inc.
10,500	5.500%—06/15/2025[2]	10,749
	Shea Homes LP
6,000	5.875%—04/01/2023[2]	6,120
	TRI Pointe Group Inc.
1,400	4.875%—07/01/2021	1,428
		18,297

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOUSEHOLD PRODUCTS—1.0%
	First Quality Finance Co. Inc.
$12,000	4.625%—05/15/2021[m,2]	$ 11,835
	Prestige Brands Inc.
3,650	5.375%—12/15/2021[2]	3,746
2,850	6.375%—03/01/2024[2]	3,021
		6,767
		18,602
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—4.5%
	AES Corp.
5,000	5.500%—04/15/2025	5,144
3,000	6.000%—05/15/2026	3,165
		8,309
	Calpine Corp.
4,800	5.250%—06/01/2026[2]	4,884
3,000	5.375%—01/15/2023	3,007
7,600	5.500%—02/01/2024	7,619
8,200	5.750%—01/15/2025	8,221
		23,731
	Dynegy Inc.
5,950	6.750%—11/01/2019	6,091
3,750	7.375%—11/01/2022	3,703
		9,794
	NRG Energy Inc.
18,350	6.250%—05/01/2024	18,212
6,675	6.625%—01/15/2027[2]	6,608
		24,820
	Talen Energy Supply LLC
12,000	4.625%—07/15/2019[2]	11,430
5,750	6.500%—06/01/2025	5,089
		16,519
		83,173
INDUSTRIAL CONGLOMERATES—0.3%
	Gardner Denver Inc.
5,000	6.875%—08/15/2021[2]	4,662
INTERNET SOFTWARE & SERVICES—0.4%
	Equinix Inc.
1,390	5.750%—01/01/2025	1,484
5,410	5.875%—01/15/2026	5,843
		7,327
IT SERVICES—1.2%
	Alliance Data Systems Corp.
3,200	5.375%—08/01/2022[2]	3,152
11,400	6.375%—04/01/2020[2]	11,699
		14,851
	WEX Inc.
8,005	4.750%—02/01/2023[m,2]	7,885
		22,736
LIFE SCIENCES TOOLS & SERVICES—0.7%
	Jaguar Holding Co. II
10,000	6.375%—08/01/2023[2]	10,633
	Quintiles Transnational Corp.
2,350	4.875%—05/15/2023[2]	2,415
		13,048
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MACHINERY—0.3%
	Terex Corp.
$6,250	6.500%—04/01/2020	$ 6,391
MEDIA—16.6%
	Cable One Inc.
4,825	5.750%—06/15/2022[2]	5,054
	Cablevision Systems Corp.
12,000	5.875%—09/15/2022	11,040
8,000	8.000%—04/15/2020	8,360
		19,400
	CCO Holdings LLC
3,200	5.125%—05/01/2023[2]	3,316
5,250	5.250%—03/15/2021-09/30/2022	5,479
225	5.375%—05/01/2025[2]	235
6,000	5.875%—04/01/2024[2]	6,420
		15,450
	Cengage Learning Inc.
5,750	9.500%—06/15/2024[2]	6,045
	Cequel Communications Holdings I LLC
6,000	5.125%—12/15/2021[2]	6,015
14,000	6.375%—09/15/2020[2]	14,490
		20,505
	Clear Channel Worldwide Holdings Inc.
5,050	7.625%—03/15/2020	5,050
	CSC Holdings LLC
1,000	5.250%—06/01/2024	954
	DISH DBS Corp.
3,800	5.000%—03/15/2023	3,591
5,400	5.875%—11/15/2024	5,231
10,000	7.750%—07/01/2026[2]	10,394
		19,216
	Gray Television Inc.
5,000	7.500%—10/01/2020	5,225
	Lamar Media Corp.
10,000	5.875%—02/01/2022	10,487
	MDC Partners Inc.
8,800	6.500%—05/01/2024[2]	8,558
	Mediacom Broadband LLC
2,800	5.500%—04/15/2021	2,894
4,600	6.375%—04/01/2023	4,830
		7,724
	Mediacom Capital Corp.
7,500	7.250%—02/15/2022	7,903
	Midcontinent Communications & Midcontinent Finance Corp.
5,000	6.875%—08/15/2023[2]	5,250
	Neptune Finco Corp.
2,000	10.875%—10/15/2025[2]	2,345
	Nexstar Broadcasting Inc.
5,000	6.125%—02/15/2022[2]	5,169
6,550	6.875%—11/15/2020	6,877
		12,046
	Nexstar Escrow Corp.
2,700	5.625%—08/01/2024[2]	2,751
	Outfront Media Capital LLC
5,000	5.875%—03/15/2025	5,350
	Quebecor Media Inc.
3,000	5.750%—01/15/2023	3,150

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	SFR Group SA
$11,050	6.000%—05/15/2022[2]	$ 10,843
4,250	7.375%—05/01/2026[2]	4,250
		15,093
	Sinclair Television Group Inc.
10,700	5.375%—04/01/2021	11,168
4,000	6.125%—10/01/2022	4,220
3,300	6.375%—11/01/2021	3,482
		18,870
	Sirius XM Radio Inc.
2,000	4.625%—05/15/2023[2]	2,008
3,000	5.375%—04/15/2025[2]	3,089
4,350	5.875%—10/01/2020[2]	4,513
13,000	6.000%—07/15/2024[2]	13,861
		23,471
	Time Inc.
10,000	5.750%—04/15/2022[2]	9,812
	Townsquare Media Inc.
5,000	6.500%—04/01/2023[2]	5,019
	Tribune Media Co.
11,300	5.875%—07/15/2022	11,583
	Unitymedia Hessen GmbH & Co. KG
225	5.500%—01/15/2023[2]	236
	Univision Communications Inc.
5,000	5.125%—05/15/2023-02/15/2025[2]	5,163
7,325	6.750%—09/15/2022[2]	7,856
		13,019
	UPCB Finance IV Ltd.
12,500	5.375%—01/15/2025[2]	12,657
	UPCB Finance V Ltd.
495	7.250%—11/15/2021[2]	520
	Virgin Media Finance plc
3,000	6.000%—10/15/2024[2]	3,049
2,500	6.375%—04/15/2023[2]	2,581
		5,630
	Virgin Media Secured Finance plc
4,550	5.250%—01/15/2026[2]	4,561
4,860	5.375%—04/15/2021[2]	5,073
3,070	5.500%—08/15/2026[2]	3,097
		12,731
	WideOpenWest Finance LLC
1,800	10.250%—07/15/2019	1,883
	WMG Acquisition Corp.
2,250	5.000%—08/01/2023[2]	2,290
1,890	5.625%—04/15/2022[2]	1,963
5,000	6.750%—04/15/2022[2]	5,275
		9,528
	Ziggo Bond Finance BV
6,000	5.875%—01/15/2025[2]	5,985
		308,500
METALS & MINING—0.7%
	Constellium NV
5,000	5.750%—05/15/2024[2]	4,138
	Teck Resources Ltd.
1,162	4.750%—01/15/2022	1,041
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
METALS & MINING—Continued
	Zekelman Industries Inc.
$7,100	9.875%—06/15/2023[2]	$ 7,473
		12,652
OIL, GAS & CONSUMABLE FUELS—7.5%
	Baytex Energy Corp.
550	5.125%—06/01/2021[m,2]	448
5,700	5.625%—06/01/2024[m,2]	4,532
		4,980
	Crestwood Midstream Partners LP
500	6.000%—12/15/2020	477
	CrownRock Finance Inc.
1,600	7.125%—04/15/2021[2]	1,632
500	7.750%—02/15/2023[2]	525
		2,157
	Denbury Resources Inc.
4,900	5.500%—05/01/2022	3,136
	Energy Transfer Equity LP
200	5.875%—01/15/2024	202
1,000	7.500%—10/15/2020	1,082
		1,284
	Extraction Oil & Gas Holdings LLC
6,200	7.875%—07/15/2021[2]	6,216
	Genesis Energy LP
2,050	5.750%—02/15/2021	2,040
750	6.000%—05/15/2023	750
4,500	6.750%—08/01/2022	4,556
		7,346
	Global Partners LP
1,450	7.000%—06/15/2023[m]	1,236
	Holly Energy Partners LP
650	6.000%—08/01/2024[2]	660
	Jupiter Resources Inc.
3,500	8.500%—10/01/2022[2]	2,643
	Memorial Resource Development Corp.
9,000	5.875%—07/01/2022	9,024
	MPLX LP
4,250	4.875%—06/01/2025[2]	4,255
1,750	5.500%—02/15/2023[2]	1,805
		6,060
	Murphy Oil Corp.
7,500	4.700%—12/01/2022	6,781
	NGL Energy Partners LP
1,750	5.125%—07/15/2019[m]	1,623
4,150	6.875%—10/15/2021[m]	3,761
		5,384
	Oasis Petroleum Inc.
11,850	6.875%—03/15/2022-01/15/2023	10,228
	Range Resources Corp.
1,500	4.875%—05/15/2025	1,433
4,800	5.000%—08/15/2022-03/15/2023	4,422
		5,855
	Rice Energy Inc.
12,000	6.250%—05/01/2022	11,760
	Rose Rock Midstream LP
7,750	5.625%—07/15/2022-11/15/2023	6,967
	RSP Permian Inc.
1,477	6.625%—10/01/2022	1,521

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Sanchez Energy Corp.
$8,850	6.125%—01/15/2023	$ 5,996
2,300	7.750%—06/15/2021	1,771
		7,767
	SM Energy Co.
2,000	6.125%—11/15/2022	1,705
	Sunoco LP
8,000	6.250%—04/15/2021[2]	8,180
	Tesoro Logistics LP
5,000	5.500%—10/15/2019	5,338
2,000	6.250%—10/15/2022	2,090
3,000	6.375%—05/01/2024	3,178
		10,606
	Whiting Petroleum Corp.
3,500	5.000%—03/15/2019	3,080
750	5.750%—03/15/2021	632
750	6.250%—04/01/2023	623
		4,335
	WPX Energy Inc.
1,000	5.250%—09/15/2024	860
2,500	6.000%—01/15/2022	2,275
2,000	7.500%—08/01/2020	1,980
8,350	8.250%—08/01/2023	8,230
		13,345
		139,653
PAPER & FOREST PRODUCTS—1.0%
	Cascades Inc.
8,025	5.500%—07/15/2022[2]	7,945
4,050	5.750%—07/15/2023[2]	4,009
		11,954
	Resolute Forest Products Inc.
7,750	5.875%—05/15/2023[m]	6,452
		18,406
PHARMACEUTICALS—2.5%
	Concordia International Corp.
1,525	7.000%—04/15/2023[m,2]	1,266
	Endo Finance LLC
6,725	5.375%—01/15/2023[2]	5,868
3,000	5.750%—01/15/2022[2]	2,715
2,875	6.000%—07/15/2023-02/01/2025[2]	2,518
750	7.250%—01/15/2022[2]	697
		11,798
	Grifols Worldwide Operations Ltd.
5,000	5.250%—04/01/2022	5,237
	Mallinckrodt International Finance SA
2,000	4.750%—04/15/2023	1,760
5,000	5.500%—04/15/2025[2]	4,638
9,400	5.625%—10/15/2023[2]	9,071
		15,469
	Valeant Pharmaceuticals International Inc.
2,500	5.625%—12/01/2021[2]	2,147
2,650	5.875%—05/15/2023[2]	2,219
4,200	6.125%—04/15/2025[2]	3,497
1,400	6.375%—10/15/2020[2]	1,271
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
$2,250	6.750%—08/15/2018[2]	$ 2,216
1,750	7.500%—07/15/2021[2]	1,636
		12,986
		46,756
PROFESSIONAL SERVICES—0.3%
	CEB Inc.
5,000	5.625%—06/15/2023[2]	5,075
REAL ESTATE INVESTMENT TRUSTS (REITs)—2.7%
	Communications Sales & Leasing Inc.
5,000	8.250%—10/15/2023	5,131
	CyrusOne LP
2,000	6.375%—11/15/2022	2,105
	DuPont Fabros Technology LP
2,000	5.875%—09/15/2021	2,099
	FelCor Lodging LP
5,650	5.625%—03/01/2023	5,820
3,500	6.000%—06/01/2025	3,631
		9,451
	GEO Group Inc.
1,500	5.125%—04/01/2023	1,511
3,650	5.875%—01/15/2022-10/15/2024	3,763
		5,274
	Iron Mountain Inc.
14,275	5.750%—08/15/2024	14,734
1,125	6.000%—10/01/2020[2]	1,190
		15,924
	MPT Operating Partnership LP
2,750	5.250%—08/01/2026	2,898
1,500	6.375%—03/01/2024	1,642
		4,540
	RHP Hotel Properties LP
3,250	5.000%—04/15/2021	3,340
	Sabra Health Care LP
1,800	5.500%—02/01/2021	1,881
		49,745
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
	Realogy Group LLC
5,000	4.875%—06/01/2023[2]	5,100
5,500	5.250%—12/01/2021[2]	5,775
		10,875
ROAD & RAIL—2.2%
	Avis Budget Car Rental LLC
6,375	5.125%—06/01/2022[2]	6,279
6,500	5.250%—03/15/2025[2]	6,151
5,000	5.500%—04/01/2023	4,994
2,500	6.375%—04/01/2024[2]	2,556
		19,980
	Hertz Corp.
6,500	5.875%—10/15/2020	6,727
9,800	6.250%—10/15/2022	10,339
650	6.750%—04/15/2019	663
3,000	7.375%—01/15/2021	3,120
		20,849
		40,829

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
	Micron Technology Inc.
$3,500	5.250%—01/15/2024[2]	$ 3,159
SOFTWARE—0.8%
	First Data Corp.
2,150	5.375%—08/15/2023[2]	2,214
3,750	5.750%—01/15/2024[2]	3,797
		6,011
	Nuance Communications Inc.
4,000	5.375%—08/15/2020[2]	4,100
5,000	6.000%—07/01/2024[2]	5,188
		9,288
		15,299
SPECIALTY RETAIL—1.4%
	Argos Merger Sub Inc.
11,550	7.125%—03/15/2023[2]	12,113
	Michaels Stores Inc.
5,000	5.875%—12/15/2020[2]	5,206
	Penske Automotive Group Inc.
1,800	5.500%—05/15/2026	1,782
4,000	5.750%—10/01/2022	4,081
		5,863
	Rent-A-Center Inc.
3,850	4.750%—05/01/2021	3,253
		26,435
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
	Diamond 1 Finance Corp.
6,500	5.450%—06/15/2023[2]	6,895
500	5.875%—06/15/2021[2]	523
3,500	6.020%—06/15/2026[2]	3,762
		11,180
	NCR Corp.
3,000	5.000%—07/15/2022	3,023
3,500	5.875%—12/15/2021	3,653
900	6.375%—12/15/2023	936
		7,612
		18,792
THRIFTS & MORTGAGE FINANCE—1.0%
	Nationstar Mortgage LLC
3,750	6.500%—07/01/2021	3,244
747	7.875%—10/01/2020	706
		3,950
	Quicken Loans Inc.
13,750	5.750%—05/01/2025[2]	13,699
		17,649
TRADING COMPANIES & DISTRIBUTORS—3.3%
	AerCap Ireland Capital Ltd.
6,000	4.625%—10/30/2020	6,435
	Ashtead Capital Inc.
2,500	5.625%—10/01/2024[2]	2,616
10,000	6.500%—07/15/2022[2]	10,600
		13,216
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
	Herc Rentals Inc.
$3,000	7.500%—06/01/2022[2]	$ 3,045
11,000	7.750%—06/01/2024[2]	11,138
		14,183
	Safway Group Holding LLC
10,250	7.000%—05/15/2018[m,2]	10,493
	United Rentals North America Inc.
1,950	5.500%—07/15/2025	2,012
6,500	5.750%—11/15/2024	6,776
2,700	5.875%—09/15/2026	2,818
4,000	6.125%—06/15/2023	4,220
1,500	7.625%—04/15/2022	1,610
		17,436
		61,763
WIRELESS TELECOMMUNICATION SERVICES—2.0%
	Sprint Communications Inc.
7,000	6.000%—11/15/2022	6,040
3,150	7.000%—08/15/2020	3,008
		9,048
	Sprint Corp.
1,600	7.125%—06/15/2024	1,432
5,775	7.250%—09/15/2021	5,418
1,850	7.875%—09/15/2023	1,698
		8,548
	Telecom Italia SpA
5,000	5.303%—05/30/2024[2]	5,081
	T-Mobile USA Inc.
1,000	6.000%—03/01/2023	1,061
5,000	6.250%—04/01/2021	5,250
5,500	6.500%—01/15/2024-01/15/2026	5,958
1,500	6.633%—04/28/2021	1,582
		13,851
		36,528
TOTAL CORPORATE BONDS & NOTES
(Cost $1,686,089)		1,710,053

SHORT-TERM INVESTMENTS—3.6%
(Cost $66,626)
REPURCHASE AGREEMENTS
66,626	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $67,963)	66,626
TOTAL INVESTMENTS—99.0%
(Cost $1,813,095)		1,837,863
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		18,255
TOTAL NET ASSETS—100.0%		$1,856,118

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security, the stated rate represents the rate in effect at July 31, 2016.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2016, the aggregate value of these securities was $912,805,000 or 49% of net assets.
m	Security has been deemed illiquid at July 31, 2016.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, Notional and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -36.1%)
ASSET-BACKED SECURITIES—5.5%
Principal Amount		Value
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
$7,061	0.648%—05/25/2036[1]	$ 2,456
	Series 2005-W2 Cl. A2C
4,199	0.848%—10/25/2035[1]	4,032
	Series 2004-W11 Cl. M3
939	1.613%—11/25/2034[1]	789
		7,277
	Asset Backed Securities Corp. Home Equity
	Series 2003-HE4 Cl. M1
7,231	1.726%—08/15/2033[1]	6,917
	Celf Loan Partners IV plc
	Series 2007-1X Cl. VFNG
£5,491	0.997%—05/03/2023[1]	7,140
	Countrywide Asset-Backed Certificates
	Series 2006-21 Cl. 2A3
$3,281	0.638%—05/25/2037[1]	3,018
	Series 2001-BC3 Cl. A
188	0.728%—12/25/2031[1]	140
	Series 2006-ABC1 Cl. A3
4,913	0.728%—05/25/2036[1]	2,400
	Series 2006-2 Cl. M1
1,200	0.888%—06/25/2036[1]	987
	Series 2005-15 Cl. 1AF3
872	5.450%—04/25/2036[2]	878
		7,423
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
985	0.638%—07/25/2036[1]	961
	GSAA Trust
	Series 2006-20 Cl. 1A2
5,958	0.668%—12/25/2046[1]	3,218
	Series 2006-4 Cl. 4A2
645	0.718%—03/25/2036[1]	627
	Series 2007-9 Cl. A1A
2,722	6.000%—08/25/2047	2,542
		6,387
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
133	0.558%—12/25/2036[1]	72
	Home Equity Asset Trust
	Series 2005-2 Cl. M4
5,000	1.538%—07/25/2035[1]	4,952
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
6,183	0.658%—12/25/2036[1]	2,621
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
$3,888	1.538%—06/25/2035[1]	$ 3,294
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl.A4
5,123	0.778%—01/25/2036[1]	4,753
	JPMorgan Mortgage Acquisition Trust
	Series 2007-HE1 Cl. AF3
1,178	6.174%—03/25/2047[3]	820
	Limerock CLO I4
	Series 2007-1A Cl. A3A
373	0.925%—04/24/2023[1,5]	372
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A2
6,665	0.730%—06/25/2036[1]	3,720
	Mid-State Trust
	Series 2004-1 Cl. A
1,581	6.005%—08/15/2037	1,694
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A1
2,565	0.620%—10/25/2036[1]	2,026
	Series 2007-HE1 Cl. A2C
2,662	0.638%—11/25/2036[1]	1,615
		3,641
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
2,093	1.388%—07/25/2032[1]	2,031
	Motor plc
	Series 2014-1X Cl. A1
511	0.968%—08/25/2021[1]	511
	Novastar Mortgage Funding Trust
	Series 2007-2 Cl. A2C
6,105	0.668%—09/25/2037[1]	3,404
	OHA Credit Partners VI Ltd.
	Series 2012-6A Cl. AR
11,706	1.846%—05/15/2023[1,5]	11,704
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
5,507	0.738%—07/25/2037[1]	3,542
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
9,700	0.968%—08/25/2035[1]	9,185
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
5,114	0.618%—09/25/2036[1]	1,587
	RAMP Trust
	Series 2004-RS8 Cl. MII1
1,132	1.388%—08/25/2034[1]	1,093
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
16,672	1.148%—08/25/2035[1]	11,184
	SG Mortgage Securities Trust
	Series 2006-OPT2 Cl. A3D
6,900	0.698%—10/25/2036[1]	4,336
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
107	5.130%—09/01/2023	116
	Series 2009-20A Cl. 1
3,803	5.720%—01/01/2029	4,324
	Series 2008-20H Cl. 1
9,403	6.020%—08/01/2028	10,726

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Series 2001-20A Cl. 1
$111	6.290%—01/01/2021	$ 119
		15,285
	Soundview Home Loan Trust
	Series 2006-WF2 Cl. A1
2,578	0.618%—12/25/2036[1]	2,500
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
3,524	0.598%—09/25/2037[1]	1,749
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
26,713	0.718%—01/25/2037[1,5]	17,388
TOTAL ASSET-BACKED SECURITIES
(Cost $141,231)		147,543

BANK LOAN OBLIGATIONS—0.5%
	Chrysler Group LLC
	Term Loan B
3,807	3.500%—05/24/2017[2]	3,817
	Community Health Systems Inc.
	Term Loan F
5,505	3.924%—12/31/2018[2]	5,463
	Valeant Pharmaceuticals International Inc.
	Term Loan B-E
3,103	4.750%—08/05/2020[2]	3,071
TOTAL BANK LOAN OBLIGATIONS
(Cost $12,249)		12,351

COLLATERALIZED MORTGAGE OBLIGATIONS—8.8%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
4,078	0.608%—08/25/2036[1]	2,358
	Alba plc
	Series 2007-1 Cl. A3
£3,487	0.749%—03/17/2039[1]	4,052
	Banc of America Funding Corp.
	Series 2012-R5 Cl. A
$1,387	0.468%—10/03/2039[1,5]	1,385
	Series 2007-C Cl. 7A5
1,856	0.787%—05/20/2047[1]	1,535
		2,920
	Banc of America Merrill Lynch Commercial Mortgage Inc.
	Series 2007-2 Cl. A4
1,740	5.624%—04/10/2049[2]	1,760
	Banc of America Merrill Lynch Commercial Mortgage Securities Trust
	Series 2016-ASHF Cl. A
7,000	2.335%—03/15/2028[1,5]	7,090
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
12,529	0.698%—05/25/2047[1]	10,149
	Series 2011-RR5 Cl. 12A1
801	5.196%—03/26/2037[2,5]	772
	Series 2011-RR4 Cl. 8A1
3,624	5.250%—02/26/2036[5]	3,159
	Series 2011-RR5 Cl. 5A1
5,687	5.250%—08/26/2037[5]	5,885
		19,965
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
$26	2.750%—11/25/2030[2]	$ 25
	Series 2004-10 Cl. 12A3
64	2.939%—01/25/2035[2]	59
	Series 2004-1 Cl. 12A5
540	3.071%—04/25/2034[2]	529
	Series 2006-4 Cl. 1A1
929	3.150%—10/25/2036[2]	788
		1,401
	Bear Stearns Alt-A Trust
	Series 2005-4 Cl. 1A1
448	0.708%—07/25/2035[1]	436
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2007-PW15 Cl. A4
520	5.331%—02/11/2044	527
	Series 2007-PW18 Cl. A4
4,946	5.700%—06/11/2050	5,100
		5,627
	Chase Mortgage Finance Corp.
	Series 2006-A1 Cl. 4A1
3,191	4.381%—09/25/2036[1]	2,836
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4 Cl. A4
1,117	5.322%—12/11/2049	1,124
	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
10,177	0.817%—11/20/2035[1]	8,499
	Series 2006-6BC Cl. 1A2
5,681	0.888%—05/25/2036[1]	4,080
	Series 2005-84 Cl. 1A1
4,608	2.781%—02/25/2036[2]	3,204
	Series 2005-20CB Cl. 2A5
3,716	5.500%—07/25/2035	3,446
	Series 2006-36T2 Cl. 1A4
1,644	5.750%—12/25/2036	1,189
	Series 2006-39CB Cl. 1A20
7,763	6.000%—01/25/2037	7,116
		27,534
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
2,017	2.928%—09/25/2047[2]	1,728
	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5 Cl. A1A
2,822	5.297%—12/15/2039	2,832
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
522	6.000%—11/25/2035	416
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
8,176	0.638%—03/25/2037[1]	5,984
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
3,698	1.358%—03/19/2046[1]	3,014
	Eurohome UK Mortgages plc
	Series 2007-1 Cl. A
£3,374	0.722%—06/15/2044[1]	4,013

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
$2,512	2.578%—02/25/2036[2]	$ 2,352
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
2	6.750%—08/21/2031	2
	Greenwich Capital Commercial Funding Corp.
	Series 2007-GG9 Cl. A4
1,249	5.444%—03/10/2039	1,260
	GS Mortgage Securities Corp. Trust
	Series 2016-RENT Cl. A
6,900	3.203%—02/10/2029[5]	7,228
	GSR Mortgage Loan Trust
	Series 2005-AR7 Cl. 6A1
679	2.909%—11/25/2035[2]	655
	Series 2005-AR3 Cl. 3A1
934	3.276%—05/25/2035[2]	837
	Series 2006-2F Cl. 2A13
3,051	5.750%—02/25/2036	2,971
		4,463
	HarborView Mortgage Loan Trust
	Series 2004-8 Cl. 2A3
1,259	1.303%—11/19/2034[1]	993
	HomeBanc Mortgage Trust
	Series 2006-H2 Cl. A2
7,678	0.668%—12/25/2036[1]	6,822
	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	2.178%—10/25/2034[1]	1,313
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
10	1.969%—01/25/2032[2]	9
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
3,370	6.500%—07/25/2037	2,090
	IndyMac Index Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
2,213	2.797%—01/25/2036[2]	1,853
	Series 2007-AR13 Cl. 4A1
18,404	2.951%—07/25/2037[2]	13,661
		15,514
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2006-LDP9 Cl. A3
4,687	5.336%—05/15/2047	4,715
	Series 2007-LDPX Cl. A3
13,527	5.420%—01/15/2049	13,715
	Series 2007-LD12 Cl. A4
1,600	5.882%—02/15/2051[2]	1,647
		20,077
	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
5,174	2.779%—10/25/2036[2]	4,422
	Series 2006-S1 Cl. 3A1
1,421	5.500%—04/25/2036	1,455
		5,877
	JP Morgan Re-REMIC[6]
	Series 2009-7 Cl. 11A1
148	3.133%—09/27/2036[2,5]	148
	Mansard Mortgages plc
	Series 2007-2X Cl. A1
£1,675	1.222%—12/15/2049[1]	2,062
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Merrill Lynch Alternative Note Asset Trust
	Series 2007-F1 Cl. 2A6
$852	6.000%—03/25/2037	$ 672
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-3 Cl. 4A
154	0.738%—11/25/2035[1]	145
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4 Cl. A3
1,444	5.172%—12/12/2049	1,448
	Series 2007-6 Cl. A4
1,800	5.485%—03/12/2051[2]	1,829
		3,277
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C22 Cl. ASB
6,000	3.040%—04/15/2048	6,321
	Morgan Stanley Re-REMIC Trust[6]
	Series 2009-GG10 Cl. A4A
1,723	5.795%—08/12/2045[2,5]	1,749
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
5,418	3.078%—10/25/2035[2]	5,387
	Residential Accredit Loans Inc.
	Series 2006-QA7 Cl. 2A1
6,463	0.673%—08/25/2036[1]	5,174
	Series 2007-QS4 Cl. 3A9
3,210	6.000%—03/25/2037	2,830
		8,004
	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
20,050	6.250%—08/25/2037	11,350
	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
452	3.530%—02/25/2037[2]	365
	Series 2006-SA1 Cl. 2A1
503	3.913%—02/25/2036[2]	459
		824
	RMAC Securities plc
	Series 2006-NS4X Cl. A3A
£2,292	0.744%—06/12/2044[1]	2,680
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-1 Cl. 1A1
$3,675	0.638%—02/25/2037[1]	2,803
	Series 2001-21A Cl. 3A1
1,137	2.974%—04/25/2035[2]	1,119
		3,922
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
785	0.733%—07/19/2035[1]	764
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
1,251	3.043%—01/25/2037[2]	1,170
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C32 Cl. A4FL
2,600	0.656%—06/15/2049[1,5]	2,564
	Series 2007-C31 Cl. A4
5,253	5.509%—04/15/2047	5,327
	Series 2007-C33 Cl. A4
5,140	5.948%—02/15/2051[2]	5,244
		13,135

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2005-AR6 Cl. 2A1A
$759	0.718%—04/25/2045[1]	$ 717
	Series 2005-AR13 Cl. A1A1
357	0.778%—10/25/2045[1]	335
	Series 2006-AR11 Cl. 3A1A
3,035	1.375%—09/25/2046[1]	2,346
		3,398
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR10 Cl. 1A1
5,432	3.013%—07/25/2036[2]	5,226
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $222,900)		233,324

CORPORATE BONDS & NOTES—27.9%
	Access Midstream Partners LP
8,000	4.875%—05/15/2023	7,959
	Ally Financial Inc.
25,600	5.500%—02/15/2017	26,082
	American Express Bank FSB
8,800	6.000%—09/13/2017	9,262
	American Express Centurion Bank MTN[7]
9,500	6.000%—09/13/2017	9,999
	Apple Inc.
2,700	2.850%—05/06/2021	2,858
	AT&T Inc.
15,000	2.800%—02/17/2021	15,532
5,000	3.600%—02/17/2023	5,320
5,000	4.450%—05/15/2021	5,536
		26,388
	AvalonBay Communities Inc. MTN[7]
4,400	3.450%—06/01/2025	4,676
	Banco Santander SA
€11,800	6.250%—09/11/2021[2,8]	11,799
	Bank of America Corp.
$12,700	1.309%—05/02/2017[2]	12,673
	Bank of America Corp. MTN[7]
18,300	1.717%—03/22/2018[2]	18,437
4,300	3.875%—08/01/2025	4,621
5,100	4.000%—04/01/2024	5,512
4,030	5.650%—05/01/2018	4,310
5,100	6.400%—08/28/2017	5,373
7,800	6.875%—04/25/2018	8,499
		46,752
	Bank of America NA
4,300	1.052%—05/08/2017[2]	4,304
	Barclays Bank plc
1,700	7.750%—04/10/2023[2]	1,808
£3,600	14.000%—06/15/2019[2,8]	6,009
		7,817
	Barclays plc
€2,300	6.500%—09/15/2019[2,8]	2,433
700	8.000%—12/15/2020[2,8]	789
		3,222
	Baxalta Inc.
$5,200	2.875%—06/23/2020	5,277
	BB&T Corp. MTN[7]
19,500	1.513%—06/15/2018[2]	19,605
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
	BBVA Bancomer SA
$5,700	6.500%—03/10/2021[5]	$ 6,327
	Bear Stearns Companies LLC
4,300	6.400%—10/02/2017	4,554
	Blackstone Group LP
3,004	9.625%—03/19/2019[m,5]	3,031
	BM&F Bovespa SA
1,300	5.500%—07/16/2020[5]	1,388
	Boston Scientific Corp.
5,000	2.850%—05/15/2020	5,177
	Burlington Northern Santa Fe LLC
4,000	3.000%—04/01/2025	4,267
	Cantor Fitzgerald LP
8,900	6.500%—06/17/2022[m,5]	9,386
	CIT Group Inc.
3,700	5.000%—05/15/2017	3,784
	Citigroup Inc.
3,500	1.700%—04/27/2018	3,513
3,000	2.350%—08/02/2021	3,017
4,000	3.700%—01/12/2026	4,254
		10,784
	Citigroup Inc. MTN[7]
€2,000	0.369%—05/31/2017[2]	2,237
	Credit Agricole SA
£3,900	7.500%—06/23/2026[2,8]	4,966
$3,100	7.875%—01/23/2024[2,8]	3,085
1,800	8.125%—09/19/2033[2]	1,981
		10,032
	Credit Suisse Group Funding Guernsey Ltd.
8,900	3.750%—03/26/2025	8,913
2,945	3.800%—09/15/2022	3,004
		11,917
	Credit Suisse New York MTN[7]
8,900	1.155%—05/26/2017[2]	8,899
	CVS Pass-Through Trust
621	6.943%—01/10/2030	749
	Depository Trust & Clearing Corp.
3,000	4.875%—06/15/2020[2,5,8]	3,045
	Deutsche Bank AG MTN[7]
13,700	2.850%—05/10/2019	13,708
	Diamond 1 Finance Corp.
4,000	5.450%—06/15/2023[5]	4,243
	Discover Bank of Greenwood Delaware
2,900	2.600%—11/13/2018	2,950
	Dynegy Inc.
1,900	6.750%—11/01/2019	1,945
3,500	7.375%—11/01/2022	3,456
1,800	7.625%—11/01/2024	1,769
		7,170
	El Paso Corp.
3,300	7.000%—06/15/2017	3,433
	Energy Transfer Partners LP
8,800	4.150%—10/01/2020	9,144
1,400	4.650%—06/01/2021	1,463
		10,607
	ERP Operating LP
5,500	3.375%—06/01/2025	5,833
	Export-Import Bank of Korea
2,100	4.000%—01/29/2021	2,298
2,200	5.125%—06/29/2020	2,478
		4,776

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
	FirstEnergy Corp.
$5,840	4.250%—03/15/2023	$ 6,215
	Ford Motor Credit Co. LLC
5,000	2.551%—10/05/2018	5,093
9,550	3.200%—01/15/2021	9,933
2,200	8.000%—12/15/2016	2,256
10,050	8.125%—01/15/2020	12,001
		29,283
	General Motors Financial Co. Inc.
2,800	3.150%—01/15/2020	2,851
800	3.200%—07/13/2020	816
3,000	4.750%—08/15/2017	3,098
1,400	6.750%—06/01/2018	1,523
		8,288
	Genesis Energy LP
5,000	5.625%—06/15/2024	4,800
	Goldman Sachs Group Inc. MTN[7]
1,500	1.305%—06/04/2017[2]	1,502
	GTL Trade Finance Inc.
1,900	7.250%—10/20/2017[5]	1,981
	HSBC Holdings plc
€400	5.250%—09/16/2022[2,8]	429
3,900	6.000%—09/29/2023[2,8]	4,453
$5,300	6.375%—03/30/2025[2,8]	5,250
		10,132
	International Lease Finance Corp.
4,600	6.750%—09/01/2016[5]	4,620
	JP Morgan Chase & Co.
8,200	2.250%—01/23/2020	8,367
9,500	2.400%—06/07/2021	9,680
4,500	2.550%—03/01/2021	4,612
7,000	2.750%—06/23/2020	7,248
10,000	3.900%—07/15/2025	10,880
		40,787
	JP Morgan Chase Bank NA
7,000	6.000%—10/01/2017	7,372
	Keane Group Holdings LLC
23,906	12.000%—08/08/2019[m]	22,676 [x]
	Kinder Morgan Energy Partners LP
2,231	6.850%—02/15/2020	2,518
	Kinder Morgan Inc.
4,700	5.000%—02/15/2021[5]	5,051
	Leaseplan Corp. NV
7,300	2.875%—01/22/2019[5]	7,369
	Lloyds Bank plc
20,300	12.000%—12/16/2024[5,8]	27,820
	Lockheed Martin Corp.
6,000	2.500%—11/23/2020	6,242
	Mizuho Bank Ltd.
1,000	1.090%—09/25/2017[2,5]	998
	Morgan Stanley MTN[7]
13,000	1.129%—10/18/2016	13,007
11,700	1.995%—04/25/2018[1]	11,840
1,700	2.125%—04/25/2018	1,718
8,608	5.625%—09/23/2019	9,600
		36,165
	MSCI Inc.
4,250	5.250%—11/15/2024[5]	4,526
	Murray Street Investment Trust I
7,000	4.647%—03/09/2017[3]	7,138
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
	Novo Banco SA MTN[7]
€3,500	4.750%—01/15/2018	$ 1,115
	Odebrecht Drilling Norbe VIII/IX Ltd.
$4,800	6.350%—06/30/2022[5]	1,338
	Odebrecht Offshore Drilling Finance Ltd.
3,457	6.625%—10/01/2023[5]	596
173	6.750%—10/01/2023[5]	30
		626
	OneMain Financial Holdings Inc.
1,600	6.750%—12/15/2019[5]	1,626
1,500	7.250%—12/15/2021[5]	1,507
		3,133
	Owens Corning
9,300	4.200%—12/01/2024	9,883
	Petrobras Global Finance BV
1,600	3.536%—03/17/2020[2]	1,468
400	4.875%—03/17/2020	392
2,400	5.375%—01/27/2021	2,272
1,600	5.750%—01/20/2020	1,607
600	6.125%—10/06/2016	604
100	8.375%—05/23/2021	106
		6,449
	Piper Jaffray Cos.
2,000	5.060%—10/09/2018[m,5]	2,057
	Principal Life Global Funding II
23,400	1.200%—05/19/2017[5]	23,429
	Ras Laffan Liquefied Natural Gas Co. Ltd. III
700	5.838%—09/30/2027[5]	798
	Rio Oil Finance Trust
1,641	9.250%—07/06/2024[5]	1,432
8,209	9.750%—01/06/2027[5]	7,080
		8,512
	Rockies Express Pipeline LLC
3,000	5.625%—04/15/2020[5]	3,105
	Rohm and Haas Co.
717	6.000%—09/15/2017	752
	Royal Bank of Scotland plc MTN[7]
8,630	9.500%—03/16/2022[2]	9,028
	Sabine Pass Liquefaction LLC
2,000	5.875%—06/30/2026[5]	2,055
	Schaeffler Holding Finance BV
€2,040	5.750%—11/15/2021	2,474
$3,100	6.250%—11/15/2019[5]	3,232
		5,706
	Shell International Finance BV
3,200	4.375%—05/11/2045	3,482
	Simon Property Group LP
6,000	2.500%—09/01/2020	6,227
	Société Générale SA
5,000	4.250%—04/14/2025[5]	5,078
13,000	8.000%—09/29/2025[5,8]	12,870
		17,948
	Sumitomo Mitsui Financial Group Inc.
6,900	2.337%—03/09/2021[2]	7,102
	UBS AG MTN[7]
5,100	1.233%—06/01/2017[2]	5,103
1,800	1.523%—06/01/2020[2]	1,799
		6,902
	UBS Group Funding Jersey Ltd.
8,500	3.000%—04/15/2021[5]	8,763

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
		UniCredit SpA
	$4,930	8.000%—06/03/2024[2,8]	$ 4,236
		UniCredit SpA MTN[7]
	€2,200	6.750%—09/10/2021[2,8]	2,115
		United Airlines Inc.
	$387	10.400%—05/01/2018	393
		Verizon Communications Inc.
	2,900	2.406%—09/14/2018[2]	2,984
	500	3.000%—11/01/2021	530
	5,300	3.650%—09/14/2018	5,568
	3,700	5.150%—09/15/2023	4,345
			13,427
		Volkswagen Group of America Finance LLC
	1,700	1.650%—05/22/2018[5]	1,700
		Wells Fargo & Co.
	700	2.500%—03/04/2021	719
	12,500	7.980%—03/15/2018[8]	13,310
			14,029
		Wells Fargo & Co. MTN[7]
	4,300	2.550%—12/07/2020	4,433
TOTAL CORPORATE BONDS & NOTES
(Cost $736,596)			741,196

ESCROW— 0.0%
(Cost $15)
Shares
AUTOMOBILES—0.0%
	36,000	General Motors Co. Escrow[m]	— [y]

FOREIGN GOVERNMENT OBLIGATIONS—1.6%
Principal Amount
		Banco Nacional de Desenvolvimento Economico e Social
	€2,300	4.125%—09/15/2017[5]	2,636
		Export-Import Bank of Korea
	$2,800	2.625%—12/30/2020	2,897
		Hellenic Railways Organization SA
	€3,500	5.014%—12/27/2017	3,732
		Province of Ontario Canada
	$6,100	1.650%—09/27/2019	6,186
CAD$	5,600	3.150%—06/02/2022	4,724
	$3,800	4.000%—10/07/2019	4,126
	2,300	4.400%—04/14/2020	2,553
			17,589
		Province of Quebec Canada
	900	3.500%—07/29/2020	976
CAD$	3,800	3.500%—12/01/2022	3,273
	13,900	4.250%—12/01/2021	12,269
			16,518
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $47,967)			43,372

MORTGAGE PASS-THROUGH—43.5%
Principal Amount		Value
	Federal Home Loan Mortgage Corp.
$73	2.506%—08/01/2035[1]	$ 77
13	2.654%—06/01/2024[1]	13
642	4.500%—08/01/2040-09/01/2041	702
1,796	5.500%—02/01/2038-07/01/2038	2,032
6,621	6.000%—09/01/2016-05/01/2040	7,574
		10,398
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,675	1.295%—08/25/2022[2]	1,249
	Federal Home Loan Mortgage Corp. REMIC[6]
39	0.931%—11/15/2030[1]	39
82	8.000%—08/15/2022	91
13	9.000%—12/15/2020	14
		144
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	Series T-63 Cl. 1A1
160	1.638%—02/25/2045[1]	164
	Series E3 Cl. A
205	3.044%—08/15/2032[2]	214
		378
	Federal Home Loan Mortgage Corp. TBA[9]
5,000	3.500%—08/11/2046	5,278
4,000	4.000%—08/16/2046	4,282
21,000	4.500%—09/01/2041-08/11/2046	22,870
		32,430
	Federal Home Loan Mortgage Corp. TBA 30 Yr 3.5 Gold Single Family[9]
33,000	3.500%—09/14/2046	34,781
	Federal Home Loan Mortgage Corp. TBA 30 Yr 4 Gold Single Family[9]
10,000	4.000%—09/14/2045	10,695
	Federal Housing Authority Project
6	7.400%—02/01/2021[m]	6 [z]
	Federal National Mortgage Association
327	1.838%—10/01/2040[1]	335
5,300	2.310%—08/01/2022	5,518
11,222	2.475%—04/01/2019	11,550
1,830	2.822%—08/01/2035[1]	1,945
6,000	2.870%—09/01/2027	6,322
108	2.905%—05/01/2035[1]	114
1,819	2.965%—06/01/2035[1]	1,902
2,033	3.000%—02/01/2021-11/01/2025	2,134
458	3.330%—11/01/2021	496
212	3.500%—03/01/2026-05/01/2027	225
18,877	4.000%—04/01/2018-10/01/2031	20,042
16,454	4.500%—01/01/2018-10/01/2042	17,663
10,179	5.000%—12/01/2022-07/01/2044	11,284
50,782	5.500%—02/01/2023-12/01/2043	57,305
15,600	6.000%—10/01/2016-09/01/2040	17,867
		154,702
	Federal National Mortgage Association REMIC[6]
	Series 2006-5 Cl. 3A2
150	2.578%—05/25/2035[1]	158
	Series 2011-98 Cl. ZL
66,085	3.500%—10/25/2041	69,451
	Series 2003-25 Cl. KP
821	5.000%—04/25/2033	924

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Series 2003-W1 Cl. 1A1
$237	5.792%—12/25/2042[2]	$ 272
		70,805
	Federal National Mortgage Association TBA[9]
106,000	3.000%—09/13/2042-08/11/2046	110,117
218,000	3.500%—08/18/2030-08/11/2046	230,271
287,000	4.000%—09/11/2044-08/11/2046	307,621
82,000	4.500%—09/14/2045-08/11/2046	89,371
		737,380
	Government National Mortgage Association
22,643	5.000%—08/15/2033-07/15/2041	25,317
	Government National Mortgage Association II
32	1.750%—05/20/2024[1]	32
91	1.875%—09/20/2023-07/20/2027[1]	94
709	2.000%—03/20/2017-02/20/2032[1]	736
27	2.500%—12/20/2024[1]	26
		888
	Government National Mortgage Association TBA[9]
2,000	3.000%—8/20/2043	2,099
31,000	3.500%—09/19/2043-08/18/2046	32,940
27,000	4.000%—08/20/2043-08/18/2046	28,865
12,000	5.000%—8/21/2044	13,312
		77,216
TOTAL MORTGAGE PASS-THROUGH
(Cost $1,141,778)		1,156,389

MUNICIPAL BONDS—2.9%
	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	3,179
	California State University
3,900	6.434%—11/01/2030	5,303
	Chicago Transit Authority
240	6.300%—12/01/2021	256
7,200	6.899%—12/01/2040	9,502
		9,758
	City of Chicago, IL
5,800	7.750%—01/01/2042	6,047
	Clark County Nevada
4,000	6.350%—07/01/2029	4,534
	Denver Public Schools
10,000	7.017%—12/15/2037[m]	14,423
	Los Angeles City CA Wastewater System Revenue
1,400	5.713%—06/01/2039	1,894
	Public Power Generation Agency
600	7.242%—01/01/2041	795
	State of California
7,800	7.500%—04/01/2034	12,116
3,800	7.950%—03/01/2036	4,612
		16,728
	University of California
12,270	4.858%—05/15/2112	14,372
TOTAL MUNICIPAL BONDS
(Cost $58,825)		77,033

PREFERRED STOCKS—0.1%
(Cost $2,210)
Shares		Value
DIVERSIFIED FINANCIAL SERVICES—0.1%
80,000	Citigroup Capital XIII	$ 2,095

U.S. GOVERNMENT OBLIGATIONS—45.3%
Principal Amount
	U.S. Treasury Bonds
$139,300	2.500%—02/15/2045-05/15/2046	148,814
66,400	2.750%—08/15/2042-11/15/2042	74,756
57,400	2.875%—05/15/2043-08/15/2045	65,938
32,600	3.000%—05/15/2042-05/15/2045	38,451
116,200	3.125%—02/15/2042-08/15/2044	139,905
4,200	4.250%—05/15/2039	5,958
20,000	4.375%—11/15/2039-05/15/2040	28,880
12,000	4.625%—02/15/2040	17,916
		520,618
	U.S. Treasury Inflation Indexed Bonds[10]
14,155	0.130%—04/15/2020[11]	14,411
15,041	0.130%—07/15/2022	15,355
8,914	0.380%—07/15/2025	9,219
3,837	0.630%—07/15/2021	4,026
25,010	0.750%—02/15/2042-02/15/2045	26,074
4,562	1.000%—02/15/2046	5,110
7,710	1.250%—07/15/2020[11]	8,244
2,267	1.380%—02/15/2044	2,713
94,593	1.750%—01/15/2028	111,343
73,098	2.000%—01/15/2026	86,194
89,457	2.375%—01/15/2025	106,962
63,724	2.380%—01/15/2027	78,473
448	2.500%—01/15/2029	571
1,337	3.625%—04/15/2028	1,859
8,767	3.880%—04/15/2029	12,712
		483,266
	U.S. Treasury Notes
16,800	1.375%—03/31/2020[11]	17,102
41,000	1.750%—09/30/2022[11]	42,334
1,000	2.000%—08/31/2021	1,047
7,800	2.000%—10/31/2021[11]	8,166
87,700	2.250%—11/15/2024	93,704
4,800	2.375%—08/15/2024[11]	5,172
25,000	2.500%—05/15/2024[11]	27,159
5,900	2.750%—02/15/2024[11]	6,512
		201,196
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $1,144,853)		1,205,080

SHORT-TERM INVESTMENTS—0.6%
REPURCHASE AGREEMENTS—0.5%
14,373	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by Federal National Mortgage Association and U.S. Treasury Notes (value $14,662)	14,373

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—Continued
Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS—0.1%
	U.S. Treasury Bills
$1,064	0.293%—10/06/2016[11]	$ 1,063
302	0.300%—10/13/2016[11]	302
		1,365
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,738)		15,738
TOTAL INVESTMENTS—136.7%
(Cost $3,524,362)		3,634,121
CASH AND OTHER ASSETS, LESS LIABILITIES—(36.7)%		(975,972)
TOTAL NET ASSETS—100.0%		$2,658,149
FUTURES CONTRACTS OPEN AT JULY 31, 2016
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Canadian Government Bond Futures 10 year (Sell)	244	CAD$ 24,400	09/21/2016	$ (744)
Euro-BTP Futures (Buy)	86	€ 8,600	09/08/2016	244
Eurodollar Futures-CME 90 day (Sell)	1,081	£ 135,125	06/20/2018	(841)
United Kingdom GILT Futures 90 day (Sell)	7	700	09/28/2016	(79)
United Kingdom Pound Sterling Interest Rate Futures 90 day (Sell)	141	17,625	09/20/2017	(209)
United Kingdom Pound Sterling Interest Rate Futures 90 day (Sell)	1,041	130,125	03/21/2018	(775)
Eurodollar Futures-CME 90 day (Sell)	2,635	$ 658,750	03/13/2017	33
Eurodollar Futures-CME 90 day (Sell)	1,305	326,250	09/18/2017	(131)
Eurodollar Futures-CME 90 day (Sell)	1,021	255,250	12/18/2017	(153)
Eurodollar Futures-CME 90 day (Sell)	2,092	523,000	03/19/2018	(419)
Eurodollar Futures-CME 90 day (Sell)	1,022	255,500	06/18/2018	(281)
Eurodollar Futures-CME 90 day (Sell)	344	86,000	09/17/2018	(339)
Eurodollar Futures-CME 90 day (Sell)	283	70,750	12/17/2018	(283)
U.S. Treasury Bond Futures 30 year (Buy)	460	46,000	09/21/2016	1,219
U.S. Treasury Note Futures 5 year (Buy)	11,439	1,143,900	09/30/2016	21,342
U.S. Treasury Note Futures 10 year (Sell)	1,158	115,800	09/21/2016	(2,015)
Total Futures Contracts				$16,569

PURCHASED OPTIONS OPEN AT JULY 31, 2016
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Number of Contracts/ Notional	Strike Rate/Price	Expiration Date	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 2 year[m] (Call)	JP Morgan Chase Bank NA	40,700,000	2.100%	01/30/2018	$ 578	$ 875
Interest Rate Swap Option 5 year[m] (Call)	Morgan Stanley Capital Services LLC	28,600,000	1.000	12/13/2016	241	166
Interest Rate Swap Option 5 year[m] (Call)	Morgan Stanley Capital Services LLC	69,600,000	1.000	12/21/2016	604	420
Interest Rate Swap Option 30 year[m] (Put)	Goldman Sachs Bank USA	6,000,000	2.930	08/20/2018	637	133
Interest Rate Swap Option 30 year[m] (Put)	Goldman Sachs Bank USA	5,300,000	2.940	08/20/2018	518	103
Interest Rate Swap Option 30 year[m] (Put)	Morgan Stanley Capital Services LLC	16,600,000	2.910	08/20/2018	1,636	340
U.S. Treasury Notes Future 5 year (Put)	CME Group	546	$ 111.00	09/23/2016	5	1
U.S. Treasury Notes Future 5 year (Put)	CME Group	450	112.00	09/23/2016	4	1
U.S. Treasury Notes Future 5 year (Put)	CME Group	5,100	112.25	08/26/2016	44	5
U.S. Treasury Notes Future 5 year (Put)	CME Group	1,164	113.00	08/26/2016	10	1
U.S. Treasury Notes Future 5 year (Put)	CME Group	149	114.75	08/26/2016	1	—
U.S. Treasury Notes Future 5 year (Put)	CME Group	915	115.50	08/26/2016	8	1
Total Purchased Options Not Settled Through Variation Margin					$4,286	$2,046

Harbor Bond Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS OPEN AT JULY 31, 2016
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Number of Contracts/ Notional	Strike Index/Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	14,100,000	215.950 [j]	03/12/2020	$ 119	$ (1)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	33,900,000	216.690 [j]	04/07/2020	302	(3)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	15,100,000	217.970 [j]	09/29/2020	195	(2)
Inflation-Linked Swap Option 10 year (Put)	Deutsche Bank AG	5,100,000	215.950 [j]	03/10/2020	38	—
Inflation-Linked Swap Option 10 year (Put)	Deutsche Bank AG	15,600,000	218.010 [j]	10/13/2020	153	(2)
Credit Default Option 5 year (Call)	Barclays Bank plc	4,700,000	1.000%	09/21/2016	3	(7)
Credit Default Option 5 year (Put)	Barclays Bank plc	4,700,000	1.000	09/21/2016	8	(1)
Credit Default Option 5 year (Put)	Barclays Bank plc	4,000,000	1.000	09/21/2016	9	(1)
Credit Default Option 5 year (Put)	JP Morgan Chase Bank NA	3,900,000	1.000	09/21/2016	9	(1)
Interest Rate Swap Option 2 year (Call)	Morgan Stanley Capital Services LLC	57,200,000	0.770	12/13/2016	244	(139)
Interest Rate Swap Option 2 year (Call)	Morgan Stanley Capital Services LLC	139,200,000	0.770	12/21/2016	607	(369)
Interest Rate Swap Option 2 year (Call)	JP Morgan Chase Bank NA	40,700,000	1.100	01/30/2018	212	(275)
Interest Rate Swap Option 2 year (Call)	JP Morgan Chase Bank NA	40,700,000	1.600	01/30/2018	368	(538)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	49,600,000	2.800	08/20/2018	1,155	(136)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	72,800,000	2.800	08/20/2018	1,624	(199)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	7,900,000	$ 6.30	01/11/2018	421	(75)
Currency Option Australian Dollar vs. U.S. Dollar (Call)	Goldman Sachs Bank USA	16,300,000	AUD$ 0.76	09/02/2016	60	(60)
Currency Option Australian Dollar vs. U.S. Dollar (Call)	Goldman Sachs Bank USA	6,100,000	0.78	09/05/2016	26	(20)
Currency Option Australian Dollar vs. U.S. Dollar (Put)	Goldman Sachs Bank USA	16,300,000	0.73	09/02/2016	52	(52)
Currency Option Australian Dollar vs. U.S. Dollar (Put)	HSBC Bank USA NA	10,100,000	0.73	08/10/2016	57	(2)
Currency Option Australian Dollar vs. U.S. Dollar (Call)	Westpac Banking Corp.	6,000,000	0.77	08/16/2016	25	(20)
Currency Option Australian Dollar vs. U.S. Dollar (Put)	Westpac Banking Corp.	3,800,000	0.72	08/16/2016	19	(1)
Currency Option British Pound vs. U.S. Dollar (Call)	Goldman Sachs Bank USA	5,900,000	£ 1.35	09/08/2016	43	(53)
Currency Option Euro Dollar vs. U.S. Dollar (Call)	Société Générale Paris	10,200,000	€ 1.14	09/15/2016	51	(58)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Credit Suisse International	13,900,000	$ 102.00	09/06/2016	117	(214)
Currency Option U.S. Dollar vs. Japanese Yen (Call)	Goldman Sachs Bank USA	9,600,000	105.00	08/08/2016	70	(9)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Goldman Sachs Bank USA	6,200,000	101.70	09/07/2016	41	(88)
Currency Option U.S. Dollar vs. Korean Won (Call)	BNP Paribas SA	6,200,000	1,209.00	09/29/2016	51	(9)
Currency Option U.S. Dollar vs. Korean Won (Call)	JP Morgan Chase Bank NA	21,400,000	1,222.00	08/10/2016	108	—
Currency Option U.S. Dollar vs. Korean Won (Put)	JP Morgan Chase Bank NA	21,400,000	1,153.00	08/10/2016	139	(770)
Currency Option U.S. Dollar vs. Korean Won (Call)	Société Générale Paris	8,100,000	1,197.00	08/05/2016	37	—
Currency Option U.S. Dollar vs. Korean Won (Call)	Société Générale Paris	7,200,000	1,207.00	08/02/2016	32	—
Currency Option U.S. Dollar vs. Korean Won (Put)	Société Générale Paris	8,100,000	1,139.00	08/05/2016	42	(190)
Currency Option U.S. Dollar vs. Korean Won (Put)	Société Générale Paris	7,200,000	1,149.00	08/02/2016	45	(233)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Credit Suisse International	3,100,000	19.35	09/15/2016	34	(27)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Credit Suisse International	19,300,000	19.50	08/18/2016	162	(36)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Credit Suisse International	8,800,000	19.50	09/02/2016	68	(39)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Credit Suisse International	6,500,000	19.80	08/09/2016	44	(1)
Currency Option U.S. Dollar vs. Mexican Peso (Put)	Credit Suisse International	5,800,000	17.90	09/14/2016	38	(10)
Currency Option U.S. Dollar vs. Mexican Peso (Put)	Credit Suisse International	8,800,000	18.05	09/02/2016	67	(15)
Currency Option U.S. Dollar vs. Mexican Peso (Put)	Credit Suisse International	6,500,000	18.30	08/09/2016	52	(5)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	5,500,000	19.05	08/22/2016	46	(39)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	6,500,000	19.20	08/31/2016	47	(47)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	10,900,000	19.30	09/08/2016	96	(84)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	4,500,000	19.50	08/17/2016	31	(7)
Currency Option U.S. Dollar vs. Mexican Peso (Put)	Goldman Sachs Bank USA	6,400,000	18.10	08/18/2016	31	(5)
Currency Option U.S. Dollar vs. Mexican Peso (Put)	HSBC Bank USA NA	3,500,000	18.00	09/16/2016	23	(9)
Currency Option U.S. Dollar vs. Russian Ruble (Call)	HSBC Bank USA NA	6,500,000	87.00	12/08/2016	279	(27)
U.S. Treasury Notes 10 year Future (Call)	CME Group	1,090	133.50	08/26/2016	379	(511)
Total Written Options Not Settled Through Variation Margin					$7,879	$(4,390)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2016
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Barclays Bank plc	$12,027	$11,668	08/12/2016	$ 359
Australian Dollar (Buy)	Citibank NA	30,392	29,840	08/12/2016	552
Australian Dollar (Buy)	JP Morgan Chase Bank NA	13,338	13,062	08/12/2016	276
Australian Dollar (Sell)	BNP Paribas SA	1,220	1,186	08/12/2016	(34)

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Citibank NA	$10,933	$10,671	08/12/2016	$ (262)
Australian Dollar (Sell)	Goldman Sachs Bank USA	9,647	9,424	08/12/2016	(223)
Australian Dollar (Sell)	JP Morgan Chase Bank NA	37,084	36,215	08/12/2016	(869)
Australian Dollar (Sell)	UBS AG	1,677	1,683	08/12/2016	6
Brazilian Real (Buy)	JP Morgan Chase Bank	446	480	01/03/2018	(34)
Brazilian Real (Sell)	BNP Paribas SA	447	484	01/03/2018	37
British Pound Sterling (Buy)	HSBC Bank USA	88,596	88,450	08/02/2016	146
British Pound Sterling (Buy)	JP Morgan Chase Bank NA	10,664	10,833	08/02/2016	(169)
British Pound Sterling (Sell)	Goldman Sachs Bank USA	26,838	26,388	08/02/2016	(450)
British Pound Sterling (Sell)	Goldman Sachs Bank USA	7,823	7,855	08/02/2016	32
British Pound Sterling (Sell)	HSBC Bank USA	88,641	88,492	09/02/2016	(149)
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	52,873	53,091	08/02/2016	218
British Pound Sterling (Sell)	UBS AG	11,726	11,480	08/02/2016	(246)
Canadian Dollar (Sell)	Barclays Bank plc	420	422	08/02/2016	2
Canadian Dollar (Sell)	HSBC Bank USA	21,189	21,016	09/02/2016	(173)
Canadian Dollar (Sell)	Société Générale	20,764	20,760	08/02/2016	(4)
Chinese Yuan (Buy)	BNP Paribas SA	13,466	13,146	09/14/2016	320
Chinese Yuan (Buy)	BNP Paribas SA	7,236	7,080	10/11/2016	156
Chinese Yuan (Buy)	BNP Paribas SA	958	935	12/05/2016	23
Chinese Yuan (Buy)	BNP Paribas SA	7,629	7,442	12/07/2016	187
Chinese Yuan (Buy)	Citibank NA	3,297	3,340	08/19/2016	(43)
Chinese Yuan (Buy)	Deutsche Bank AG	3,956	3,864	09/26/2016	92
Chinese Yuan (Buy)	Deutsche Bank AG	843	839	10/11/2016	4
Chinese Yuan (Buy)	Deutsche Bank AG	8,264	8,090	12/05/2016	174
Chinese Yuan (Buy)	Goldman Sachs Bank USA	27,803	27,083	10/11/2016	720
Chinese Yuan (Buy)	JP Morgan Chase Bank	5,317	5,435	09/14/2016	(118)
Chinese Yuan (Buy)	JP Morgan Chase Bank	11,394	11,139	09/30/2016	255
Chinese Yuan (Buy)	UBS AG	4,144	4,029	09/26/2016	115
Chinese Yuan (Sell)	BNP Paribas SA	7,246	7,098	09/14/2016	(148)
Chinese Yuan (Sell)	BNP Paribas SA	5,644	5,695	09/14/2016	51
Chinese Yuan (Sell)	BNP Paribas SA	8,611	8,424	10/11/2016	(187)
Chinese Yuan (Sell)	Goldman Sachs Bank USA	8,100	7,934	09/26/2016	(166)
Chinese Yuan (Sell)	HSBC Bank USA	21,713	21,995	10/11/2016	282
Chinese Yuan (Sell)	HSBC Bank USA	7,628	7,654	12/07/2016	26
Chinese Yuan (Sell)	JP Morgan Chase Bank	11,395	11,541	09/30/2016	146
Chinese Yuan (Sell)	JP Morgan Chase Bank	4,252	4,160	10/11/2016	(92)
Chinese Yuan (Sell)	JP Morgan Chase Bank	4,654	4,732	10/11/2016	78
Chinese Yuan (Sell)	JP Morgan Chase Bank	9,222	9,235	12/05/2016	13
Chinese Yuan (Sell)	UBS AG	5,894	5,950	09/14/2016	56
Euro Currency (Buy)	Citibank NA	4,650	4,693	08/12/2016	(43)
Euro Currency (Buy)	Goldman Sachs Bank USA	1,500	1,508	08/12/2016	(8)
Euro Currency (Buy)	Goldman Sachs Bank USA	4,097	4,088	08/12/2016	9
Euro Currency (Buy)	JP Morgan Chase Bank NA	14,116	14,302	08/12/2016	(186)
Euro Currency (Buy)	JP Morgan Chase Bank NA	15,296	15,269	08/12/2016	27
Euro Currency (Buy)	Société Générale	7,251	7,229	08/12/2016	22
Euro Currency (Buy)	UBS AG	2,995	3,001	08/12/2016	(6)
Euro Currency (Buy)	UBS AG	44,248	43,922	08/12/2016	326
Euro Currency (Sell)	BNP Paribas SA	5,487	5,414	08/12/2016	(73)
Euro Currency (Sell)	Citibank NA	773	777	08/12/2016	4
Euro Currency (Sell)	Deutsche Bank AG	6,719	6,653	08/12/2016	(66)
Euro Currency (Sell)	Goldman Sachs Bank USA	38,783	39,613	08/12/2016	830
Euro Currency (Sell)	JP Morgan Chase Bank NA	42,621	42,421	08/12/2016	(200)
Euro Currency (Sell)	JP Morgan Chase Bank NA	12,976	12,988	08/12/2016	12
Euro Currency (Sell)	UBS AG	19,884	19,689	08/12/2016	(195)
Euro Currency (Sell)	UBS AG	5,689	5,766	08/12/2016	77
Indian Rupee (Buy)	Citibank NA	321	318	08/18/2016	3
Japanese Yen (Buy)	Barclays Bank plc	2,057	1,932	08/12/2016	125
Japanese Yen (Buy)	Citibank NA	95,355	92,701	08/12/2016	2,654
Japanese Yen (Buy)	Goldman Sachs Bank USA	22,368	20,999	08/12/2016	1,369
Japanese Yen (Buy)	JP Morgan Chase Bank NA	22,865	22,126	08/12/2016	739
Japanese Yen (Sell)	Barclays Bank plc	1,048	1,067	08/12/2016	19
Japanese Yen (Sell)	Goldman Sachs Bank USA	13,396	12,632	08/12/2016	(764)
Japanese Yen (Sell)	HSBC Bank USA	96,503	91,169	08/12/2016	(5,334)
Japanese Yen (Sell)	JP Morgan Chase Bank NA	12,874	11,929	08/12/2016	(945)
Malaysian Ringgit (Buy)	Barclays Capital	1,260	1,240	08/10/2016	20
Malaysian Ringgit (Buy)	Deutsche Bank AG	1,835	1,861	08/10/2016	(26)

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Malaysian Ringgit (Buy)	JP Morgan Chase Bank	$ 1,400	$ 1,368	08/10/2016	$ 32
Malaysian Ringgit (Buy)	Société Générale	4,540	4,462	08/10/2016	78
Malaysian Ringgit (Sell)	Deutsche Bank AG	2,172	2,116	08/10/2016	(56)
Malaysian Ringgit (Sell)	UBS AG	10,267	10,162	08/10/2016	(105)
Mexican Peso (Buy)	Barclays Bank plc	124	124	08/25/2016	—
Mexican Peso (Buy)	BNP Paribas SA	233	234	08/25/2016	(1)
Mexican Peso (Buy)	Citibank NA	586	593	08/25/2016	(7)
Mexican Peso (Buy)	Goldman Sachs Bank USA	22,499	22,497	08/25/2016	2
Mexican Peso (Buy)	HSBC Bank USA	4,939	4,937	08/25/2016	2
Mexican Peso (Buy)	JP Morgan Chase Bank NA	2,877	2,915	08/25/2016	(38)
Mexican Peso (Buy)	JP Morgan Chase Bank NA	19,289	19,091	08/25/2016	198
Mexican Peso (Buy)	UBS AG	191	194	08/25/2016	(3)
Mexican Peso (Sell)	Citibank NA	6,935	6,977	08/25/2016	42
Mexican Peso (Sell)	Goldman Sachs Bank USA	12,782	13,048	08/25/2016	266
Mexican Peso (Sell)	HSBC Bank USA	28,055	29,166	08/25/2016	1,111
Mexican Peso (Sell)	JP Morgan Chase Bank NA	2,998	3,036	08/25/2016	38
Russian Ruble (Buy)	JP Morgan Chase Bank	19,298	18,708	08/19/2016	590
Russian Ruble (Sell)	JP Morgan Chase Bank	20,863	21,288	09/15/2016	425
Singapore Dollar (Buy)	Citibank NA	3,520	3,464	08/18/2016	56
Singapore Dollar (Buy)	JP Morgan Chase Bank NA	3,841	3,822	08/18/2016	19
Singapore Dollar (Buy)	Société Générale	2,442	2,416	08/18/2016	26
Singapore Dollar (Sell)	Citibank NA	35,041	34,530	08/18/2016	(511)
Singapore Dollar (Sell)	HSBC Bank USA	3,976	3,921	08/18/2016	(55)
Singapore Dollar (Sell)	JP Morgan Chase Bank NA	4,370	4,246	08/18/2016	(124)
South Korean Won (Buy)	Citibank NA	4,573	4,313	08/18/2016	260
South Korean Won (Buy)	Deutsche Bank AG	1,013	957	08/18/2016	56
South Korean Won (Buy)	HSBC Bank USA	6,090	5,732	08/18/2016	358
South Korean Won (Buy)	JP Morgan Chase Bank	1,688	1,591	08/18/2016	97
South Korean Won (Buy)	Société Générale	9,226	9,190	08/02/2016	36
South Korean Won (Buy)	Société Générale	4,241	4,013	08/18/2016	228
South Korean Won (Sell)	Barclays Capital	3,426	3,253	08/18/2016	(173)
South Korean Won (Sell)	Citibank NA	3,607	3,427	08/18/2016	(180)
South Korean Won (Sell)	Goldman Sachs Bank USA	38,358	36,677	08/18/2016	(1,681)
South Korean Won (Sell)	HSBC Bank USA	4,134	3,933	08/18/2016	(201)
South Korean Won (Sell)	JP Morgan Chase Bank	5,769	5,474	08/18/2016	(295)
South Korean Won (Sell)	Société Générale	9,226	8,900	08/02/2016	(326)
South Korean Won (Sell)	Société Générale	4,953	4,726	08/18/2016	(227)
Swiss Franc (Sell)	JP Morgan Chase Bank NA	117	117	08/12/2016	—
Taiwan Dollar (Buy)	JP Morgan Chase Bank	3,770	3,704	08/18/2016	66
Taiwan Dollar (Buy)	Société Générale	130	127	08/18/2016	3
Taiwan Dollar (Buy)	UBS AG	7,357	7,328	08/18/2016	29
Taiwan Dollar (Sell)	BNP Paribas SA	4,669	4,595	08/18/2016	(74)
Taiwan Dollar (Sell)	Goldman Sachs Bank USA	306	299	08/18/2016	(7)
Taiwan Dollar (Sell)	JP Morgan Chase Bank	6,283	6,175	08/18/2016	(108)
Taiwan Dollar (Sell)	UBS AG	7,378	7,340	11/10/2016	(38)
Total Forward Currency Contracts					$ (843)

SWAP AGREEMENTS OPEN AT JULY 31, 2016
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.700%	12/19/2024	CAD$ 6,500	$ (323)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	12/16/2017	£ 87,100	(409)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.000	09/21/2018	47,100	(595)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.250	09/21/2018	38,400	(366)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	09/21/2018	11,700	(254)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	0.750	12/21/2018	30,400	(208)
CME Group	Mexico Interbank TIIE 28 Day	Pay	4.060	08/24/2016	—	(6)
CME Group	Mexico Interbank TIIE 28 Day	Pay	4.390	07/28/2017	MEX$ 266,800	(165)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.270	02/05/2020	—	1

Harbor Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.500%	06/15/2019	$ 222,300	$ (424)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2019	46,700	(798)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	06/15/2021	41,700	(530)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/16/2022	17,500	860
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.350	08/05/2025	3,500	(318)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	06/15/2026	1,100	(98)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.750	12/16/2045	246,900	(55,521)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	06/15/2046	10,000	(1,423)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	138,000	(3,544)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	06/15/2021	47,600	(618)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/16/2022	222,000	(9,723)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	12/16/2025	9,500	(674)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	06/15/2026	53,600	(4,358)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.750	12/21/2026	42,710	(345)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	06/15/2046	9,200	(1,780)
Interest Rate Swaps						$(81,619)
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Crossover Series 25 Version 1	Buy	5.000%	06/20/2021	317.776%	$661	$492	€ 6,900	$ 169
ICE Group	iTraxx Europe Series 25 Version 1	Buy	1.000	06/20/2021	67.806	1,659	770	88,500	889
Credit Default Swaps									$1,058
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	Mexico Interbank TIIE 28 Day	Pay	6.920%	11/28/2029	MEX$ 300	$ 1
Goldman Sachs Bank USA	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023	15,300	25
Interest Rate Swaps						$26
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	TESCO plc 6.000% due 12/14/2029	Sell	1.000%	12/20/2020	2.315%	$(299)	$(483)	€ 5,000	$184
BNP Paribas SA	Volkswagen International Finance 5.380% due 05/22/2018	Sell	1.000	12/20/2017	0.613	24	(41)	2,100	65
Citibank NA	Volkswagen International Finance 5.380% due 05/22/2018	Sell	1.000	03/20/2017	0.445	52	93	7,700	(41)
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.266	6	38	$ 2,400	(32)
Citibank NA	Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	09/20/2020	0.915	58	31	8,000	27
JP Morgan Chase Bank NA	Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	06/20/2017	0.425	7	15	1,000	(8)

Harbor Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
CREDIT DEFAULT SWAPS—Continued
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	Markit CMBX North America AAA Indices	Sell	0.080%	12/13/2049	0.000%	$(21)	$ (74)	$ 10,732	$ 53
Goldman Sachs International	Markit CMBX North America AAA Indicies	Sell	0.500	01/17/2047	0.000	(196)	(538)	10,700	342
Citibank NA	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	12/20/2020	1.109	(13)	5	3,300	(18)
Goldman Sachs International	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	06/20/2021	1.242	(62)	(97)	5,700	35
Deutsche Bank AG	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	09/20/2018	0.608	146	186	14,100	(40)
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	06/20/2018	6.000	(38)	(131)	900	93
Goldman Sachs International	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	7.138	(48)	(42)	400	(6)
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	03/20/2020	7.260	(27)	(37)	200	10
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	7.138	(254)	(237)	2,100	(17)
Citibank NA	Sprint Communications, Inc. 8.380% due 08/15/2017	Sell	5.000	12/20/2019	10.283	(36)	88	1,700	(124)
Goldman Sachs International	Sprint Communications, Inc. 8.380% due 08/15/2017	Sell	5.000	12/20/2019	10.283	(28)	70	1,300	(98)
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2016	0.351	1	3	600	(2)
JP Morgan Chase Bank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2016	0.351	2	6	1,000	(4)
Credit Default Swaps									$ 419
Total Swaps									$(80,116)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2016
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 6,000	Federal Home Loan Mortgage Corp. TBA[9]	$ 6,533	$ (6,539)
22,000	Federal National Mortgage Association TBA[9]	25,188	(25,096)
	Total Fixed Income Investments Sold Short	$31,721	$(31,635)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 147,543	$ —	$ 147,543
Bank Loan Obligations	—	12,351	—	12,351
Collateralized Mortgage Obligations	—	233,324	—	233,324
Corporate Bonds & Notes	—	718,520	22,676	741,196
Escrow	—	—	—	—
Foreign Government Obligations	—	43,372	—	43,372
Mortgage Pass-Through	—	1,156,383	6	1,156,389
Municipal Bonds	—	77,033	—	77,033
Preferred Stocks	2,095	—	—	2,095
U.S. Government Obligations	—	1,205,080	—	1,205,080
Short-Term Investments
Repurchase Agreements	—	14,373	—	14,373

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
U.S. Government Obligations	$ —	$ 1,365	$ —	$ 1,365
Total Investments in Securities	$ 2,095	$3,609,344	$22,682	$3,634,121
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 14,580	$ —	$ 14,580
Futures Contracts	22,838	—	—	22,838
Purchased Options	9	2,037	—	2,046
Swap Agreements	—	2,754	—	2,754
Total Financial Derivative Instruments - Assets	$22,847	$ 19,317	$ —	$ 42,218
Liability Category
Fixed Income Investments Sold Short	$ —	$ (31,635)	$ —	$ (31,635)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (15,423)	$ —	$ (15,423)
Futures Contracts	(6,269)	—	—	(6,269)
Swap Agreements	—	(82,870)	—	(82,870)
Written Options	(511)	(3,879)	—	(4,390)
Total Financial Derivative Instruments - Liabilities	$ (6,780)	$ (102,172)	$ —	$ (108,952)
Total Investments	$18,162	$3,494,908	$22,682	$3,535,752
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2016.
Valuation Description	Balance Beginning at 11/01/2015 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2016 (000s)
Corporate Bonds & Notes	$24,607	$132	$ (469)	$ (5)	$ 9	$1,301	$—	$(2,899) [h]	$22,676
Escrow	—	—	—	—	—	—	—	—	—
Mortgage Pass-Through	1,473	—	(1,470)	—	(8)	11	—	—	6
	$26,080	$132	$(1,939)	$ (5)	$ 1	$1,312	$—	$(2,899)	$22,682
There were no transfers between Levels 1 and 2 during the period.
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2016 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Corporate Bonds & Notes
Keane Group Holdings LLC 12.000%—08/08/2019[m]	$ 22,676	Benchmark Pricing	Base Price Plus Spread	$ 94.85
Escrow
General Motors Co. Escrow[m]	—	Cash Available in Relation to Claims	Estimated Recovery Value	0.00
Mortgage Pass-Through
Federal Housing Authority Project 7.400%—02/01/2021[m]	6	Benchmark Pricing	Base Price	97.76
	$ 22,682
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments—Continued

DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 1,867	$ (400)
Foreign Exchange Contracts	14,580	(17,628)
Interest Rate Contracts	25,771	(90,924)
Total	$42,218	$(108,952)

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2016.
2	Variable rate security, the stated rate represents the rate in effect at July 31, 2016.
3	Step coupon security, the stated rate represents the rate in effect at July 31, 2016.
4	CLO after the name of a security stands for Collateralized Loan Obligation.
5	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2016, the aggregate value of these securities was $218,561,000 or 8% of net assets.
6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
7	MTN after the name of a security stands for Medium Term Note.
8	Perpetuity bond, the maturity date represents the next callable date.
9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2016. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
10	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
11	At July 31, 2016, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $63,804,000 or 2% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing input.
j	Amount represents Index Value.
m	Security has been deemed illiquid at July 31, 2016.
x	Fair Valued by subadviser in accordance with Harbor Funds Valuation Procedures using credit curves which is a Level 3 input.
y	Fair Valued in accordance with Harbor Funds Valuation Procedures using estimated recovery value which is a Level 3 input.
z	Fair Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms which is a Level 3 input.
AUD$	Australian Dollar
£	British Pound
CAD$	Canadian Dollar
€	Euro
MEX$	Mexican Peso
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Real Return Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, Notional, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -25.3%)
ASSET-BACKED SECURITIES—4.5%
Principal Amount		Value
	Aegis Asset Backed Securities Trust
	Series 2004-6 Cl. M2
$663	1.488%—03/25/2035[1]	$ 615
	Citigroup Mortgage Loan Trust Inc.
	Series 2006-NC1 Cl. A1
1,003	0.620%—08/25/2036[1,2]	921
	First Franklin Mortgage Loan Trust
	Series 2005-FFH1 Cl. M2
900	1.270%—06/25/2036[1]	670
	GSAMP Trust
	Series 2004-WF Cl. M2
157	2.138%—10/25/2034[1]	148
	Hillmark Funding Ltd.
	Series 2006-1A Cl. A1
550	0.900%—05/21/2021[1,2]	543
	JP Morgan Mortgage Acquisition Trust
	Series 2007-CH5 Cl. A4
700	0.648%—05/25/2037[1]	657
	Series 2006-FRE1 Cl. M1
700	0.878%—05/25/2035[1]	583
		1,240
	Long Beach Mortgage Loan Trust
	Series 2006-WL3 Cl. 2A4
300	0.788%—01/25/2036[1]	181
	Series 2005-WL2 Cl. M2
500	1.223%—08/25/2035[1]	439
		620
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A2
210	0.730%—06/25/2036[1]	117
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
112	0.560%—10/25/2036[1]	62
	Saxon Asset Securities Trust
	Series 2003-1 Cl. AF7
92	4.034%—06/25/2033[3]	93
	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
200	0.770%—05/25/2036[1]	164
	Wood Street CLO BV4
	Series II-A Cl. A1
€7	0.117%—03/29/2021[1,2]	8
TOTAL ASSET-BACKED SECURITIES
(Cost $4,988)		5,201

COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-5 Cl. A1
$3	2.380%—08/25/2035[1]	4
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2005-2 Cl. A2
$1	2.924%—03/25/2035[1]	$ 1
		5
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
465	1.253%—08/25/2035[1,2]	358
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
40	2.644%—04/20/2035[5]	40
	Lavender Trust
	Series 2010-RR2A Cl. A4
1,092	6.250%—10/26/2036[2]	878
	Marche Mutui Srl
	Series 4 Cl. A
€43	0.180%—02/25/2055[1]	48
	Series 6 Cl. A1
58	1.950%—01/27/2064[1]	66
		114
	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR Cl. 6A1
$202	2.580%—06/25/2036[5]	197
	RBSSP Resecuritization Trust
	Series 2010-1 Cl. 2A1
620	2.941%—07/26/2045[2,5]	619
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
62	0.888%—01/25/2046[1]	30
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2003-AR9 Cl. 2A
25	2.594%—09/25/2033[1]	25
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,228)		2,266

CORPORATE BONDS & NOTES—7.7%
	AT&T Inc.
100	1.560%—06/30/2020[1]	100
	Barclays Bank plc
200	7.625%—11/21/2022	224
	Barclays plc
€200	6.500%—09/15/2019[5,6]	212
200	8.000%—12/15/2020[5,6]	225
		437
	Credit Agricole SA
300	6.500%—06/23/2021[5,6]	334
	Ford Motor Credit Co. LLC
$1,100	2.375%—01/16/2018	1,113
	Goldman Sachs Group Inc.
500	1.850%—09/15/2020[5]	502
	Hewlett Packard Enterprise Co.
150	2.450%—10/05/2017[2]	152
	HSBC Holdings plc
800	2.950%—05/25/2021	815
	JP Morgan Chase & Co.
1,100	2.750%—06/23/2020	1,139
	Navient Corp. MTN[7]
740	3.375%—05/03/2019[5,8]	699
	Petrobras Global Finance BV
400	5.375%—01/27/2021	379

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost, Notional, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
		Royal Bank of Scotland plc MTN[7]
	$200	9.500%—03/16/2022[5]	$ 209
		Santander Holdings USA Inc.
	600	2.115%—11/24/2017[5]	600
		Telefonica Emisiones SAU
	2,150	1.290%—06/23/2017[5]	2,147
TOTAL CORPORATE BONDS & NOTES
(Cost $8,717)			8,850

FOREIGN GOVERNMENT OBLIGATIONS—8.4%
		France Government Bond OAT
	€214	1.850%—07/25/2027[8]	316
	489	2.250%—07/25/2020[8]	622
			938
		Hellenic Republic Government International Bond MTN[7]
	¥100,000	3.800%—08/08/2017	936
		Japan Government 5 YR Bond
	20,000	0.300%—09/20/2016	196
		Japan Treasury Discount Bill
	430,000	0.000%—09/26/2016-10/31/2016[9]	4,216
		Japanese Government CPI Linked Bond[8]
	99,600	0.100%—09/10/2024	1,045
		Mexican Bonos
MEX$	3,561	4.750%—06/14/2018	188
		Mexican Udibonos
	4,954	4.000%—11/08/2046[8]	307
		New Zealand Government Bond
NZD$	1,600	2.000%—09/20/2025[8]	1,259
		U.K. Gilt Inflation Linked[8]
	£10	0.125%—11/22/2065	28
	240	0.130%—03/22/2044-03/22/2058	490
			518
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $9,458)			9,603

MORTGAGE PASS-THROUGH—3.7%
		Federal Home Loan Mortgage Corp. REMIC[10]
	$497	1.081%—12/15/2037[1]	499
		Federal National Mortgage Association REMIC[10]
	118	0.838%—07/25/2037[1]	119
	130	0.868%—07/25/2037[1]	131
	99	0.928%—05/25/2036[1]	99
	251	1.168%—02/25/2041[1]	253
			602
		Federal National Mortgage Association TBA[11]
	3,000	3.500%—09/1/2041[1]	3,165
TOTAL MORTGAGE PASS-THROUGH
(Cost $4,250)			4,266

U.S. GOVERNMENT OBLIGATIONS—99.0%
Principal Amount		Value
	U.S. Treasury Bonds
$660	2.500%—02/15/2046	$ 705
	U.S. Treasury Inflation Indexed Bonds[8]
623	0.130%—04/15/2018[12]	629
5,993	0.130%—04/15/2019-01/15/2023	6,092
203	0.250%—01/15/2025	207
3,303	0.380%—07/15/2023	3,416
42	0.625%—02/15/2043[12]	42
19,267	0.630%—07/15/2021-01/15/2024	20,212
1,765	0.750%—02/15/2042	1,833
963	1.000%—02/15/2046[12]	1,079
837	1.250%—07/15/2020[12]	895
11,865	1.380%—02/15/2044	14,198
11,812	1.880%—07/15/2019	12,696
1,119	2.125%—01/15/2019	1,192
453	2.125%—02/15/2040-02/15/2041[12]	611
28,331	2.375%—01/15/2025	33,874
9,874	2.380%—01/15/2027	12,160
772	2.500%—01/15/2029[12]	985
282	3.625%—04/15/2028[12]	392
		110,513
	U.S. Treasury Notes
2,500	1.630%—05/15/2026	2,539
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $110,788)		113,757

SHORT-TERM INVESTMENTS—0.8%
(Cost $922)
REPURCHASE AGREEMENTS
922	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $944)	922
TOTAL INVESTMENTS—126.1%
(Cost $141,351)		144,865
CASH AND OTHER ASSETS, LESS LIABILITIES—(26.1)%		(29,958)
TOTAL NET ASSETS—100.0%		$114,907

Harbor Real Return Fund
Portfolio of Investments—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2016
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-BOBL Futures (Sell)	7	€ 700	09/08/2016	$ (11)
Euro-BTP Futures (Sell)	1	100	09/08/2016	(5)
Euro-Bund Futures (Sell)	5	500	09/08/2016	(17)
Euro-OAT Futures (Sell)	2	200	09/08/2016	(9)
Japanese Government Bond Futures 10 year (Sell)	1	¥ 100,000	09/12/2016	10
Eurodollar Futures-CME 90 day (Buy)	84	$ 21,000	12/19/2016	(20)
Eurodollar Futures-CME 90 day (Buy)	7	1,750	06/19/2017	22
Eurodollar Futures-CME 90 day (Sell)	84	21,000	12/18/2017	7
U.S. Treasury Bond Futures 30 year (Sell)	19	1,900	09/21/2016	(24)
U.S. Treasury Note Futures 5 year (Buy)	10	1,000	09/30/2016	—
U.S. Treasury Note Futures 10 year (Buy)	76	7,600	09/21/2016	207
Ultra U.S. Treasury Note Futures 30 year (Buy)	4	400	09/21/2016	64
Total Futures Contracts				$ 224

PURCHASED OPTIONS OPEN AT JULY 31, 2016
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty	Number of Contracts/ Notional	Strike Price	Expiration Date	Premiums Paid (000s)	Value (000s)
U.K. LIBOR Future 90 day (Put)	ICE Group	35	£ 98.50	06/21/2017	$ 2	$—
U.K. LIBOR Future 90 day (Put)	ICE Group	134	98.50	12/21/2016	16	—
Total Purchased Options that Require Periodic Settlement of Variation Margin					$18	$—
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Number of Contracts/ Notional	Strike Price	Expiration Date	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 1 year[m] (Put)	Citibank NA	11,000,000	1.250%	12/27/2016	$ 10	$ 2
Interest Rate Swap Option 1 year[m] (Put)	Goldman Sachs Bank USA	20,800,000	1.100	01/09/2017	10	9
Interest Rate Swap Option 1 year[m] (Put)	Goldman Sachs Bank USA	21,000,000	1.250	12/27/2016	19	3
Interest Rate Swap Option 1 year[m] (Put)	Morgan Stanley Capital Services LLC	22,100,000	1.100	01/23/2017	11	11
Interest Rate Swap Option 1 year[m] (Put)	Morgan Stanley Capital Services LLC	16,900,000	1.250	02/21/2017	9	5
Interest Rate Swap Option 1 year[m] (Put)	Royal Bank of Scotland plc	20,400,000	1.000	08/08/2016	7	—
Interest Rate Swap Option 2 year 2 year[m] (Call)	Goldman Sachs Bank USA	4,400,000	1.100	09/28/2016	15	10
Interest Rate Swap Option 5 year[m] (Put)	Credit Suisse International	2,600,000	3.400	12/05/2016	19	—
Interest Rate Swap Option 5 year[m] (Call)	Morgan Stanley Capital Services LLC	1,400,000	1.000	12/13/2016	12	8
Interest Rate Swap Option 5 year[m] (Call)	Morgan Stanley Capital Services LLC	1,900,000	1.000	12/21/2016	16	11
Interest Rate Swap Option 10 year[m] (Put)	JP Morgan Chase Bank NA	160,000,000	0.300	11/14/2016	7	4
Interest Rate Swap Option 10 year[m] (Put)	Morgan Stanley Capital Services LLC	2,200,000	2.720	07/16/2018	25	20
Interest Rate Swap Option 10 year[m] (Put)	Morgan Stanley Capital Services LLC	2,800,000	2.770	07/16/2018	33	24
Interest Rate Swap Option 30 year[m] (Call)	Deutsche Bank AG	700,000	2.150	06/15/2018	70	98
Interest Rate Swap Option 30 year[m] (Put)	Deutsche Bank AG	700,000	2.150	06/15/2018	70	47
Interest Rate Swap Option 30 year[m] (Put)	Deutsche Bank AG	1,000,000	2.860	10/23/2018	68	28
Interest Rate Swap Option 30 year[m] (Put)	Morgan Stanley Capital Services LLC	200,000	2.590	12/10/2018	21	8
Interest Rate Swap Option 30 year[m] (Put)	Morgan Stanley Capital Services LLC	900,000	2.600	03/29/2019	84	44
Interest Rate Swap Option 30 year[m] (Put)	Morgan Stanley Capital Services LLC	700,000	2.610	10/17/2018	64	25
Interest Rate Swap Option 30 year[m] (Put)	Morgan Stanley Capital Services LLC	200,000	2.610	11/15/2018	20	7
Total Purchased Options Not Settled Through Variation Margin					$590	$364
Total Purchased Options					$608	$364

WRITTEN OPTIONS OPEN AT JULY 31, 2016
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty	Number of Contracts/ Notional	Strike Price	Expiration Date	Premiums Received (000s)	Value (000s)
Euro-Bund Future (Call)	Eurex	4	€ 170.00	08/26/2016	$3	$ (1)
U.K. LIBOR Future 90 day (Put)	ICE Group	35	£ 98.00	06/21/2017	1	—

Harbor Real Return Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN—Continued
Description	Counterparty	Number of Contracts/ Notional	Strike Price	Expiration Date	Premiums Received (000s)	Value (000s)
U.K. LIBOR Future 90 day (Put)	ICE Group	134	£ 98.00	12/21/2016	$3	$—
Total Written Options that Require Periodic Settlement of Variation Margin					$7	$ (1)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Number of Contracts/ Notional	Strike Index/ Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 4 year (Put)	Deutsche Bank AG	600,000	233.550 [j]	01/22/2018	$ 6	$ (1)
Inflation-Linked Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,700,000	234.810 [j]	03/24/2020	19	(16)
Inflation-Linked Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,000,000	238.640 [j]	10/02/2020	19	(11)
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	4,000,000	243.270 [j]	04/22/2024	29	(1)
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	300,000	244.170 [j]	05/16/2024	2	—
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	3,600,000	216.690 [j]	04/07/2020	32	—
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	500,000	217.970 [j]	09/29/2020	7	—
Inflation-Linked Swap Option 20 year (Call)	Goldman Sachs Bank USA	400,000	120.720 [j]	06/22/2035	18	(2)
Credit Default Option 5 year (Call)	Barclays Bank plc	200,000	1.000%	09/21/2016	—	—
Credit Default Option 5 year (Put)	JP Morgan Chase Bank NA	600,000	1.000	09/21/2016	1	—
Credit Default Option 5 year (Put)	Barclays Bank plc	200,000	1.000	09/21/2016	—	—
Credit Default Option 5 year (Put)	BNP Paribas SA	500,000	1.000	09/21/2016	2	—
Interest Rate Swap Option 2 year (Call)	Morgan Stanley Capital Services LLC	2,800,000	0.770	12/13/2016	12	(7)
Interest Rate Swap Option 2 year (Call)	Morgan Stanley Capital Services LLC	3,800,000	0.770	12/21/2016	16	(10)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	5,000,000	2.500	10/23/2018	69	(27)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	3,300,000	2.250	10/17/2018	66	(24)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	900,000	2.250	11/15/2018	19	(7)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	900,000	2.250	12/10/2018	20	(7)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	4,300,000	2.300	03/29/2019	86	(41)
Interest Rate Swap Option 5 year 5 year (Call)	Credit Suisse International	2,600,000	2.400	12/05/2016	21	(87)
Interest Rate Swap Option 2 year 2 year (Call)	Goldman Sachs Bank USA	8,800,000	0.890	09/28/2016	15	(7)
Interest Rate Swap Option 5 year 5 year[m] (Put)	Barclays Bank plc	600,000	2.190	08/12/2016	3	—
Currency Option Euro Dollar vs. U.S. Dollar (Call)	JP Morgan Chase Bank NA	600,000	€ 1.17	09/15/2016	5	(1)
Currency Option U.S. Dollar vs. Japanese Yen (Call)	Credit Suisse International	320,000	105.00	09/08/2016	2	(2)
Currency Option U.S. Dollar vs. Japanese Yen (Call)	Deutsche Bank AG	220,000	110.00	09/22/2016	2	—
Currency Option U.S. Dollar vs. Japanese Yen (Put)	BNP Paribas SA	710,000	$ 101.20	09/15/2016	7	(10)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Credit Suisse International	320,000	96.00	09/08/2016	2	(1)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	JP Morgan Chase Bank NA	490,000	19.00	08/11/2016	6	(2)
Currency Option U.S. Dollar vs. Mexican Peso (Put)	Goldman Sachs Bank USA	560,000	17.80	10/14/2016	6	(2)
Currency Option U.S. Dollar vs. Mexican Peso (Put)	JP Morgan Chase Bank NA	70,000	17.80	10/14/2016	1	—
U.S. Treasury Notes 10 year Future (Call)	CME Group	11	135.50	08/26/2016	5	(1)
U.S. Treasury Notes 10 year Future (Put)	CME Group	11	132.00	08/26/2016	5	(3)
Total Written Options Not Settled Through Variation Margin					503	$(270)
Total Written Options					$510	$(271)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2016
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Citibank NA	$ 137	$ 132	08/12/2016	$ (5)
British Pound Sterling (Buy)	JP Morgan Chase Bank NA	229	229	08/02/2016	—
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	1,086	1,090	08/02/2016	4
British Pound Sterling (Sell)	Société Générale	53	53	08/02/2016	—
Chinese Yuan (Buy)	UBS AG	516	511	08/19/2016	5
Chinese Yuan (Sell)	JP Morgan Chase Bank	417	424	10/24/2016	7
Chinese Yuan (Sell)	JP Morgan Chase Bank	634	616	01/06/2017	(18)
Chinese Yuan (Sell)	UBS AG	675	684	08/19/2016	9
Colombian Peso (Sell)	JP Morgan Chase Bank	42	42	01/24/2017	—
Euro Currency (Buy)	Citibank NA	2,179	2,208	08/12/2016	(29)
Euro Currency (Buy)	JP Morgan Chase Bank NA	558	563	08/12/2016	(5)
Euro Currency (Buy)	JP Morgan Chase Bank NA	521	516	08/12/2016	5
Euro Currency (Sell)	BNP Paribas SA	982	969	08/12/2016	(13)
Euro Currency (Sell)	Citibank NA	450	452	08/12/2016	2
Euro Currency (Sell)	Goldman Sachs Bank USA	4,977	5,083	08/12/2016	106

Harbor Real Return Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Indian Rupee (Buy)	Barclays Capital	$ 551	$ 551	08/18/2016	$ —
Indian Rupee (Buy)	HSBC Bank USA	28	28	08/18/2016	—
Japanese Yen (Buy)	UBS AG	4,074	3,970	08/02/2016	104
Japanese Yen (Sell)	BNP Paribas SA	2,397	2,386	08/02/2016	(11)
Japanese Yen (Sell)	BNP Paribas SA	885	860	10/31/2016	(25)
Japanese Yen (Sell)	Credit Suisse International	1,278	1,244	10/31/2016	(34)
Japanese Yen (Sell)	Goldman Sachs Bank USA	1,025	986	08/02/2016	(39)
Japanese Yen (Sell)	JP Morgan Chase Bank NA	652	662	08/02/2016	10
Japanese Yen (Sell)	Société Générale	786	758	10/11/2016	(28)
Japanese Yen (Sell)	UBS AG	4,079	3,975	09/02/2016	(104)
Mexican Peso (Buy)	BNP Paribas SA	397	400	08/25/2016	(3)
Mexican Peso (Buy)	JP Morgan Chase Bank NA	223	225	08/25/2016	(2)
Mexican Peso (Buy)	JP Morgan Chase Bank NA	134	133	08/25/2016	1
Mexican Peso (Sell)	JP Morgan Chase Bank NA	641	665	08/25/2016	24
New Zealand Dollar (Sell)	Goldman Sachs Bank USA	1,167	1,098	08/12/2016	(69)
Taiwan Dollar (Buy)	UBS AG	513	511	08/18/2016	2
Taiwan Dollar (Sell)	UBS AG	513	511	08/18/2016	(2)
Taiwan Dollar (Sell)	UBS AG	515	512	11/10/2016	(3)
Total Forward Currency Contracts					$(111)

SWAP AGREEMENTS OPEN AT JULY 31, 2016
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	0.900%	04/17/2018	CAD$ 2,600	$ (1)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	09/21/2026	£ 700	(66)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.750	03/15/2047	360	(87)
CME Group	British Bankers' Association LIBOR JPY 6-Month	Pay	1.000	09/18/2023	¥ 40,000	(16)
CME Group	British Bankers' Association LIBOR JPY 6-Month	Pay	1.500	12/21/2045	35,000	(38)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.000	04/05/2018	$ 200	—
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	1,800	(34)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.800	10/28/2025	4,100	(203)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	02/22/2026	7,300	(290)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.400	03/16/2026	2,900	(101)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	04/21/2026	1,700	(41)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	04/27/2026	2,000	(51)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.850	07/20/2026	2,600	(10)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.850	07/27/2026	600	(3)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	07/27/2026	1,500	(17)
CME Group	Federal Funds Effective Rate U.S.	Pay	0.560	06/21/2017	23,800	(4)
CME Group	Federal Funds Effective Rate U.S.	Pay	1.000	06/21/2017	23,800	(6)
Interest Rate Swaps						$(968)
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Dow Jones CDX North America Investment Grade Index	Buy	1.000%	06/20/2021	72.053%	$(14)	$ (12)	$ 1,000	$ (2)
ICE Group	Dow Jones CDX North America Investment Grade Index Series 25	Buy	5.000	06/20/2021	395.310	(283)	(116)	5,660	(167)
Credit Default Swaps									$(169)

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.550%	10/15/2017	€ 100	$ (1)
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	04/15/2021	500	(1)
Citibank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.660	08/15/2018	100	(1)
Citibank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.650	10/15/2018	100	(1)
Citibank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.830	05/15/2018	1,200	2
Citibank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	04/15/2021	1,210	(3)
Citibank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	05/15/2021	900	(5)
Citibank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	1.178	05/15/2026	200	3
Citibank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	06/15/2026	100	—
Credit Suisse International	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.620	09/15/2018	100	(1)
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.580	10/15/2017	100	(1)
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.610	09/15/2018	100	(1)
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.650	10/15/2018	200	(2)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.650	09/15/2018	100	(1)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	06/15/2026	100	(1)
JP Morgan Chase Bank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.580	10/15/2017	100	(1)
Morgan Stanley Capital Services LLC	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	04/15/2021	540	(2)
UBS AG Stamford	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.530	10/15/2017	400	(3)
UBS AG Stamford	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.610	09/15/2018	200	(2)
BNP Paribas SA	UK Retail Prices Index All Items NSA	Receive	3.400	06/15/2030	£ 300	43
BNP Paribas SA	UK Retail Prices Index All Items NSA	Receive	3.300	12/15/2030	200	20
Citibank NA	UK Retail Prices Index All Items NSA	Receive	3.190	04/15/2030	400	39
Citibank NA	UK Retail Prices Index All Items NSA	Receive	3.350	05/15/2030	200	28
Citibank NA	UK Retail Prices Index All Items NSA	Receive	3.330	08/15/2030	700	88
Citibank NA	UK Retail Prices Index All Items NSA	Receive	3.140	04/15/2031	100	5
Credit Suisse International	UK Retail Prices Index All Items NSA	Receive	3.350	05/15/2030	100	14
Deutsche Bank AG	UK Retail Prices Index All Items NSA	Receive	3.330	08/15/2030	400	49
Deutsche Bank AG	UK Retail Prices Index All Items NSA[m]	Receive	3.100	06/15/2031	300	8
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Receive	3.400	06/15/2030	200	29
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Receive	3.330	08/15/2030	370	46
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Receive	3.360	04/15/2035	200	39
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	1.000	05/15/2046	300	(52)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	1.000	06/15/2046	200	(25)
JP Morgan Chase Bank NA	UK Retail Prices Index All Items NSA	Receive	3.400	06/15/2030	200	30
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Receive	3.320	05/15/2030	400	52
Royal Bank of Scotland plc	UK Retail Prices Index All Items NSA[m]	Receive	3.140	07/15/2031	100	4
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	06/15/2026	$ 900	(32)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.750	12/21/2026	5,300	(78)
Barclays Bank plc	US Consumer Price Index Urban Consumers NSA	Pay	1.910	04/15/2017	2,700	(88)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Pay	1.830	11/29/2016	200	(5)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Pay	2.250	07/15/2017	7,000	(419)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Pay	2.360	01/28/2017	1,900	(97)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Pay	2.173	11/01/2018	2,000	(103)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Pay	2.500	07/15/2022	300	(46)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Pay	2.420	02/12/2017	2,000	(105)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Pay	2.180	10/01/2018	1,100	(56)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Pay	1.000	07/26/2021	300	—
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	1.730	07/26/2021	300	(1)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA[m]	Receive	1.788	07/18/2026	1,200	6
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA[m]	Receive	1.000	07/20/2026	1,200	7
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Pay	1.940	10/23/2016	3,200	(80)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Pay	1.930	10/31/2016	3,700	(98)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Pay	2.250	07/15/2017	2,500	(152)
UBS AG Stamford	US Consumer Price Index Urban Consumers NSA	Receive	2.060	05/12/2025	100	5
Interest Rate Swaps						$(947)

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000%	06/20/2021	286.202%	$(9)	$ (9)	$ 100	$ —
Goldman Sachs International	Markit CMBX North America AAA Indices	Sell	0.500	10/17/2057	0.000	(3)	(5)	100	2
Goldman Sachs International	Markit CMBX North America AAA Indices	Sell	0.500	09/17/2058	0.000	(4)	(6)	100	2
JP Morgan Chase Bank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2021	236.745	(6)	(6)	100	—
Barclays Bank plc	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2021	151.607	(2)	(2)	100	—
Credit Suisse International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2021	151.607	(7)	(8)	300	1
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2021	151.607	(9)	(10)	400	1
Credit Default Swaps									$ 6
Total Swaps									$(2,078)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 5,201	$—	$ 5,201
Collateralized Mortgage Obligations	—	2,266	—	2,266
Corporate Bonds & Notes	—	8,850	—	8,850
Foreign Government Obligations	—	9,603	—	9,603
Mortgage Pass-Through	—	4,266	—	4,266
U.S. Government Obligations	—	113,757	—	113,757
Short-Term Investments
Repurchase Agreements	—	922	—	922
Total Investments in Securities	$ —	$144,865	$—	$144,865
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 279	$—	$ 279
Futures Contracts	310	—	—	310
Purchased Options	—	364	—	364
Swap Agreements	—	523	—	523
Total Financial Derivative Instruments - Assets	$310	$ 1,166	$—	$ 1,476
Liability Category
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (390)	$—	$ (390)
Futures Contracts	(86)	—	—	(86)
Swap Agreements	—	(2,601)	—	(2,601)
Written Options	(5)	(266)	—	(271)
Total Financial Derivative Instruments-Liabilities	$ (91)	$ (3,257)	$—	$ (3,348)
Total Investments	$219	$142,774	$—	$142,993
There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Real Return Fund
Portfolio of Investments—Continued

DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 6	$ (169)
Foreign Exchange Contracts	279	(408)
Interest Rate Contracts	1,191	(2,771)
Total	$1,476	$(3,348)

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2016.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2016, the aggregate value of these securities was $3,479,000 or 3% of net assets.
3	Step coupon security, the stated rate represents the rate in effect at July 31, 2016.
4	CLO after the name of a security stands for Collateralized Loan Obligation.
5	Variable rate security, the stated rate represents the rate in effect at July 31, 2016.
6	Perpetuity bond, the maturity date represents the next callable date.
7	MTN after the name of a security stands for Medium Term Note.
8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
9	Zero coupon bond.
10	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
11	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2016. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
12	At July 31, 2016, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $1,026,000 or 1% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
j	Amount represents Index Value.
m	Security has been deemed illiquid at July 31, 2016.
£	British Pound
CAD$	Canadian Dollar
€	Euro
¥	Japanese Yen
MEX$	Mexican Peso
NZD$	New Zealand Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Money Market Fund
Portfolio of Investments— July 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash of 2.2%)
GOVERNMENT AGENCY DEBT—68.0%†
Principal Amount		Value
	Federal Home Loan Bank Discount Notes
$6,500	0.280%—08/19/2016	$ 6,499
6,200	0.292%—08/11/2016	6,199
6,110	0.300%—08/01/2016-08/17/2016	6,110
13,500	0.310%—08/05/2016-09/06/2016	13,497
2,000	0.311%—08/08/2016	2,000
8,000	0.315%—09/19/2016	7,997
3,000	0.320%—08/10/2016-09/02/2016	2,999
12,000	0.323%—08/03/2016	12,000
2,000	0.330%—09/16/2016	1,999
9,400	0.332%—09/07/2016-09/13/2016	9,397
4,900	0.350%—09/21/2016-10/11/2016	4,897
5,900	0.366%—10/05/2016	5,896
3,640	0.370%—10/07/2016	3,637
5,000	0.376%—10/21/2016	4,996
2,800	0.385%—09/14/2016	2,799
8,000	0.390%—09/20/2016-09/22/2016	7,996
5,000	0.396%—09/09/2016	4,998
		103,916
	Federal Home Loan Mortgage Corp. Discount Notes
1,000	0.300%—08/12/2016	1,000
TOTAL GOVERNMENT AGENCY DEBT
(Cost $104,916)		104,916

TREASURY DEBT—29.7%†
Principal Amount		Value
	U.S. Treasury Bills
$9,800	0.250%—09/01/2016	$ 9,798
8,000	0.260%—08/04/2016	7,999
23,000	0.269%—08/18/2016	22,997
5,000	0.345%—08/25/2016	4,999
TOTAL TREASURY DEBT
(Cost $45,793)		45,793

REPURCHASE AGREEMENTS—0.1%
(Cost $200)
200	Repurchase Agreement with State Street Corp. dated July 29, 2016 due August 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $208)	200
TOTAL INVESTMENTS—97.8%
(Cost $150,909)[1]		150,909
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		3,449
TOTAL NET ASSETS—100.0%		$154,358

FAIR VALUE MEASUREMENTS
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupons represent a weighted average yield to maturity.
1	The aggregate identified cost on a tax basis is the same.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments— July 31, 2016 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds may offer up to four classes of shares, designated as Institutional Class, Administrative Class, Investor Class, and Retirement Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
purchase price and the maturity value of the issue over the period to effective maturity. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by each Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
Loan Participations and Assignments
Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund and Harbor Bond Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from the agent, it acquires direct rights against the borrower on the loan.
Harbor High-Yield Bond Fund entered into unfunded loan commitments during the period, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments. Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the statement of assets and liabilities and the statement of operations.
Harbor High-Yield Bond Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of an unfunded loan commitment. In certain circumstances, a Fund that has entered into an unfunded loan commitment may receive a prepayment penalty fee upon the prepayment of a loan by a borrower. Fees earned are recorded as a component of interest income on the statement of operations.
As of July 31, 2016, Harbor High-Yield Bond Fund had no unfunded loan commitments outstanding.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
Mortgage-Related and Other Asset-Backed Securities
Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
U.S. Government Securities
During the year, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Forward Commitments and When-Issued Securities
During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.
A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Sale-Buybacks
A “sale-buyback” financing transaction consists of a sale of a portfolio security by a Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.
The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the statement of assets and liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the statement of operations.  Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the statement of operations. To cover its obligations under sale-buyback transactions, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Sale-buyback transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the sale-buyback transaction are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.
The average amount of borrowings outstanding during the period ended July 31, 2016 was $46,409,000 at a weighted average interest rate of 0.447% for the Harbor Bond Fund and $39,197,000 at a weighted average interest rate of 0.559% for the Harbor Real Return Fund.
Short Sales
During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, subject to pre-arranged exposure levels, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.
The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
Options on exchange-traded futures contracts are an option contract in which the underlying instrument is a single futures contract. A Fund may write or purchase options on exchange-traded futures contracts in which A Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.
A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the year, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; the Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2016 for Harbor Bond Fund and Harbor Real Return Fund was $80,678,000 and $1,200,000.
Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the six-month period, Harbor Bond Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities. When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.
The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Master Netting Arrangements
As described in further detail below, each Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.
For the period ended July 31, 2016, the following Master Netting Arrangements have been entered into by one or more of the Funds:
Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties. As of July 31, 2016, each Fund had investment exposures subject to the terms of these agreements.
Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. As of July 31, 2016, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by the Fund and select counterparties. As of July 31, 2016, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
New Accounting Pronouncement
The Funds have adopted Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which requires expanded disclosures related to financial assets pledged in secured financing transactions, such as sale-buyback transactions, and the related contractual maturity terms of these secured transactions. The adoption of ASU 2014-11 had no impact on each Fund’s net assets or results of operations.
Money Market Fund Reform
Effective on March 1, 2016, the Harbor Money Market Fund began to operate as a “government money market fund,” as defined in Rule 2a-7 under the 1940 Act, pursuant to amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission.  As a “government money market fund” under Rule 2a-7, the Harbor Money Market Fund will (1) be permitted to use the amortized cost method of valuation to continue to seek to maintain a $1.00 share price and (2) not be subject to a liquidity fee and/or a redemption gate on fund redemptions. The Board of Trustees has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders were provided with specific advance notice of a change in this policy.  In connection with operating as a “government money market fund,” the Harbor Money Market Fund will invest 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities).
Note 3—TAX Information
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2016 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Convertible Securities Fund	$ 323,448	$ 16,152	$ (3,410)	$ 12,742
Harbor High-Yield Bond Fund*	1,813,095	52,378	(27,610)	24,768
Harbor Bond Fund	3,524,362	144,519	(34,760)	109,759
Harbor Real Return Fund*	141,351	3,791	(277)	3,514
Harbor Money Market Fund	150,909	–	–	–

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.

Notes

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.FI.0716

Quarterly Schedule of
Portfolio Holdings
July 31, 2016
Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class
Harbor Target Retirement Income	HARAX	HARBX	HARCX
Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX
Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX
Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX
Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX
Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX
Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX
Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX
Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX
Harbor Target Retirement 2055 Fund	HATRX	HATAX	HATTX

Harbor Target Retirement Income Fund†
Portfolio of Investments— July 31, 2016 (Unaudited)

Value and Cost in Thousands

HARBOR EQUITY FUNDS—20.2%
Shares		Value
5,834	Harbor Capital Appreciation Fund	$ 352
20,177	Harbor Mid Cap Growth Fund	179
13,237	Harbor Small Cap Growth Fund	161
33,520	Harbor Large Cap Value Fund	413
13,238	Harbor Mid Cap Value Fund	267
7,203	Harbor Small Cap Value Fund	197
10,045	Harbor International Fund	615
32,671	Harbor International Growth Fund	430
7,007	Harbor Global Growth Fund	148
TOTAL HARBOR EQUITY FUNDS
(Cost $2,681)		2,762

HARBOR FIXED INCOME FUNDS—69.8%
178,932	Harbor High-Yield Bond Fund	1,772
449,251	Harbor Bond Fund	5,382
254,105	Harbor Real Return Fund	2,406
TOTAL HARBOR FIXED INCOME FUNDS
(Cost $9,869)		9,560

SHORT-TERM INVESTMENTS—10.0%
Shares		Value
(Cost $1,363)
1,362,677	Harbor Money Market Fund	$ 1,363
TOTAL INVESTMENTS—100.0%
(Cost $13,913)		13,685
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$13,685

Fair Value Measurements
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
1

Harbor Target Retirement 2015 Fund†
Portfolio of Investments— July 31, 2016 (Unaudited)

Value and Cost in Thousands

HARBOR EQUITY AND COMMODITY FUNDS—27.3%
Shares		Value
3,857	Harbor Capital Appreciation Fund	$ 233
13,375	Harbor Mid Cap Growth Fund	119
8,805	Harbor Small Cap Growth Fund	107
22,228	Harbor Large Cap Value Fund	274
8,804	Harbor Mid Cap Value Fund	178
4,766	Harbor Small Cap Value Fund	130
6,648	Harbor International Fund	407
21,685	Harbor International Growth Fund	285
4,641	Harbor Global Growth Fund	98
22,734	Harbor Commodity Real Return Strategy Fund	83
TOTAL HARBOR EQUITY AND COMMODITY FUNDS
(Cost $1,883)		1,914

HARBOR FIXED INCOME FUNDS—64.5%
99,014	Harbor High-Yield Bond Fund	980
HARBOR FIXED INCOME FUNDS—Continued
Shares		Value
210,623	Harbor Bond Fund	$2,523
107,273	Harbor Real Return Fund	1,016
TOTAL HARBOR FIXED INCOME FUNDS
(Cost $4,583)		4,519

SHORT-TERM INVESTMENTS—8.2%
(Cost $573)
572,967	Harbor Money Market Fund	573
TOTAL INVESTMENTS—100.0%
(Cost $7,039)		7,006
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$7,006

Fair Value Measurements
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
2

Harbor Target Retirement 2020 Fund†
Portfolio of Investments— July 31, 2016 (Unaudited)

Value and Cost in Thousands

HARBOR EQUITY AND COMMODITY FUNDS—35.8%
Shares		Value
18,272	Harbor Capital Appreciation Fund	$ 1,103
63,164	Harbor Mid Cap Growth Fund	562
41,415	Harbor Small Cap Growth Fund	502
105,046	Harbor Large Cap Value Fund	1,295
41,438	Harbor Mid Cap Value Fund	837
22,569	Harbor Small Cap Value Fund	616
31,490	Harbor International Fund	1,929
102,324	Harbor International Growth Fund	1,346
21,949	Harbor Global Growth Fund	464
184,486	Harbor Commodity Real Return Strategy Fund	673
TOTAL HARBOR EQUITY AND COMMODITY FUNDS
(Cost $9,233)		9,327

HARBOR FIXED INCOME FUNDS—61.4%
73,447	Harbor Convertible Securities Fund	776
432,480	Harbor High-Yield Bond Fund	4,283
HARBOR FIXED INCOME FUNDS—Continued
Shares		Value
665,899	Harbor Bond Fund	$ 7,977
311,905	Harbor Real Return Fund	2,954
TOTAL HARBOR FIXED INCOME FUNDS
(Cost $16,363)		15,990

SHORT-TERM INVESTMENTS—2.8%
(Cost $725)
725,311	Harbor Money Market Fund	725
TOTAL INVESTMENTS—100.0%
(Cost $26,321)		26,042
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$26,042

Fair Value Measurements
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Target Retirement 2025 Fund†
Portfolio of Investments— July 31, 2016 (Unaudited)

Value and Cost in Thousands

HARBOR EQUITY AND COMMODITY FUNDS—41.7%
Shares		Value
10,100	Harbor Capital Appreciation Fund	$ 610
34,873	Harbor Mid Cap Growth Fund	310
22,921	Harbor Small Cap Growth Fund	278
58,199	Harbor Large Cap Value Fund	718
22,989	Harbor Mid Cap Value Fund	464
12,464	Harbor Small Cap Value Fund	340
17,483	Harbor International Fund	1,071
56,795	Harbor International Growth Fund	747
12,129	Harbor Global Growth Fund	257
123,159	Harbor Commodity Real Return Strategy Fund	449
TOTAL HARBOR EQUITY AND COMMODITY FUNDS
(Cost $5,257)		5,244

HARBOR FIXED INCOME FUNDS—58.3%
Shares		Value
55,480	Harbor Convertible Securities Fund	$ 586
225,654	Harbor High-Yield Bond Fund	2,234
279,943	Harbor Bond Fund	3,354
120,316	Harbor Real Return Fund	1,139
TOTAL HARBOR FIXED INCOME FUNDS
(Cost $7,405)		7,313
TOTAL INVESTMENTS—100.0%
(Cost $12,662)		12,557
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$12,557

Fair Value Measurements
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
4

Harbor Target Retirement 2030 Fund†
Portfolio of Investments— July 31, 2016 (Unaudited)

Value and Cost in Thousands

HARBOR EQUITY AND COMMODITY FUNDS—50.7%
Shares		Value
23,272	Harbor Capital Appreciation Fund	$ 1,405
80,968	Harbor Mid Cap Growth Fund	720
53,220	Harbor Small Cap Growth Fund	645
134,425	Harbor Large Cap Value Fund	1,657
53,279	Harbor Mid Cap Value Fund	1,076
28,826	Harbor Small Cap Value Fund	787
39,973	Harbor International Fund	2,448
130,759	Harbor International Growth Fund	1,720
28,013	Harbor Global Growth Fund	593
304,806	Harbor Commodity Real Return Strategy Fund	1,113
TOTAL HARBOR EQUITY AND COMMODITY FUNDS
(Cost $11,869)		12,164

HARBOR FIXED INCOME FUNDS—49.3%
Shares		Value
89,623	Harbor Convertible Securities Fund	$ 947
399,531	Harbor High-Yield Bond Fund	3,956
456,867	Harbor Bond Fund	5,473
153,547	Harbor Real Return Fund	1,454
TOTAL HARBOR FIXED INCOME FUNDS
(Cost $12,105)		11,830
TOTAL INVESTMENTS—100.0%
(Cost $23,974)		23,994
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$23,994

Fair Value Measurements
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
5

Harbor Target Retirement 2035 Fund†
Portfolio of Investments— July 31, 2016 (Unaudited)

Value and Cost in Thousands

HARBOR EQUITY AND COMMODITY FUNDS—61.2%
Shares		Value
13,256	Harbor Capital Appreciation Fund	$ 800
45,777	Harbor Mid Cap Growth Fund	407
30,072	Harbor Small Cap Growth Fund	364
76,408	Harbor Large Cap Value Fund	942
30,155	Harbor Mid Cap Value Fund	609
16,379	Harbor Small Cap Value Fund	447
22,933	Harbor International Fund	1,405
74,710	Harbor International Growth Fund	982
15,906	Harbor Global Growth Fund	337
152,233	Harbor Commodity Real Return Strategy Fund	556
TOTAL HARBOR EQUITY AND COMMODITY FUNDS
(Cost $6,933)		6,849

HARBOR FIXED INCOME FUNDS—38.8%
Shares		Value
15,230	Harbor Convertible Securities Fund	$ 161
159,947	Harbor High-Yield Bond Fund	1,583
185,300	Harbor Bond Fund	2,220
40,182	Harbor Real Return Fund	381
TOTAL HARBOR FIXED INCOME FUNDS
(Cost $4,382)		4,345
TOTAL INVESTMENTS—100.0%
(Cost $11,315)		11,194
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$11,194

Fair Value Measurements
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
6

Harbor Target Retirement 2040 Fund†
Portfolio of Investments— July 31, 2016 (Unaudited)

Value and Cost in Thousands

HARBOR EQUITY AND COMMODITY FUNDS—70.6%
Shares		Value
26,822	Harbor Capital Appreciation Fund	$ 1,620
92,733	Harbor Mid Cap Growth Fund	824
60,947	Harbor Small Cap Growth Fund	739
153,826	Harbor Large Cap Value Fund	1,897
61,035	Harbor Mid Cap Value Fund	1,232
33,107	Harbor Small Cap Value Fund	904
46,156	Harbor International Fund	2,827
151,450	Harbor International Growth Fund	1,992
32,185	Harbor Global Growth Fund	681
226,126	Harbor Commodity Real Return Strategy Fund	825
TOTAL HARBOR EQUITY AND COMMODITY FUNDS
(Cost $12,751)		13,541

HARBOR FIXED INCOME FUNDS—29.4%
Shares		Value
217,150	Harbor High-Yield Bond Fund	$ 2,150
255,461	Harbor Bond Fund	3,060
43,929	Harbor Real Return Fund	416
TOTAL HARBOR FIXED INCOME FUNDS
(Cost $5,703)		5,626
TOTAL INVESTMENTS—100.0%
(Cost $18,454)		19,167
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$19,167

Fair Value Measurements
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
7

Harbor Target Retirement 2045 Fund†
Portfolio of Investments— July 31, 2016 (Unaudited)

Value and Cost in Thousands

HARBOR EQUITY AND COMMODITY FUNDS—80.1%
Shares		Value
11,030	Harbor Capital Appreciation Fund	$ 666
38,170	Harbor Mid Cap Growth Fund	339
25,137	Harbor Small Cap Growth Fund	305
63,484	Harbor Large Cap Value Fund	783
25,155	Harbor Mid Cap Value Fund	508
13,631	Harbor Small Cap Value Fund	372
18,980	Harbor International Fund	1,163
62,085	Harbor International Growth Fund	816
13,245	Harbor Global Growth Fund	280
74,724	Harbor Commodity Real Return Strategy Fund	273
TOTAL HARBOR EQUITY AND COMMODITY FUNDS
(Cost $5,444)		5,505

HARBOR FIXED INCOME FUNDS—19.9%
Shares		Value
56,200	Harbor High-Yield Bond Fund	$ 556
61,490	Harbor Bond Fund	737
7,986	Harbor Real Return Fund	76
TOTAL HARBOR FIXED INCOME FUNDS
(Cost $1,372)		1,369
TOTAL INVESTMENTS—100.0%
(Cost $6,816)		6,874
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$6,874

Fair Value Measurements
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Target Retirement 2050 Fund†
Portfolio of Investments— July 31, 2016 (Unaudited)

Value and Cost in Thousands

HARBOR EQUITY AND COMMODITY FUNDS—89.5%
Shares		Value
33,720	Harbor Capital Appreciation Fund	$ 2,036
116,572	Harbor Mid Cap Growth Fund	1,036
76,598	Harbor Small Cap Growth Fund	928
193,665	Harbor Large Cap Value Fund	2,388
76,716	Harbor Mid Cap Value Fund	1,549
41,545	Harbor Small Cap Value Fund	1,135
57,992	Harbor International Fund	3,552
190,335	Harbor International Growth Fund	2,503
40,534	Harbor Global Growth Fund	858
169,406	Harbor Commodity Real Return Strategy Fund	618
TOTAL HARBOR EQUITY AND COMMODITY FUNDS
(Cost $15,787)		16,603

HARBOR FIXED INCOME FUNDS—10.5%
Shares		Value
88,309	Harbor High-Yield Bond Fund	$ 874
89,810	Harbor Bond Fund	1,076
TOTAL HARBOR FIXED INCOME FUNDS
(Cost $1,956)		1,950
TOTAL INVESTMENTS—100.0%
(Cost $17,743)		18,553
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$18,553

Fair Value Measurements
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
9

Harbor Target Retirement 2055 Fund†
Portfolio of Investments— July 31, 2016 (Unaudited)

Value and Cost in Thousands

HARBOR EQUITY AND COMMODITY FUNDS—93.1%
Shares		Value
2,126	Harbor Capital Appreciation Fund	$ 128
7,380	Harbor Mid Cap Growth Fund	66
4,862	Harbor Small Cap Growth Fund	59
12,291	Harbor Large Cap Value Fund	152
4,868	Harbor Mid Cap Value Fund	98
2,637	Harbor Small Cap Value Fund	72
3,681	Harbor International Fund	225
11,984	Harbor International Growth Fund	158
2,557	Harbor Global Growth Fund	54
9,229	Harbor Commodity Real Return Strategy Fund	34
TOTAL HARBOR EQUITY AND COMMODITY FUNDS
(Cost $1,042)		1,046

HARBOR FIXED INCOME FUNDS—6.9%
Shares		Value
3,554	Harbor High-Yield Bond Fund	$ 35
3,601	Harbor Bond Fund	43
TOTAL HARBOR FIXED INCOME FUNDS
(Cost $78)		78
TOTAL INVESTMENTS—100.0%
(Cost $1,120)		1,124
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$1,124

Fair Value Measurements
All holdings at July 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or July 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2055 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor Target Retirement Funds
Notes to Portfolios of Investments— July 31, 2016 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund and Harbor Target Retirement 2055 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”.  The Funds invest in a combination of other affiliated funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by the subadvisers, none of which is affiliated with the Adviser.
The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
11

Harbor Target Retirement Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
Related Parties
The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At July 31, 2016, each Fund held 10% or fewer of the outstanding shares of any Underlying Fund.
Note 3—TAX Information
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2016 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Target Retirement Income Fund	$13,913	$ 119	$(347)	$(228)
Harbor Target Retirement 2015 Fund	7,039	61	(94)	(33)
Harbor Target Retirement 2020 Fund	26,321	431	(710)	(279)
Harbor Target Retirement 2025 Fund	12,662	201	(306)	(105)
Harbor Target Retirement 2030 Fund	23,974	764	(744)	20
Harbor Target Retirement 2035 Fund	11,315	198	(319)	(121)
Harbor Target Retirement 2040 Fund	18,454	1,165	(452)	713
Harbor Target Retirement 2045 Fund	6,816	233	(175)	58
Harbor Target Retirement 2050 Fund	17,743	1,325	(515)	810
Harbor Target Retirement 2055 Fund	1,120	19	(15)	4
12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.TR.0716

ITEM 2 – CONTROLS AND PROCEDURES
(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3 – EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 27th day of September, 2016 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS
By:	/s/ David G. Van Hooser

David G. Van Hooser – Chairman, President and
Trustee (Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	September 27, 2016
By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	September 27, 2016